UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

                       Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

                       Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Item 1. Reports to Stockholders

Marshall Funds

Semi-Annual Report

February 28, 2010

• Marshall Large-Cap Value Fund

• Marshall Large-Cap Growth Fund

• Marshall Mid-Cap Value Fund

• Marshall Mid-Cap Growth Fund

• Marshall Small-Cap Growth Fund

• Marshall International Stock Fund

• Marshall Emerging Markets Equity Fund

• Marshall Ultra Short Tax-Free Fund

• Marshall Short-Term Income Fund

• Marshall Short-Intermediate Bond Fund

• Marshall Intermediate Tax-Free Fund

• Marshall Government Income Fund

• Marshall Corporate Income Fund

• Marshall Aggregate Bond Fund

• Marshall Core Plus Bond Fund

• Marshall Government Money Market Fund

• Marshall Tax-Free Money Market Fund

• Marshall Prime Money Market Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2010

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2010 (9/1/09-2/28/10).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)	Expenses paid during period 9/1/09- 2/28/10(1)	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)	Expenses paid during period 9/1/09- 2/28/10(1)	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)	Expenses paid during period 9/1/09- 2/28/10(1)
Large-Cap Value Fund
Actual	$1,000.00	$1,081.40	1.29%	$6.68	$1,000.00	$1,081.40	1.29%	$6.68	$1,000.00	$1,082.80	1.04%	$5.39
Hypothetical (5% return before expenses)	1,000.00	1,018.58	1.29	6.48	1,000.00	1,018.58	1.29	6.48	1,000.00	1,019.82	1.04	5.23
Large-Cap Growth Fund
Actual	1,000.00	1,115.70	1.31	6.88	1,000.00	1,115.70	1.31	6.87	1,000.00	1,116.80	1.06	5.57
Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.31	6.56	1,000.00	1,018.50	1.31	6.56	1,000.00	1,019.74	1.06	5.31
Mid-Cap Value Fund
Actual	1,000.00	1,123.30	1.30	6.82	1,000.00	1,123.30	1.30	6.82	1,000.00	1,124.40	1.05	5.51
Hypothetical (5% return before expenses)	1,000.00	1,018.57	1.30	6.49	1,000.00	1,018.57	1.30	6.49	1,000.00	1,019.82	1.05	5.24
Mid-Cap Growth Fund
Actual	1,000.00	1,179.10	1.28	6.92	1,000.00	1,179.10	1.28	6.92	1,000.00	1,180.40	1.03	5.58
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.28	6.41	1,000.00	1,018.65	1.28	6.41	1,000.00	1,019.89	1.03	5.17
Small-Cap Growth Fund
Actual	1,000.00	1,234.90	1.50	8.31	1,000.00	1,234.90	1.50	8.30	1,000.00	1,235.60	1.25	6.93
Hypothetical (5% return before expenses)	1,000.00	1,017.57	1.50	7.50	1,000.00	1,017.57	1.50	7.49	1,000.00	1,018.80	1.25	6.26
International Stock Fund
Actual	1,000.00	1,007.20	1.45	7.22	1,000.00	1,007.20	1.45	7.22	1,000.00	1,009.10	1.20	5.98
Hypothetical (5% return before expenses)	1,000.00	1,017.81	1.45	7.25	1,000.00	1,017.81	1.45	7.25	1,000.00	1,019.05	1.20	6.01

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor				Investor					Institutional
Fund	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)	Expenses paid during period 9/1/09- 2/28/10(1)	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)		Expenses paid during period 9/1/09- 2/28/10(1)	Beginning account value 9/1/09	Ending account value 2/28/10	Annualized Expense Ratio(1)		Expenses paid during period 9/1/09- 2/28/10(1)
Emerging Markets Equity Fund
Actual	$1,000.00	$1,106.40	1.50%	$7.83	$1,000.00	$1,106.40	1.50%		$7.83	$1,000.00	$1,106.80	1.25%		$6.53
Hypothetical (5% return before expenses)	1,000.00	1,017.56	1.50	7.50	1,000.00	1,017.56	1.50		7.50	1,000.00	1,018.80	1.25		6.26
Ultra Short Tax-Free Fund
Actual	—	—	—	—	1,000.00	1,008.70	0.55	(2)	2.30	1,000.00	1,008.80	0.30	(2)	1.24
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.71	0.55	(2)	2.31	1,000.00	1,023.77	0.30	(2)	1.25
Short-Term Income Fund
Actual	1,000.00	1,036.40	0.60	3.03	1,000.00	1,037.60	0.60		3.03	1,000.00	1,038.80	0.35		1.77
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.60	3.01	1,000.00	1,022.03	0.60		3.01	1,000.00	1,023.26	0.35		1.76
Short-Intermediate Bond Fund
Actual	1,000.00	1,062.40	0.80	4.09	1,000.00	1,061.20	0.80		4.09	1,000.00	1,062.50	0.55		2.81
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
Intermediate Tax-Free Fund
Actual	—	—	—	—	1,000.00	1,046.00	0.55		2.78	—	—	—		—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.29	0.55		2.74	—	—	—		—
Government Income Fund
Actual	1,000.00	1,046.00	0.80	4.06	1,000.00	1,046.00	0.80		4.06	1,000.00	1,046.20	0.55		2.79
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
Corporate Income Fund
Actual	1,000.00	1,057.10	0.80	4.07	1,000.00	1,057.00	0.80		4.06	1,000.00	1,058.30	0.55		2.80
Hypothetical (5% return before expenses)	1,000.00	1,021.05	0.80	4.00	1,000.00	1,021.05	0.80		3.99	1,000.00	1,022.28	0.55		2.75
Aggregate Bond Fund
Actual	1,000.00	1,057.40	0.80	4.08	1,000.00	1,057.40	0.80		4.07	1,000.00	1,058.70	0.55		2.80
Hypothetical (5% return before expenses)	1,000.00	1,021.04	0.80	4.00	1,000.00	1,021.04	0.80		4.00	1,000.00	1,022.28	0.55		2.75
Core Plus Bond Fund
Actual	—	—	—	—	1,000.00	1,038.60	0.80		4.04	1,000.00	1,039.90	0.55		2.78
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,021.04	0.80		4.00	1,000.00	1,022.28	0.55		2.75
Government Money Market Fund
Actual	—	—	—	—	1,000.00	1,000.00	0.29		1.44	1,000.00	1,000.50	0.20		1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,023.56	0.29		1.46	1,000.00	1,024.00	0.20		1.01
Tax-Free Money Market Fund
Actual	—	—	—	—	1,000.00	1,002.00	0.45		2.25	1,000.00	1,003.20	0.20		1.01
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.75	0.45		2.27	1,000.00	1,023.99	0.20		1.02
Prime Money Market Fund
Actual	1,000.00	1,000.00	0.49	2.42	1,000.00	1,000.30	0.43		2.13	1,000.00	1,001.40	0.20		1.02
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.49	2.44	1,000.00	1,022.87	0.43		2.15	1,000.00	1,023.98	0.20		1.03

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2009 through February 28, 2010, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	The Ultra Short Tax-Free Fund commenced operations on October 1, 2009. The Fund’s expense ratios are multiplied by 151/365 (to reflect the partial period).

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.0%

Consumer Discretionary — 9.4%

Apparel Retail — 0.8%
Limited Brands, Inc.	71,560	$ 1,582,192

Apparel, Accessories & Luxury Goods — 0.6%
Coach, Inc.	28,860	1,051,658

Auto Parts & Equipment — 0.5%
Johnson Controls, Inc.	29,550	919,005

Automobile Manufacturers — 1.2%
Ford Motor Co. (1)(2)	114,430	1,343,408
Thor Industries, Inc.	26,840	910,681

		2,254,089

Cable & Satellite — 0.8%
Time Warner Cable, Inc.	31,200	1,456,728

Department Stores — 0.6%
Macy’s, Inc.	55,850	1,069,528

General Merchandise Stores — 0.4%
Target Corp.	15,890	818,653

Household Appliances — 1.2%
Whirlpool Corp.	26,975	2,270,216

Housewares & Specialties — 0.8%
Jarden Corp.	46,930	1,504,576

Movies & Entertainment — 2.5%
News Corp., Class A (5)	103,380	1,382,191
Regal Entertainment Group, Class A	61,780	922,993
Time Warner, Inc.	41,480	1,204,579
Viacom, Inc., Class B (2)	40,760	1,208,534

		4,718,297

Total Consumer Discretionary		17,644,942

Consumer Staples — 5.6%

Agricultural Products — 0.9%
Archer-Daniels-Midland Co.	57,770	1,696,127

Drug Retail — 0.6%
CVS Caremark Corp. (1)	35,490	1,197,787

Household Products — 0.5%
Kimberly-Clark Corp.	16,550	1,005,247

Packaged Foods & Meats — 1.3%
ConAgra Foods, Inc. (1)	63,060	1,542,448
Sara Lee Corp.	62,750	850,890

		2,393,338

Tobacco — 2.3%
Altria Group, Inc. (1)	85,120	1,712,614
Philip Morris International, Inc.	31,015	1,519,115
Reynolds American, Inc.	19,660	1,038,048

		4,269,777

Total Consumer Staples		10,562,276

Energy — 17.7%

Integrated Oil & Gas — 8.6%
Chevron Corp.	81,740	5,909,802
ConocoPhillips	110,550	5,306,400
Exxon Mobil Corp.	30,760	1,999,400
Marathon Oil Corp.	97,640	2,826,678

		16,042,280

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Drilling — 1.4%
Noble Corp. (2)	22,770	$ 962,260
Transocean Ltd. (2)	20,280	1,618,750

		2,581,010

Oil & Gas-Equipment & Services — 2.9%
Halliburton Co.	91,640	2,762,946
National Oilwell Varco, Inc.	60,870	2,646,019

		5,408,965

Oil & Gas-Exploration & Production — 4.8%
Anadarko Petroleum Corp.	57,175	4,009,683
Apache Corp. (1)	27,880	2,889,483
Cimarex Energy Co.	34,995	2,091,301

		8,990,467

Total Energy		33,022,722

Financials — 21.3%

Asset Management & Custody Banks — 2.0%
Ameriprise Financial, Inc.	91,610	3,667,148

Consumer Finance — 2.0%
Capital One Financial Corp.	47,220	1,782,555
Discover Financial Services	145,400	1,984,710

		3,767,265

Diversified Banks — 3.3%
U.S. Bancorp	110,575	2,721,251
Wells Fargo & Co. (1)	125,835	3,440,329

		6,161,580

Investment Banking & Brokerage — 4.1%
Goldman Sachs Group, Inc.	31,030	4,851,541
Morgan Stanley	100,545	2,833,358

		7,684,899

Life & Health Insurance — 1.3%
Aflac, Inc.	49,260	2,435,907

Multi-Line Insurance — 0.6%
Hartford Financial Services Group, Inc.	43,480	1,059,608

Other Diversified Financial Services — 5.1%
Bank of America Corp.	196,120	3,267,359
JPMorgan Chase & Co.	151,120	6,342,506

		9,609,865

Property & Casualty Insurance — 1.2%
Travelers Cos., Inc.	44,240	2,326,582

Regional Banks — 1.2%
PNC Financial Services Group, Inc. (1)	43,365	2,331,302

Specialized Finance — 0.5%
CME Group, Inc.	2,770	835,681

Total Financials		39,879,837

Healthcare — 11.9%

Biotechnology — 1.3%
Amgen, Inc. (2)	24,835	1,405,910
Gilead Sciences, Inc. (2)	20,330	967,911

		2,373,821

Healthcare Distributors — 2.5%
AmerisourceBergen Corp.	92,915	2,605,337
McKesson Corp.	36,130	2,137,089

		4,742,426

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Services — 0.6%
Medco Health Solutions, Inc. (1)(2)	18,290	$ 1,156,660

Managed Healthcare — 1.8%
Humana, Inc. (1)(2)	37,005	1,751,446
UnitedHealth Group, Inc.	49,345	1,670,822

		3,422,268

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co. (1)	100,140	2,454,431
Forest Laboratories, Inc. (1)(2)	57,565	1,720,042
Johnson & Johnson	33,740	2,125,620
Pfizer, Inc.	242,325	4,252,804

		10,552,897

Total Healthcare		22,248,072

Industrials — 12.0%

Aerospace & Defense — 4.1%
General Dynamics Corp.	49,275	3,574,901
Honeywell International, Inc.	25,400	1,020,064
Northrop Grumman Corp.	18,225	1,116,464
Raytheon Co. (1)	34,100	1,917,784

		7,629,213

Commercial Printing — 0.5%
R. R. Donnelley & Sons Co.	43,800	871,182

Construction & Farm Machinery & Heavy Trucks — 0.5%
Joy Global, Inc.	17,390	883,412

Electrical Components & Equipment — 2.4%
Cooper Industries, PLC	57,290	2,598,675
Emerson Electric Co. (1)	40,165	1,901,411

		4,500,086

Industrial Conglomerates — 2.9%
General Electric Co.	343,950	5,523,837

Industrial Machinery — 0.5%
Crane Co.	28,720	909,562

Railroads — 1.1%
CSX Corp.	45,800	2,173,668

Total Industrials		22,490,960

Information Technology — 7.9%

Computer Hardware — 2.9%
Apple, Inc. (2)	11,390	2,330,622
Hewlett-Packard Co.	42,515	2,159,337
International Business Machines Corp.	7,405	941,620

		5,431,579

Computer Storage & Peripherals — 2.1%
EMC Corp. (1)(2)	125,640	2,197,443
Western Digital Corp. (1)(2)	44,460	1,717,490

		3,914,933

Data Processing & Outsourced Services — 1.6%
Computer Sciences Corp. (2)	35,830	1,855,636
Convergys Corp. (2)	85,230	1,051,738

		2,907,374

Description	Shares or Contracts	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Manufacturing Services — 0.5%
Jabil Circuit, Inc.	57,590	$ 873,640

Semiconductors — 0.8%
Marvell Technology Group, Ltd. (1)(2)	80,860	1,562,215

Total Information Technology		14,689,741

Materials — 4.8%

Aluminum — 0.3%
Alcoa, Inc. (1)	43,030	572,299

Diversified Chemicals — 1.2%
Ashland, Inc.	47,325	2,228,061

Diversified Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. (1)	12,890	968,813

Metal & Glass Containers — 0.7%
Ball Corp.	23,270	1,257,511

Paper Products — 1.1%
International Paper Co. (1)	88,795	2,057,380

Steel — 1.0%
Reliance Steel & Aluminum Co.	44,130	1,956,724

Total Materials		9,040,788

Telecommunication Services — 3.8%

Integrated Telecommunication Services — 3.8%
AT&T, Inc.	158,635	3,935,734
Qwest Communications International, Inc.	230,500	1,051,080
Verizon Communications, Inc.	72,870	2,108,129

Total Telecommunication Services		7,094,943

Utilities — 3.6%

Electric Utilities — 1.4%
Edison International	57,690	1,882,425
FirstEnergy Corp. (1)	20,230	781,889

		2,664,314

Gas Utilities — 1.5%
ONEOK, Inc.	64,355	2,852,857

Multi-Utilities — 0.7%
Dominion Resources, Inc.	33,095	1,257,279

Total Utilities		6,774,450

Total Common Stocks (identified cost $158,466,856)		183,448,731

Purchased Call Options — 0.4%
Bank of America Corp., Exercise Price: $15.00, 1/22/2011 (2)	1,961	647,130
Citigroup, Inc., Exercise Price: $4.00, 3/20/2010 (2)	2,750	4,125
Dean Foods Co., Exercise Price: $15.00, 3/20/2010 (2)	650	13,000

Total Purchased Call Options (identified cost $732,606)		664,255

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Large-Cap Value Fund (continued)

Description	Principal Amount	Value

Short-Term Investments — 16.1%

Collateral Pool Investment for Securities on Loan — 14.8%
(See Note 2 of the Financial Statements)		$ 27,695,044

Repurchase Agreement — 1.3%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $2,485,876 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $2,551,757 (at amortized cost)	$2,485,855	2,485,855

Total Short-Term Investments (identified cost $30,180,899)		30,180,899

Total Investments — 114.5% (identified cost $189,380,361)		214,293,885
Other Assets and Liabilities — (14.5)%		(27,175,103)

Total Net Assets — 100.0%		$187,118,782

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	9.4%
Consumer Staples	5.6
Energy	17.7
Financials	21.3
Healthcare	11.9
Industrials	12.0
Information Technology	7.9
Materials	4.8
Telecommunication Services	3.8
Utilities	3.6
Purchased Call Options	0.4
Other Assets & Liabilities, Net	1.6

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.3%

Consumer Discretionary — 10.7%

Apparel Retail — 1.1%
Ross Stores, Inc.	40,000	$ 1,956,400

Apparel, Accessories & Luxury Goods — 0.8%
Under Armour, Inc., Class A (1)(2)	50,800	1,323,848

Automotive Retail — 1.1%
O’Reilly Automotive, Inc. (1)(2)	48,000	1,886,400

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Computer & Electronics Retail — 2.0%
Best Buy Co., Inc. (1)	65,000	$ 2,372,500
GameStop Corp., Class A (1)(2)	70,000	1,204,000

		3,576,500

Education Services — 1.1%
Apollo Group, Inc., Class A (1)(2)	33,500	2,005,980

General Merchandise Stores — 1.7%
Dollar General Corp. (1)(2)	50,000	1,194,500
Target Corp.	35,000	1,803,200

		2,997,700

Home Improvement Retail — 1.7%
Lowe’s Cos., Inc.	125,000	2,963,750

Restaurants — 1.2%
Chipotle Mexican Grill, Inc., Class A (2)	20,000	2,094,200

Total Consumer Discretionary		18,804,778

Consumer Staples — 9.4%

Agricultural Products — 1.0%
Archer-Daniels-Midland Co.	60,000	1,761,600

Drug Retail — 1.4%
CVS Caremark Corp. (1)	72,000	2,430,000

Hypermarkets & Super Centers — 2.8%
BJ’s Wholesale Club, Inc. (1)(2)	72,000	2,604,240
Wal-Mart Stores, Inc.	45,000	2,433,150

		5,037,390

Soft Drinks — 3.1%
PepsiCo, Inc.	88,000	5,497,360

Tobacco — 1.1%
Altria Group, Inc. (1)	95,000	1,911,400

Total Consumer Staples		16,637,750

Energy — 8.5%

Oil & Gas-Drilling — 0.9%
Transocean Ltd. (2)	20,000	1,596,400

Oil & Gas-Equipment & Services — 3.6%
Dresser-Rand Group, Inc. (2)	60,000	1,854,600
Halliburton Co.	75,000	2,261,250
National Oilwell Varco, Inc.	50,000	2,173,500

		6,289,350

Oil & Gas-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	30,000	2,103,900
Petrohawk Energy Corp. (1)(2)	105,000	2,247,000
Southwestern Energy Co. (2)	65,000	2,765,750

		7,116,650

Total Energy		15,002,400

Financials — 10.9%

Asset Management & Custody Banks — 2.5%
Ameriprise Financial, Inc.	60,100	2,405,803
Invesco Ltd.	99,800	1,956,080

		4,361,883

Diversified Banks — 1.0%
U.S. Bancorp (1)	72,500	1,784,225

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Investment Banking & Brokerage — 3.7%
Goldman Sachs Group, Inc.	25,500	$ 3,986,925
Morgan Stanley	90,000	2,536,200

		6,523,125

Other Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	99,000	4,155,030

Specialized Finance — 1.4%
IntercontinentalExchange, Inc. (1)(2)	22,500	2,414,025

Total Financials		19,238,288

Healthcare — 11.9%

Biotechnology — 3.1%
Amgen, Inc. (2)	40,480	2,291,572
Gilead Sciences, Inc. (1)(2)	65,800	3,132,738

		5,424,310

Healthcare Equipment — 1.4%
Baxter International, Inc.	44,000	2,504,920

Healthcare Services — 3.3%
Express Scripts, Inc. (1)(2)	36,400	3,494,764
Medco Health Solutions, Inc. (1)(2)	35,300	2,232,372

		5,727,136

Life Sciences Tools & Services — 1.2%
Illumina, Inc. (1)(2)	60,000	2,179,200

Pharmaceuticals — 2.9%
Abbott Laboratories	55,000	2,985,400
Allergan, Inc.	37,400	2,185,282

		5,170,682

Total Healthcare		21,006,248

Industrials — 11.9%

Aerospace & Defense — 1.4%
Honeywell International, Inc.	62,000	2,489,920

Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B (1)	30,000	1,762,200

Electrical Components & Equipment — 0.8%
Emerson Electric Co. (1)	30,000	1,420,200

Human Resource & Employment Services — 1.1%
Manpower, Inc.	37,000	1,906,240

Industrial Conglomerates — 2.5%
General Electric Co.	164,500	2,641,870
McDermott International, Inc. (2)	75,000	1,713,750

		4,355,620

Industrial Machinery — 3.1%
Dover Corp.	45,400	2,054,804
Illinois Tool Works, Inc. (1)	39,900	1,816,248
Parker Hannifin Corp. (1)	25,700	1,549,967

		5,421,019

Railroads — 0.9%
CSX Corp.	35,000	1,661,100

Description	Shares or Contracts	Value
Common Stocks (continued)

Industrials (continued)

Trucking — 1.1%
J.B. Hunt Transport Services, Inc.	54,600	$ 1,937,208

Total Industrials		20,953,507

Information Technology — 27.2%

Communications Equipment — 4.5%
Cisco Systems, Inc. (1)(2)	150,000	3,649,500
QUALCOMM, Inc.	115,000	4,219,350

		7,868,850

Computer Hardware — 7.9%
Apple, Inc. (2)	35,700	7,304,934
Dell, Inc. (1)(2)	58,000	767,340
Hewlett-Packard Co.	44,000	2,234,760
International Business Machines Corp.	28,500	3,624,060

		13,931,094

Data Processing & Outsourced Services — 4.7%
MasterCard, Inc., Class A (1)	18,400	4,128,408
Paychex, Inc. (1)	70,000	2,095,800
Visa, Inc. (1)	25,000	2,132,000

		8,356,208

Internet Software & Services — 3.9%
Google, Inc., Class A (1)(2)	13,000	6,848,400

Semiconductors — 2.3%
Intel Corp.	200,000	4,106,000

Systems Software — 3.9%
Microsoft Corp. (1)	135,000	3,869,100
Oracle Corp. (1)	117,800	2,903,770

		6,772,870

Total Information Technology		47,883,422

Materials — 4.8%

Diversified Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc. (1)	30,000	2,254,800

Fertilizers & Agricultural Chemicals — 1.4%
Monsanto Co.	36,700	2,592,855

Specialty Chemicals — 0.9%
Albemarle Corp.	41,500	1,555,835

Steel — 1.2%
Steel Dynamics, Inc.	128,200	2,093,506

Total Materials		8,496,996

Total Common Stocks (identified cost $146,953,412)		168,023,389

Purchased Call Options — 0.0%
Exxon Mobil Corp., Exercise Price: $65.00, 3/20/2010 (2)	200	22,800
Wal-Mart Stores, Inc., Exercise Price: $55.00, 3/20/2010 (2)	320	8,320

Total Purchased Call Options (identified cost $52,819)		31,120

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Description	Contracts or Principal Amount	Value

Purchased Put Options — 0.0%
Lowe’s Cos., Inc., Exercise Price: $23.00, 3/20/2010 (2)	138	$ 3,381

Total Purchased Put Options (identified cost $9,799)		3,381

Short-Term Investments — 32.1%

Collateral Pool Investment for Securities on Loan — 28.4%
(See Note 2 of the Financial Statements)		49,904,183

Repurchase Agreement — 3.7%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $6,569,986 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2019, with a market value of $6,720,939 (at amortized cost)	$6,569,932	6,569,932

Total Short-Term Investments (identified cost $56,474,115)		56,474,115

Total Investments — 127.4% (identified cost $203,490,145)		224,532,005
Other Assets and Liabilities — (27.4)%		(48,286,765)

Total Net Assets — 100.0%		$176,245,240

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.7%
Consumer Staples	9.4
Energy	8.5
Financials	10.9
Healthcare	11.9
Industrials	11.9
Information Technology	27.2
Materials	4.8
Purchased Call Options	0.0
Purchased Put Options	0.0
Other Assets & Liabilities, Net	4.7

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 15.5%

Advertising — 1.6%
Interpublic Group of Cos., Inc. (1)(2)	500,000	$ 3,750,000

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Apparel Retail — 3.4%
Gap, Inc.	178,000	$ 3,827,000
Limited Brands, Inc.	193,500	4,278,285

		8,105,285

Cable & Satellite — 3.0%
DIRECTV Group, Inc., Class A (1)(2)	93,600	3,168,360
Liberty Global, Inc. (1)(2)	151,400	4,069,632

		7,237,992

Catalog Retail — 1.6%
Liberty Media Corp. —Interactive (1)(2)	303,500	3,821,065

Department Stores — 1.0%
Kohl’s Corp. (1)(2)	44,000	2,368,080

Homebuilding — 0.9%
Lennar Corp., Class A	134,200	2,202,222

Household Appliances — 1.8%
Whirlpool Corp.	51,600	4,342,656

Internet Retail — 0.9%
Expedia, Inc. (2)	102,100	2,270,704

Specialty Stores — 1.3%
Staples, Inc. (1)	120,600	3,106,656

Total Consumer Discretionary		37,204,660

Consumer Staples — 6.5%

Food Retail — 2.7%
Kroger Co.	124,400	2,749,240
Safeway, Inc.	150,300	3,745,476

		6,494,716

Packaged Foods & Meats — 2.5%
ConAgra Foods, Inc. (1)	145,800	3,566,268
Tyson Foods, Inc., Class A	139,800	2,382,192

		5,948,460

Tobacco — 1.3%
Lorillard, Inc.	43,800	3,199,152

Total Consumer Staples		15,642,328

Energy — 8.8%

Oil & Gas-Drilling — 2.7%
Helmerich & Payne, Inc. (1)	69,000	2,795,880
Noble Corp. (2)	89,700	3,790,722

		6,586,602

Oil & Gas-Equipment & Services — 1.5%
Tidewater, Inc.	80,800	3,601,256

Oil & Gas-Exploration & Production — 3.1%
Noble Energy, Inc.	53,200	3,864,448
Plains Exploration & Production Co. (2)	106,100	3,481,141

		7,345,589

Oil & Gas-Storage & Transportation — 1.5%
Williams Cos., Inc.	169,100	3,642,414

Total Energy		21,175,861

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials — 22.9%

Asset Management & Custody Banks — 5.6%
Affiliated Managers Group, Inc. (1)(2)	53,000	$ 3,769,890
Ameriprise Financial, Inc.	101,800	4,075,054
Invesco Ltd.	157,600	3,088,960
State Street Corp.	57,600	2,586,816

		13,520,720

Consumer Finance — 2.7%
Capital One Financial Corp. (1)	82,800	3,125,700
Discover Financial Services	243,800	3,327,870

		6,453,570

Diversified Banks — 0.7%
Comerica, Inc.	50,500	1,822,040

Life & Health Insurance — 3.9%
Lincoln National Corp.	128,300	3,230,594
Principal Financial Group, Inc. (1)	130,200	3,021,942
Protective Life Corp.	164,900	3,027,564

		9,280,100

Office REIT’s — 1.0%
Mack-Cali Realty Corp.	69,800	2,341,092

Property & Casualty Insurance — 1.0%
Hanover Insurance Group, Inc. (1)	55,900	2,356,185

Regional Banks — 4.3%
Associated Banc-Corp. (1)	318,100	4,106,671
CapitalSource, Inc. (1)	565,800	3,111,900
Fifth Third Bancorp (1)	260,510	3,180,827

		10,399,398

Reinsurance — 2.8%
PartnerRe Ltd.	32,900	2,619,169
Reinsurance Group of America, Inc.	87,100	4,139,863

		6,759,032

Specialized REIT’s — 0.9%
Sovran Self Storage, Inc. (1)	67,800	2,151,294

Total Financials		55,083,431

Healthcare — 7.5%

Healthcare Distributors — 2.0%
AmerisourceBergen Corp.	169,400	4,749,976

Healthcare Facilities — 0.9%
Community Health Systems, Inc. (1)(2)	67,200	2,302,944

Healthcare Services — 1.6%
DaVita, Inc. (2)	61,400	3,782,854

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc. (1)(2)	73,300	3,574,841

Managed Healthcare — 1.5%
CIGNA Corp.	102,900	3,525,354

Total Healthcare		17,935,969

Industrials — 11.3%

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc. (1)(2)	61,700	2,393,960

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Diversified Support Services —1.4%
Cintas Corp. (1)	136,650	$ 3,387,554

Electrical Components & Equipment — 2.7%
Cooper Industries, PLC (1)	80,400	3,646,944
Thomas & Betts Corp. (1)(2)	81,900	2,956,590

		6,603,534

Environmental & Facilities Services — 1.0%
Republic Services, Inc. (1)	85,000	2,391,900

Human Resource & Employment Services — 1.4%
Manpower, Inc.	64,000	3,297,280

Industrial Conglomerates — 1.1%
Carlisle Companies, Inc.	76,200	2,613,660

Industrial Machinery — 1.6%
Eaton Corp. (1)	55,800	3,801,096

Marine — 1.1%
Diana Shipping, Inc. (1)(2)	181,700	2,527,447

Total Industrials		27,016,431

Information Technology — 11.5%

Application Software — 1.2%
Synopsys, Inc. (1)(2)	128,900	2,822,910

Computer Storage & Peripherals — 1.4%
Lexmark International, Inc., Class A (1)(2)	102,700	3,462,017

Consulting & Other Services — 1.5%
Amdocs, Ltd. (2)	122,600	3,565,208

Data Processing & Outsourced Services — 2.3%
Computer Sciences Corp. (2)	54,800	2,838,092
Hewitt Associates, Inc., Class A (2)	68,800	2,613,712

		5,451,804

Office Electronics — 1.3%
Xerox Corp.	338,300	3,169,871

Semiconductors — 1.0%
Maxim Integrated Products, Inc. (1)	127,600	2,363,152

Technology Distributors — 2.8%
Avnet, Inc. (1)(2)	122,800	3,390,508
Ingram Micro, Inc. (2)	195,900	3,467,430

		6,857,938

Total Information Technology		27,692,900

Materials — 6.0%

Diversified Chemicals — 1.5%
PPG Industries, Inc.	60,330	3,712,708

Paper Packaging — 1.6%
Sealed Air Corp.	184,100	3,761,163

Paper Products — 1.4%
MeadWestvaco Corp. (1)	148,470	3,405,902

Steel — 1.5%
Nucor Corp. (1)	86,700	3,589,380

Total Materials		14,469,153

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunication Services — 2.5%

Integrated Telecommunication Services — 2.5%
CenturyTel, Inc. (1)	69,304	$ 2,375,048
Qwest Communications International, Inc. (1)	777,400	3,544,944

Total Telecommunication Services		5,919,992

Utilities — 5.6%

Electric Utilities — 2.1%
Edison International	100,300	3,272,789
Entergy Corp.	24,690	1,875,699

		5,148,488

Gas Utilities — 1.4%
EQT Corp.	73,900	3,233,864

Multi-Utilities — 2.1%
CMS Energy Corp. (1)	192,300	2,936,421
Sempra Energy	42,100	2,070,057

		5,006,478

Total Utilities		13,388,830

Total Common Stocks (identified cost $207,006,690)		235,529,555

Short-Term Investments — 27.4%

Collateral Pool Investment for Securities on Loan — 25.9%
(See Note 2 of the Financial Statements)		62,254,509

Repurchase Agreement — 1.5%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $3,492,643 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $3,582,565 (at amortized cost)	$3,492,614	3,492,614

Total Short-Term Investments (identified cost $65,747,123)		65,747,123

Total Investments — 125.5% (identified cost $272,753,813)		301,276,678
Other Assets and Liabilities — (25.5)%		(61,140,099)

Total Net Assets — 100.0%		$240,136,579

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.5%
Consumer Staples	6.5
Energy	8.8
Financials	22.9
Healthcare	7.5
Industrials	11.3
Information Technology	11.5
Materials	6.0
Telecommunication Services	2.5
Utilities	5.6
Other Assets & Liabilities, Net	1.9

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 17.2%

Apparel Retail — 4.9%
Chico’s FAS, Inc. (1)(2)	165,700	$ 2,245,235
Gap, Inc.	98,400	2,115,600
Limited Brands, Inc.	154,600	3,418,206
TJX Cos., Inc.	68,900	2,868,307

		10,647,348

Apparel, Accessories & Luxury Goods — 1.0%
Coach, Inc.	58,600	2,135,384

Automotive Retail — 1.2%
O’Reilly Automotive, Inc. (1)(2)	65,400	2,570,220

Department Stores — 0.9%
Kohl’s Corp. (1)(2)	37,700	2,029,014

General Merchandise Stores — 2.5%
Big Lots, Inc. (1)(2)	100,400	3,363,400
Dollar Tree, Inc. (2)	38,900	2,168,286

		5,531,686

Housewares & Specialties — 2.2%
Jarden Corp.	147,800	4,738,468

Specialized Consumer Services — 3.5%
Coinstar, Inc. (1)(2)	254,400	7,550,592

Specialty Stores — 1.0%
Tiffany & Co.	50,300	2,232,817

Total Consumer Discretionary		37,435,529

Consumer Staples — 0.8%

Household Products — 0.8%
Church & Dwight Co., Inc.	24,300	1,632,474

Energy — 10.9%

Oil & Gas-Exploration & Production — 10.9%
Energy XXI (Bermuda), Ltd. (1)(2)	549,040	10,014,489
McMoRan Exploration Co. (1)(2)	355,700	6,146,496

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production (continued)
Plains Exploration & Production Co. (2)	200,700	$ 6,584,967
Resolute Energy Corp. (1)(2)	96,200	1,024,530

Total Energy		23,770,482

Financials — 5.8%

Asset Management & Custody Banks — 3.9%
Affiliated Managers Group, Inc. (1)(2)	44,800	3,186,624
Ameriprise Financial, Inc. (1)	82,800	3,314,484
Waddell & Reed Financial, Inc., Class A	60,200	1,979,376

		8,480,484

Investment Banking & Brokerage — 0.8%
Lazard, Ltd., Class A	47,600	1,710,268

Property & Casualty Insurance — 1.1%
Tower Group, Inc. (1)	108,900	2,479,653

Total Financials		12,670,405

Healthcare — 15.5%

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (1)(2)	48,300	2,391,816

Healthcare Equipment — 2.2%
CareFusion Corp. (2)	64,000	1,615,360
Edwards Lifesciences Corp. (1)(2)	20,100	1,845,783
NuVasive, Inc. (2)(5)	35,100	1,402,245

		4,863,388

Healthcare Facilities — 1.0%
Community Health Systems, Inc. (1)(2)	65,900	2,258,393

Healthcare Services — 4.1%
Amedisys, Inc. (1)(2)	31,900	1,839,035
Emergency Medical Services Corp., Class A (1)(2)	61,100	3,180,866
Express Scripts, Inc. (1)(2)	40,600	3,898,006

		8,917,907

Healthcare Supplies — 1.4%
Inverness Medical Innovations, Inc. (1)(2)	76,000	2,965,520

Life Sciences Tools & Services — 2.6%
Life Technologies Corp. (1)(2)	67,700	3,436,452
Mettler-Toledo International, Inc. (2)	21,400	2,127,374

		5,563,826

Pharmaceuticals — 3.1%
King Pharmaceuticals, Inc. (1)(2)	101,600	1,143,000
Mylan, Inc. (1)(2)	146,000	3,115,640
Shire PLC, ADR (1)	36,500	2,354,980

		6,613,620

Total Healthcare		33,574,470

Industrials — 14.1%

Construction & Engineering — 1.0%
Insituform Technologies, Inc., Class A (2)	90,100	2,212,856

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Farm Machinery & Heavy Trucks — 0.8%
Joy Global, Inc.	36,500	$ 1,854,200

Electrical Components & Equipment — 4.8%
AMETEK, Inc.	48,000	1,873,920
Cooper Industries, PLC (1)	51,100	2,317,896
Regal Beloit Corp.	31,400	1,771,588
Rockwell Automation, Inc.	30,000	1,622,700
Roper Industries, Inc.	49,600	2,749,824

		10,335,928

Industrial Conglomerates — 1.3%
Tyco International, Ltd. (1)	76,500	2,758,590

Industrial Machinery — 4.3%
IDEX Corp. (1)	58,500	1,813,500
Ingersoll-Rand Co., Ltd., Class A (1)	73,300	2,339,003
Middleby Corp. (1)(2)	49,000	2,273,110
Parker Hannifin Corp. (1)	47,300	2,852,663

		9,278,276

Railroads — 1.0%
Kansas City Southern (1)(2)	64,600	2,215,780

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Class A	43,300	1,973,181

Total Industrials		30,628,811

Information Technology — 27.6%

Application Software — 4.1%
Ebix, Inc. (2)	458,800	6,661,776
Informatica Corp. (1)(2)	85,300	2,176,856

		8,838,632

Communications Equipment — 1.5%
JDS Uniphase Corp. (1)(2)	305,100	3,273,723

Computer Storage & Peripherals — 3.6%
Quantum Corp. (1)(2)	2,355,400	5,841,392
Western Digital Corp. (1)(2)	52,100	2,012,623

		7,854,015

Consulting & Other Services — 1.2%
Cognizant Technology Solutions Corp., Class A (2)	55,300	2,661,589

Data Processing & Outsourced Services — 2.3%
Alliance Data Systems Corp. (1)(2)	47,200	2,616,768
Hewitt Associates, Inc., Class A (2)	60,800	2,309,792

		4,926,560

Electronic Components — 1.3%
Amphenol Corp., Class A	65,800	2,740,570

Internet Software & Services — 1.1%
Equinix, Inc. (1)(2)	26,500	2,503,455

Semiconductor Equipment — 1.6%
ASML Holding N.V. (1)	68,000	2,096,440
Kla-Tencor Corp. (1)	49,200	1,433,196

		3,529,636

Semiconductors — 6.0%
Cypress Semiconductor Corp. (1)(2)	203,600	2,410,624
Integrated Device Technology, Inc. (2)	262,300	1,434,781
LSI Corp. (1)(2)	400,900	2,160,851
ON Semiconductor Corp. (1)(2)	311,000	2,475,560

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors (continued)
Power Integrations, Inc.	70,900	$ 2,549,564
Silicon Laboratories, Inc. (1)(2)	45,600	2,072,064

		13,103,444

Systems Software — 4.9%
Check Point Software Technologies, Ltd. (1)(2)	78,100	2,546,060
McAfee, Inc. (1)(2)	64,600	2,563,974
Progress Software Corp. (2)(5)	49,200	1,378,584
Rovi Corp. (1)(2)	47,800	1,601,300
Sybase, Inc. (1)(2)	57,300	2,543,547

		10,633,465

Total Information Technology		60,065,089

Materials — 3.2%

Diversified Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc. (1)	19,000	1,428,040

Industrial Gases — 1.2%
Praxair, Inc.	34,700	2,607,358

Steel — 1.4%
AK Steel Holding Corp. (1)	70,500	1,517,865
Cliffs Natural Resources, Inc. (1)	26,500	1,494,600

		3,012,465

Total Materials		7,047,863

Telecommunication Services — 2.7%

Alternative Carriers — 0.7%
AboveNet, Inc. (1)(2)	24,360	1,488,883

Wireless Telecommunication Services — 2.0%
American Tower Corp., Class A (1)(2)	50,900	2,171,394
Crown Castle International Corp. (1)(2)	56,600	2,139,480

		4,310,874

Total Telecommunication Services		5,799,757

Total Common Stocks (identified cost $173,748,496)		212,624,880

Description	Principal Amount	Value

Short-Term Investments — 44.9%

Collateral Pool Investment for Securities on Loan — 43.2%
(See Note 2 of the Financial Statements)		$ 93,988,416

Repurchase Agreement — 1.7%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $3,683,928 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $3,779,632 (at amortized cost)	$3,683,898	3,683,898

Total Short-Term Investments (identified cost $97,672,314)		97,672,314

Total Investments — 142.7% (identified cost $271,420,810)		310,297,194
Other Assets and Liabilities — (42.7)%		(92,874,890)

Total Net Assets — 100.0%		$217,422,304

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	17.2%
Consumer Staples	0.8
Energy	10.9
Financials	5.8
Healthcare	15.5
Industrials	14.1
Information Technology	27.6
Materials	3.2
Telecommunication Services	2.7
Other Assets & Liabilities, Net	2.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 16.8%

Auto Parts & Equipment — 1.9%
Amerigon, Inc. (1)(2)	613,400	$ 5,999,052

Education Services — 0.6%
ChinaCast Education Corp. (2)	279,100	2,009,520

General Merchandise Stores — 1.5%
Big Lots, Inc. (2)	144,900	4,854,150

Home Furnishings — 0.6%
La-Z-Boy, Inc. (1)(2)	165,000	2,080,650

Homefurnishing Retail — 0.7%
Pier 1 Imports, Inc. (1)(2)	347,900	2,125,669

Hotels, Resorts & Cruise Lines — 1.6%
Universal Travel Group (1)(2)	505,500	4,999,395

Housewares & Specialties — 1.9%
Jarden Corp.	192,300	6,165,138

Publishing — 2.1%
Dolan Media Co. (2)	392,500	4,089,850
Valassis Communications, Inc. (1)(2)	105,500	2,702,910

		6,792,760

Restaurants — 2.5%
Steak N Shake Co. (1)(2)	23,300	7,970,464

Specialized Consumer Services — 3.4%
Coinstar, Inc. (1)(2)	362,100	10,747,128

Total Consumer Discretionary		53,743,926

Consumer Staples — 1.6%

Personal Products — 1.6%
China-Biotics, Inc. (1)(2)	305,400	5,173,476

Energy — 9.0%

Oil & Gas-Exploration & Production — 9.0%
Energy XXI (Bermuda), Ltd. (1)(2)	817,450	14,910,288
McMoRan Exploration Co. (1)(2)	672,100	11,613,888
Resolute Energy Corp. (1)(2)	209,700	2,233,305

Total Energy		28,757,481

Financials — 7.7%

Asset Management & Custody Banks — 3.3%
Affiliated Managers Group, Inc. (1)(2)	53,000	3,769,890
Safeguard Scientifics, Inc. (2)	572,000	6,715,280

		10,485,170

Investment Banking & Brokerage — 2.5%
LaBranche & Co., Inc. (2)	1,695,000	7,949,550

Property & Casualty Insurance — 1.4%
Tower Group, Inc.	195,739	4,456,977

Reinsurance — 0.5%
Enstar Group, Ltd. (1)(2)	26,600	1,676,066

Total Financials		24,567,763

Healthcare — 17.6%

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (1)(2)	71,000	3,515,920

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Martek Biosciences Corp. (1)(2)	189,600	$ 3,759,768
United Therapeutics Corp. (1)(2)	51,000	2,927,910

		10,203,598

Healthcare Equipment — 3.1%
DexCom, Inc. (1)(2)	310,700	2,808,728
ev3, Inc. (2)	174,500	2,538,975
Thoratec Corp. (1)(2)	101,300	2,922,505
Volcano Corp. (2)	75,500	1,554,545

		9,824,753

Healthcare Facilities — 3.8%
Emeritus Corp. (1)(2)	128,500	2,253,890
Hanger Orthopedic Group, Inc. (2)	239,300	4,462,945
Health Management Associates, Inc., Class A (1)(2)	402,400	2,933,496
Tenet Healthcare Corp. (2)	510,000	2,687,700

		12,338,031

Healthcare Services — 3.3%
Amedisys, Inc. (1)(2)	46,900	2,703,785
Clarient, Inc. (1)(2)	1,177,800	2,508,714
Genoptix, Inc. (1)(2)	89,800	2,924,786
HMS Holdings Corp. (1)(2)	55,000	2,532,200

		10,669,485

Healthcare Supplies — 1.5%
Inverness Medical Innovations, Inc. (1)(2)	82,400	3,215,248
Neogen Corp. (1)(2)	65,175	1,579,190

		4,794,438

Healthcare Technology — 2.1%
Medidata Solutions, Inc. (2)	197,200	3,040,824
Merge Healthcare, Inc. (2)	1,656,500	3,544,910

		6,585,734

Pharmaceuticals — 0.6%
Eurand N.V. (2)	208,800	1,854,144

Total Healthcare		56,270,183

Industrials — 9.5%

Aerospace & Defense — 0.9%
BE Aerospace, Inc. (1)(2)	105,900	2,742,810

Construction & Engineering — 3.1%
Aecom Technology Corp. (1)(2)	113,400	3,073,140
Insituform Technologies, Inc., Class A (2)	146,700	3,602,952
Orion Marine Group, Inc. (2)	178,800	3,139,728

		9,815,820

Diversified Support Services — 0.7%
Healthcare Services Group, Inc.	99,300	2,180,628

Industrial Machinery — 1.5%
Middleby Corp. (1)(2)	103,800	4,815,282

Office Services & Supplies — 2.2%
APAC Customer Services, Inc. (1)(2)	659,400	3,415,692
Sykes Enterprises, Inc. (1)(2)	159,000	3,785,790

		7,201,482

Research & Consulting Services — 1.1%
Acacia Research Corp. (1)(2)	368,600	3,656,512

Total Industrials		30,412,534

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 27.6%

Application Software — 7.1%
Ebix, Inc. (2)	717,100	$ 10,412,292
Sonic Solutions, Inc. (1)(2)	1,038,500	9,439,965
Synchronoss Technologies, Inc. (2)	170,300	2,964,923

		22,817,180

Communications Equipment — 3.6%
Aruba Networks, Inc. (1)(2)	204,600	2,399,958
JDS Uniphase Corp. (1)(2)	448,600	4,813,478
Oclaro, Inc. (2)	2,256,200	4,377,028

		11,590,464

Computer Storage & Peripherals — 3.5%
Dot Hill Systems Corp. (2)	560,700	919,548
Quantum Corp. (1)(2)	4,167,100	10,334,408

		11,253,956

Data Processing & Outsourced Services — 2.8%
CyberSource Corp. (1)(2)	166,100	2,845,293
DJSP Enterprises, Inc. (1)(2)	397,400	3,751,456
TNS, Inc. (2)	94,900	2,242,487

		8,839,236

Electronic Manufacturing Services — 0.5%
Sanmina-SCI Corp. (1)(2)	100,100	1,655,654

Internet Software & Services — 2.0%
Ariba, Inc. (1)(2)	220,000	2,642,200
Equinix, Inc. (1)(2)	14,300	1,350,921
Rackspace Hosting, Inc. (2)(5)	119,500	2,369,685

		6,362,806

Semiconductor Equipment — 1.7%
Teradyne, Inc. (1)(2)	283,700	2,834,163
Ultratech, Inc. (2)	195,600	2,523,240

		5,357,403

Semiconductors — 5.5%
Cirrus Logic, Inc. (2)	576,100	4,113,354
Cypress Semiconductor Corp. (1)(2)	249,700	2,956,448
Integrated Device Technology, Inc. (2)	394,700	2,159,009
Microsemi Corp. (2)(5)	101,700	1,577,367
Mindspeed Technologies, Inc. (2)	469,645	3,677,320
Power Integrations, Inc.	83,600	3,006,256

		17,489,754

Systems Software — 0.9%
Rovi Corp. (1)(2)	81,000	2,713,500

Total Information Technology		88,079,953

Materials — 3.0%

Diversified Metals & Mining — 2.5%
Brush Engineered Materials, Inc. (2)	140,800	2,892,032
China Direct Industries, Inc. (1)(2)	1,258,200	1,987,956
Taseko Mines, Ltd. (1)(2)	699,400	3,161,288

		8,041,276

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials (continued)

Metal & Glass Containers — 0.5%
Bway Holding Co. (2)	108,700	$ 1,638,109

Total Materials		9,679,385

Telecommunication Services — 4.7%

Alternative Carriers — 1.8%
AboveNet, Inc. (2)	37,600	2,298,112
Cogent Communications Group, Inc. (1)(2)	336,700	3,313,128

		5,611,240

Integrated Telecommunication Services — 1.9%
Atlantic Tele-Network, Inc.	136,700	5,998,396

Wireless Telecommunication Services — 1.0%
SBA Communications Corp. (1)(2)	92,000	3,253,120

Total Telecommunication Services		14,862,756

Total Common Stocks (identified cost $261,218,724)		311,547,457

Short-Term Investments — 42.4%

Collateral Pool Investment for Securities on Loan — 39.8%
(See Note 2 of the Financial Statements)		127,248,609

Repurchase Agreement — 2.6%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $8,368,117 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $8,579,966 (at amortized cost)	$8,368,048	8,368,048

Total Short-Term Investments (identified cost $135,616,657)		135,616,657

Total Investments — 139.9% (identified cost $396,835,381)		447,164,114
Other Assets and Liabilities — (39.9)%		(127,472,696)

Total Net Assets — 100.0%		$319,691,418

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	16.8%
Consumer Staples	1.6
Energy	9.0
Financials	7.7
Healthcare	17.6
Industrials	9.5
Information Technology	27.6
Materials	3.0
Telecommunication Services	4.7
Other Assets & Liabilities, Net	2.5

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund

Description	Shares	Value
Common Stocks — 94.2%

Argentina — 0.2%
Telecom Argentina SA, ADR (2)	9,600	$ 154,464

Australia — 5.3%
Australia & New Zealand Banking Group, Ltd.	45,609	945,843
Beach Energy, Ltd.	58,100	34,626
BHP Billiton, Ltd.	14,117	519,983
Commonwealth Bank of Australia	22,511	1,087,802
Origin Energy, Ltd.	25,064	377,592
Patties Foods, Ltd.	10,615	11,701
Rio Tinto, Ltd.	6,215	392,677
Santos, Ltd. (1)	46,533	540,470

		3,910,694

Austria — 0.8%
Erste Group Bank AG (1)	15,911	599,477

Belgium — 0.4%
Barco NV (2)	179	7,100
Fortis (1)(2)	82,603	282,878
Recticel SA	1,940	15,480

		305,458

Bermuda — 0.4%
Alco Holdings, Ltd.	73,000	26,051
Champion Technology Holdings, Ltd.	1,318,000	44,148
Dickson Concepts International, Ltd.	66,500	35,468
Dragon Hill Wuling Automobile Holdings, Ltd. (2)	110,000	13,605
Emperor Entertainment Hotel, Ltd.	65,000	9,211
Fairwood, Ltd.	94,000	97,970
Victory City International Holdings, Ltd.	234,000	61,800

		288,253

Brazil — 1.0%
Itau Unibanco Holding SA, ADR	12,633	252,155
Petroleo Brasileiro SA, ADR	3,444	146,887
Vale SA, ADR	13,496	375,998

		775,040

Canada — 0.1%
Calian Technologies, Ltd.	600	9,979
QLT, Inc. (2)	8,400	39,437

		49,416

Cayman Islands — 0.0%
Hutchison Telecommunications Hong Kong Holdings, Ltd.	120,000	19,479
Luen Thai Holdings, Ltd.	96,000	11,131

		30,610

China — 0.7%
Industrial & Commercial Bank of China, Ltd., Class H	427,116	302,090
PetroChina Co., Ltd., Class H	189,247	210,649

		512,739

Denmark — 1.5%
A P Moller — Maersk A/S, Class B	96	734,368
Novo Nordisk A/S, Class B	5,488	387,582

		1,121,950

Description	Shares	Value
Common Stocks (continued)

Finland — 0.1%
Digia PLC	6,702	$ 37,507
HKScan Oyj	804	10,302

		47,809

France — 6.6%
Alstom SA (1)	11,338	725,527
BNP Paribas SA (1)	9,162	662,820
Bouygues SA (1)	7,396	340,392
Bull SA (2)	41,094	188,570
Cegid Group	627	17,075
Credit Agricole SA (1)	21,993	327,019
Devoteam SA	2,547	66,310
Groupe Steria SCA (1)	6,991	196,478
LDC	200	20,662
Linedata Services	887	10,375
Sanofi-Aventis SA (1)	16,197	1,184,776
Societe Generale (1)	7,092	390,136
Tessi SA	468	30,652
Total SA (1)	13,279	740,974

		4,901,766

Germany — 8.9%
ADVA AG Optical Networking (2)	21,052	80,550
Allianz SE (1)	9,084	1,048,911
Amadeus Fire AG	3,068	71,394
BASF SE	13,686	768,530
Bavaria Industriekapital AG	668	10,478
Bayer AG (1)	5,655	374,765
Daimler AG	16,261	678,867
Deutsche Boerse AG (1)	7,421	516,154
Deutsche Lufthansa AG	510	7,611
Deutsche Telekom AG (1)	64,140	825,328
E.ON AG (1)	19,614	698,532
Elmos Semiconductor AG (2)	1,614	14,351
Kizoo AG (2)	1,463	16,913
Nemetschek AG (2)	394	9,812
OHB Technology AG	296	6,739
RWE AG	6,136	520,355
SAP AG (1)	15,317	683,256
Siemens AG	2,426	208,079
Tipp24 SE	1,361	48,183

		6,588,808

Greece — 0.3%
National Bank of Greece SA (2)	12,745	237,753

Hong Kong — 3.6%
Bonjour Holdings, Ltd.	71,000	71,163
Chemoil Energy, Ltd.	67,000	24,455
CNOOC, Ltd.	195,371	306,567
Esprit Holdings, Ltd.	96,807	692,178
Galaxy Entertainment Group, Ltd. (2)	122,000	46,995
Hang Seng Bank, Ltd.	35,335	516,677
Hutchison Whampoa, Ltd.	65,196	466,997
Li & Fung, Ltd.	109,131	507,543
Swire Pacific, Ltd., Class A	4,500	50,292
Vedan International Holdings, Ltd.	288,000	30,424

		2,713,291

India — 1.2%
Bharti Airtel, Ltd.	31,299	189,674
Hindalco Industries, Ltd.	57,421	202,322
Housing Development Finance Corp., Ltd.	4,685	254,507

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

India (continued)
Sterlite Industries India, Ltd.	13,400	$ 226,991
Zuari Industries, Ltd.	5,002	56,801

		930,295

Ireland — 1.6%
CRH PLC	28,086	637,898
Ryanair Holdings PLC, ADR (2)	20,176	554,235

		1,192,133

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd., ADR	5,266	316,013

Italy — 1.9%
Enel SpA (1)	163,635	887,355
ENI SpA (1)	24,288	547,999

		1,435,354

Japan — 17.8%
77 Bank, Ltd.	8,000	43,582
Able, Inc.	1,100	9,212
Amuse, Inc.	1,300	13,945
Arakawa Chemical Industries, Ltd.	7,000	78,631
Artnature, Inc.	5,900	49,142
Asahi Industries Co., Ltd.	15	31,184
Asahi Net, Inc.	4,000	12,651
Astellas Pharma, Inc.	13,500	508,273
Bando Chemical Industries, Ltd.	17,000	50,706
Canon, Inc.	16,990	706,602
Certo Corp.	800	12,417
Credit Saison Co., Ltd.	19,155	244,059
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	31,707
Daiichi Jitsugyo Co., Ltd.	7,000	17,412
Dainichi Co., Ltd.	1,800	12,602
Daiwa House Industry Co., Ltd.	4,000	42,861
DTS Corp.	1,200	11,913
East Japan Railway Co.	2,908	200,315
Faith, Inc.	684	69,289
FamilyMart Co., Ltd. (1)	11,937	382,516
Fanuc, Ltd.	2,242	219,039
First Juken Co., Ltd.	1,700	11,175
FUJI SOFT, Inc.	4,100	68,899
FUJIFILM Holdings Corp.	14,100	448,496
Fujitsu, Ltd.	59,000	383,173
FuKoKu Co., Ltd.	3,400	27,286
HI-LEX Corp.	900	10,120
Hokkan Holdings, Ltd.	10,000	26,901
Honda Motor Co., Ltd.	13,444	466,065
Iida Home Max	700	11,472
Inabata & Co., Ltd.	4,100	16,059
Ines Corp.	1,200	8,455
Information Services International-Dentsu, Ltd.	4,400	24,168
ITC Networks Corp.	3	6,753
Japan Tobacco, Inc.	153	555,377
Joban Kosan Co., Ltd.	12,000	18,369
JSP Corp.	2,900	35,350
Jupiter Telecommunications Co., Ltd.	327	383,515
Kamei Corp.	9,000	42,749
Kanaden Corp.	2,000	9,612
Kasumi Co., Ltd.	2,500	12,803
KAWADA TECHNOLOGIES, Inc. (2)	800	14,218
Kawasumi Laboratories, Inc.	7,000	45,304
Komatsu Wall Industry Co., Ltd.	4,700	51,420

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Konishi Co., Ltd.	1,600	$ 17,126
KRS Corp.	1,700	16,207
Kyodo Printing Co., Ltd.	10,000	28,139
Maezawa Kasei Industries Co., Ltd.	3,600	32,416
Marubun Corp.	1,300	7,404
Mimasu Semiconductor Industry Co., Ltd.	9,400	113,843
Mitsubishi Corp.	14,982	374,360
Mitsubishi UFJ Financial Group, Inc.	108,237	547,002
Mitsui & Co., Ltd.	14,071	218,402
Nafco Co., Ltd.	1,200	22,381
Nagase & Co., Ltd.	6,000	69,627
NEC Fielding, Ltd.	3,200	43,185
NEC Networks & System Integration Corp.	1,500	17,778
NIC Corp.	2,900	12,110
Nichireki Co., Ltd.	4,000	16,388
NIFTY Corp.	13	10,711
Nippo Corp.	15,000	118,183
Nippon Game Card Corp.	26	29,908
Nippon Telegraph & Telephone Corp.	18,100	788,418
NIS Group Co., Ltd. (1)(2)	45,200	10,175
Nissan Motor Co., Ltd. (2)	59,800	474,523
Nitori Co., Ltd.	6,792	544,308
Nojima Corp.	1,343	11,866
NTT Data Corp.	141	437,863
NTT DoCoMo, Inc.	153	236,617
Piolax, Inc.	5,500	105,673
Point, Inc.	4,700	291,485
Pressance Corp.	7	13,386
Rokko Butter Co., Ltd.	3,000	13,979
Ryoden Trading Co., Ltd.	6,000	28,904
Ryoyo Electro Corp.	1,900	17,600
S Foods, Inc.	1,500	13,034
Saison Information Systems Co., Ltd.	1,800	12,581
Sanoyas Hishino Meisho Corp.	4,200	21,084
Sapporo Hokuyo Holdings, Inc.	62,400	273,915
Satori Electric Co., Ltd.	4,900	26,142
Seino Holdings Co., Ltd.	1,000	7,057
Sekisui Jushi Corp.	3,000	25,798
Shidax Corp.	10,700	46,006
Shinsei Bank, Ltd. (2)	7,000	7,879
Sinanen Co., Ltd.	3,000	12,764
Soft99 Corp.	3,400	20,283
Sojitz Corp.	57,100	101,545
Sony Corp.	13,600	466,881
SRA Holdings	2,300	20,736
Starts Proceed Investment Corp., REIT	3	2,820
Sumitomo Mitsui Financial Group, Inc.	16,000	514,334
Suncall Corp.	11,000	44,572
SystemPro Co., Ltd.	114	53,186
T&K Toka Co., Ltd.	1,700	21,660
Tachibana Eletech Co., Ltd.	3,400	24,645
Taiyo Elec Co., Ltd.	1,400	8,399
Toa Oil Co., Ltd.	23,000	22,263
Tomen Devices Corp.	1,200	22,961
Tomen Electronics Corp.	1,300	14,720
Tomoe Engineering Co., Ltd.	2,800	33,911
Torii Pharmaceutical Co., Ltd.	8,000	158,118
Tosei Corp.	82	20,490
Toshiba TEC Corp. (2)	103,000	399,966
Totetsu Kogyo Co., Ltd.	4,000	22,151

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Toyota Motor Corp.	9,632	$ 361,017
Toyota Tsusho Corp.	18,800	270,007
Tsurumi Manufacturing Co., Ltd.	2,000	13,056
Universe Co., Ltd.	1,700	23,019
Watabe Wedding Corp.	2,600	32,571
Yondenko Corp.	8,000	40,070
Yurtec Corp.	2,000	9,230

		13,264,635

Luxembourg — 1.0%
ArcelorMittal (1)	19,720	751,043

Malaysia — 0.3%
Affin Holdings Berhard	296,200	229,619

Mexico — 0.3%
America Movil SAB de C.V., ADR	4,786	213,312

Netherlands — 5.2%
Amsterdam Commodities NV	1,757	13,397
European Aeronautic Defence and Space Co. NV	27,954	576,853
Koninklijke KPN NV (1)	41,042	653,853
Koninklijke Philips Electronics NV (1)	24,026	702,391
Royal Dutch Shell PLC, Class A	69,170	1,885,120
Teleplan International NV (2)	21,712	66,815

		3,898,429

New Zealand — 0.5%
Restaurant Brands New Zealand, Ltd.	13,899	17,178
Telecom Corp. of New Zealand, Ltd. (1)	221,863	360,954

		378,132

Norway — 2.2%
Atea ASA	15,000	123,621
Norske Skogindustrier ASA (1)(2)	47,037	58,506
Statoil ASA (1)	64,298	1,441,732

		1,623,859

Poland — 0.1%
Bank Zachodni WBK SA (2)	1,736	104,892

Portugal — 1.5%
EDP — Energias de Portugal SA	125,953	462,203
Jeronimo Martins, SGPS, SA	64,961	623,425

		1,085,628

Russia — 0.7%
Gazprom OAO, ADR	9,285	206,498
OJSC Oil Co. Rosneft, GDR	36,089	278,607

		485,105

Singapore — 3.4%
DBS Group Holdings, Ltd.	127,897	1,273,784
Hong Leong Finance, Ltd.	16,000	34,147
Jardine Cycle & Carriage, Ltd.	26,000	449,086
Keppel Corp., Ltd.	45,179	270,296
Macquarie International Infrastructure Fund, Ltd.	283,000	102,675

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	59,000	$ 356,342
QAF, Ltd.	32,000	13,203

		2,499,533

South Africa — 0.4%
Naspers, Ltd., N Shares	7,947	296,372

South Korea — 1.4%
GwangjuShinsegae Co., Ltd.	200	22,157
Nong Shim Holdings Co., Ltd.	358	19,754
Samsung Electronics Co., Ltd.	663	425,271
Shinsegae Co., Ltd.	533	243,547
Woori Finance Holdings Co., Ltd. (2)	28,160	316,827

		1,027,556

Spain — 2.2%
Banco Santander SA	96,623	1,256,331
Industria de Diseno Textil SA (Inditex)	5,947	350,713

		1,607,044

Sweden — 1.9%
Bilia AB, A Shares (2)	11,379	129,274
Electrolux AB (1)(2)	22,577	479,419
Saab AB, Class B	7,948	107,853
Volvo AB, B Shares (1)	84,318	713,707

		1,430,253

Switzerland — 3.8%
Adecco SA	10,126	503,354
Coltene Holding AG	418	22,549
Givaudan SA (2)	319	262,060
Roche Holding AG	5,197	867,900
SGS SA (2)	233	311,896
Zurich Financial Services AG	3,504	844,809

		2,812,568

Taiwan — 1.7%
Asustek Computer, Inc.	1,000	1,765
Compal Electronics, Inc.	69,902	100,257
Gigabyte Technology Co., Ltd.	304,000	277,247
HON HAI Precision Industry Co., Ltd.	54,563	216,057
MediaTek, Inc.	16,181	254,779
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,441	394,300

		1,244,405

Turkey — 1.0%
Haci Omer Sabanci Holding AS	97,424	368,529
Turkiye Garanti Bankasi AS	54,947	202,521
Turkiye Vakiflar Bankasi Tao, Class D (2)	70,090	159,532

		730,582

United Kingdom — 13.8%
AstraZeneca PLC	13,618	598,751
Aviva PLC	101,000	601,081
Barratt Developments PLC (2)(5)	110,600	191,916
BP PLC	212,703	1,876,894
British American Tobacco PLC	24,609	836,593
Cape PLC (2)	94,358	318,328
Carnival PLC	17,588	665,359
Computacenter PLC	23,676	103,863

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United Kingdom (continued)
Dart Group PLC	19,644	$ 12,580
Davis Service Group PLC	1,266	7,837
Delta PLC	118,843	285,862
Dimension Data Holdings PLC	148,199	200,349
HSBC Holdings PLC	19,780	217,035
Imperial Tobacco Group PLC	20,396	636,302
Investec PLC (1)	50,624	342,126
National Grid PLC	58,045	577,066
Next PLC	18,840	538,635
Photo-Me International PLC (2)	55,874	27,263
Robert Wiseman Dairies PLC	2,800	21,902
Royal Dutch Shell PLC, A Shares	27,382	747,362
RPC Group PLC	14,277	50,505
Standard Chartered PLC	32,237	767,800
United Utilities Group PLC	48,337	400,582
Wolseley PLC (2)	10,100	238,707

		10,264,698

Total Common Stocks (identified cost $63,805,664)		70,058,988

Preferred Stocks — 1.3%

Germany — 1.3%
Einhell Germany AG	352	15,194
Fresenius SE (1)	13,182	927,080
Jungheinrich AG	965	19,342

Total Preferred Stocks (identified cost $906,109)		961,616

Short-Term Investments — 22.8%

Collateral Pool Investment for Securities on Loan — 19.4%
(See Note 2 of the Financial Statements)		14,412,786

Repurchase Agreement — 3.4%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2010, to be repurchased at $2,540,908 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 11/23/2010, with a market value of $2,596,475 (at amortized cost)	$2,540,906	2,540,906

Total Short-Term Investments (identified cost $16,953,692)		16,953,692

Total Investments — 118.3% (identified cost $81,665,465)		87,974,296
Other Assets and Liabilities — (18.3)%		(13,625,551)

Total Net Assets — 100.0%		$74,348,745

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$684,706	0.9%
Agriculture	2,028,272	2.7
Airlines	561,846	0.8
Apparel	11,131	0.0
Auto Manufacturers	2,707,784	3.6
Auto Parts & Equipment	105,673	0.1
Banks	11,559,217	15.5
Building Materials	685,470	0.9
Chemicals	1,641,134	2.2
Commercial Services	1,570,815	2.1
Computers	1,915,782	2.6
Cosmetics/Personal Care	49,142	0.1
Distribution/Wholesale	2,435,823	3.3
Diversified Financial Services	1,717,995	2.3
Electric	3,145,511	4.2
Electrical Components & Equipment	454,658	0.6
Electronics	942,565	1.3
Engineering & Construction	562,022	0.8
Entertainment	74,951	0.1
Food	795,049	1.1
Food Service	46,006	0.1
Forest Products & Paper	58,506	0.1
Healthcare-Products	67,852	0.1
Holding Companies-Diversified	1,175,868	1.6
Home Builders	234,777	0.3
Home Furnishings	984,951	1.3
Insurance	2,494,800	3.4
Internet	216,272	0.3
Investment Companies	113,153	0.1
Iron/Steel	1,036,905	1.4
Leisure Time	695,267	0.9
Lodging	46,995	0.1
Machinery-Diversified	1,023,241	1.4
Media	693,832	0.9
Metal Fabricate/Hardware	49,828	0.1
Mining	1,717,971	2.3
Miscellaneous Manufacturing	797,180	1.1
Office Furnishings	51,420	0.1
Office/Business Equipment	706,602	0.9
Oil & Gas	9,388,696	12.6
Packaging & Containers	77,406	0.1
Pharmaceuticals	4,060,849	5.5
Real Estate	74,945	0.1
Real Estate Investment Trusts	2,819	0.0
Retail	3,463,643	4.7
Semiconductors	1,202,544	1.6
Shipbuilding	21,084	0.0
Software	875,920	1.2
Telecommunications	3,580,288	4.8
Textiles	61,800	0.1
Transportation	970,527	1.3
Venture Capital	16,913	0.0
Water	400,582	0.5

Total Common Stocks	70,058,988	94.2
Preferred Stocks	961,616	1.3
Collateral Pool Investment for Securities on Loan	14,412,786	19.4
Repurchase Agreement	2,540,906	3.4

Total Investments	87,974,296	118.3
Other Assets and Liabilities	(13,625,551)	(18.3)

Total Net Assets	$74,348,745	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.0%
Consumer Staples	4.7
Energy	12.6
Financials	22.1
Healthcare	7.3
Industrials	12.2
Information Technology	8.7
Materials	6.5
Telecommunication Services	4.6
Utilities	4.8
Other Assets & Liabilities, Net	4.5

Total	100.0%

Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 96.4%

Bermuda — 1.4%
GOME Electrical Appliances Holdings, Ltd. (2)	1,266,100	$ 397,993
Huabao International Holdings, Ltd.	394,000	396,429

		794,422

Brazil — 11.9%
Banco Bradesco SA, ADR	50,752	878,517
Cia de Concessoes Rodoviarias	19,204	405,408
EDP — Energias do Brasil SA	10,074	196,502
Gafisa SA, ADR	15,210	467,099
Itau Unibanco Holding SA, ADR	52,450	1,046,902
MRV Engenharia e Participacoes SA	99,790	723,376
NET Servicos de Comunicacao SA (2)	31,111	382,529
Petroleo Brasileiro SA, ADR	24,742	1,055,246
Tractebel Energia SA	24,612	282,055
Vale SA, ADR	51,512	1,435,124

		6,872,758

Chile — 1.7%
Banco Santander—Chile, ADR	7,098	454,769
Lan Airlines SA, ADR	30,015	533,967

		988,736

China — 12.7%
Anhui Conch Cement Co., Ltd., Class H	83,700	496,022
China Communications Construction Co., Ltd., Class H	387,700	362,619
China Construction Bank Corp., Class H	965,600	728,975
China High Speed Transmission Equipment Group Co., Ltd.	280,500	538,440
China Shenhua Energy Co., Ltd., Class H	153,800	659,810
Guangzhou R&F Properties Co., Ltd., Class H	316,200	469,280

Description	Shares	Value
Common Stocks (continued)

China (continued)
Industrial & Commercial Bank of China, Ltd., Class H	1,705,000	$ 1,205,910
New World Department Store China, Ltd.	74,679	68,309
Parkson Retail Group, Ltd.	176,000	291,589
PetroChina Co., Ltd., ADR	8,112	907,895
Renhe Commercial Holdings Co., Ltd.	2,663,900	607,448
SINA Corp. (2)	17,948	678,793
Yanzhou Coal Mining Co., Ltd., Class H	146,000	309,976

		7,325,066

Colombia — 0.8%
BanColombia SA, ADR	9,532	442,094

Czech Republic — 2.0%
CEZ AS	8,003	365,963
Komercni Banka AS	3,954	779,260

		1,145,223

Egypt — 1.8%
Commercial International Bank	55,872	646,243
Orascom Construction Industries	8,822	384,054

		1,030,297

Hong Kong — 4.3%
China Mobile, Ltd., ADR	10,951	541,308
China Overseas Land & Investment, Ltd.	253,100	512,581
CNOOC, Ltd., ADR	6,186	972,996
Fushan International Energy Group, Ltd.	476,000	423,130

		2,450,015

India — 8.9%
Bharti Airtel, Ltd.	142,977	866,452
Housing Development Finance Corp., Ltd.	10,469	568,716
Infosys Technologies, Ltd., ADR	14,805	842,404
Power Finance Corp., Ltd.	68,852	370,805
State Bank of India, GDR	9,532	823,565
Sterlite Industries India, Ltd.	49,281	834,800
Unitech, Ltd.	526,377	819,164

		5,125,906

Indonesia — 0.7%
Bank Mandiri Tbk PT	889,154	426,242

Israel — 2.6%
Elbit Systems, Ltd.	4,664	286,332
Israel Chemicals, Ltd.	50,904	619,496
Teva Pharmaceutical Industries, Ltd., ADR	10,039	602,440

		1,508,268

Mexico — 4.8%
America Movil SAB de C.V., ADR	10,749	479,083
Corp. GEO SAB de CV (2)	307,396	905,705
Desarrolladora Homex SAB de CV, ADR (2)	9,532	260,605
Grupo Financiero Banorte SAB de CV, Class O	92,715	347,253
Grupo Mexico SAB de CV	313,671	746,228

		2,738,874

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Poland — 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	33,990	$ 431,403

Portugal — 0.6%
Jeronimo Martins, SGPS, SA	35,389	339,625

Russia — 9.9%
Federal Grid Co. Unified Energy System JSC (2)	37,237,811	374,985
Gazprom OAO, ADR	46,239	1,028,355
LUKOIL, ADR	9,329	489,772
Magnitogorsk Iron & Steel Works, GDR (2)	27,074	357,106
Mobile Telesystems OJSC, ADR	14,196	743,161
NovaTek OAO, GDR	14,095	899,261
OJSC Novolipetsk Steel, GDR (2)	14,155	437,389
OJSC Oil Co. Rosneft, GDR	122,493	945,646
TMK OAO, GDR (2)	23,627	420,561

		5,696,236

South Africa — 6.8%
ABSA Group, Ltd.	53,337	917,210
Aspen Pharmacare Holdings, Ltd. (2)	78,079	717,852
Massmart Holdings, Ltd.	39,648	470,847
MTN Group, Ltd.	38,026	551,002
Naspers, Ltd., N Shares	33,057	1,232,815

		3,889,726

South Korea — 9.6%
Daum Communications Corp. (2)	3,136	190,069
KB Financial Group, Inc., ADR (2)	9,575	400,905
MegaStudy Co., Ltd.	2,455	438,975
NHN Corp. (2)	5,469	853,426
S1 Corp.	5,063	196,863
Samsung Electronics Co., Ltd., GDR (6)(7)	4,259	1,360,750
Shinhan Financial Group Co., Ltd., ADR	5,121	372,297
Shinsegae Co., Ltd.	2,183	997,491
Woongjin Coway Co., Ltd.	24,409	731,281

		5,542,057

Taiwan — 7.5%
Acer, Inc.	272,855	765,670
Delta Electronics, Inc.	207,994	606,359
HON HAI Precision Industry Co., Ltd.	153,595	608,202
MediaTek, Inc.	64,902	1,021,919
Synnex Technology International Corp.	176,870	372,793
Taiwan Semiconductor Manufacturing Co., Ltd.	198,000	363,003
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,822	563,765

		4,301,711

Thailand — 3.1%
Bangkok Bank PCL	116,600	417,877
Banpu PCL	52,300	866,789
Kasikornbank PCL	187,700	510,903

		1,795,569

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Turkey — 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,815	$ 230,142
Haci Omer Sabanci Holding AS	138,414	523,583
Turkiye Garanti Bankasi AS	169,848	626,016

		1,379,741

United Kingdom — 2.2%
BHP Billiton PLC	30,410	909,839
SABMiller PLC	13,385	343,183

		1,253,022

Total Common Stocks (identified cost $42,142,975)		55,476,991

Short-Term Investments — 3.5%

Repurchase Agreement — 3.5%
Agreement with State Street Bank & Trust Co., 0.010%, dated 2/26/2010, to be repurchased at $2,010,239 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/25/2038, with a market value of $2,055,014 (at amortized cost)	$2,010,237	2,010,237

Total Short-Term Investments (identified cost $2,010,237)		2,010,237

Total Investments — 99.9% (identified cost $44,153,212)		57,487,228
Other Assets and Liabilities — 0.1%		65,438

Total Net Assets — 100.0%		$57,552,666

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Emerging Markets Equity Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$286,332	0.5%
Airlines	533,967	0.9
Banks	10,683,138	18.6
Beverages	573,325	1.0
Building Materials	496,022	0.9
Chemicals	1,015,925	1.8
Coal	2,259,705	3.9
Commercial Services	1,041,246	1.8
Computers	1,608,074	2.8
Diversified Financial Services	1,712,723	3.0
Electric	1,219,504	2.1
Electrical Components & Equipment	1,144,798	2.0
Electronics	980,995	1.7
Engineering & Construction	746,673	1.3
Environmental Control	731,281	1.3
Food	339,625	0.6
Healthcare-Products	717,852	1.2
Holding Companies-Diversified	523,584	0.9
Home Builders	2,356,785	4.1
Internet	1,722,288	3.0
Iron/Steel	794,496	1.4
Media	1,615,344	2.8
Metal Fabricate/Hardware	420,561	0.7
Mining	3,925,991	6.8
Oil & Gas	6,299,172	10.9
Pharmaceuticals	602,440	1.0
Real Estate	2,408,473	4.2
Retail	2,226,230	3.9
Semiconductors	3,309,437	5.8
Telecommunications	3,181,005	5.5

Total Common Stocks	55,476,991	96.4
Repurchase Agreement	2,010,237	3.5

Total Investments	57,487,228	99.9
Other Assets and Liabilities	65,438	0.1

Total Net Assets	$57,552,666	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.3%
Consumer Staples	4.1
Energy	14.9
Financials	26.6
Healthcare	2.3
Industrials	4.7
Information Technology	14.3
Materials	11.6
Telecommunication Services	5.5
Utilities	2.1
Other Assets & Liabilities, Net	3.6

Total	100.0%

Ultra Short Tax-Free Fund

Description/Credit Ratings (8)	Principal Amount	Value
Municipals — 83.3%

Alabama — 1.6%
Alabama Public Housing Authorities, Multi-Family Housing, Revenue Bonds, FSA, 3.875%, 1/1/2012 AAA/Aa2	$ 50,000	$ 51,247
Birmingham Water Works Board, Water, Revenue Bonds, 3.000%, 7/1/2010 A+/A3	1,000,000	1,004,670
Chatom Industrial Development Board, Utilities, Revenue Bonds, 1.230%, 8/1/2037 A/A-1/NR; Call Date 8/1/2010 (4)	1,000,000	1,000,070
County of Jefferson, Multi-Family Housing, Revenue Bonds, 5.400%, 9/1/2012 NR/NR; Call Date 3/1/2010	25,000	25,025
County of Jefferson, Water, Revenue Bonds, FGIC, 5.000%, 2/1/2041 AAA/Aaa; Call Date 2/1/2011	90,000	94,055
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 3/1/2010	40,000	39,618
Gadsden Special Care Facilities Financing Authority, Medical, Revenue Bonds, 4.500%, 7/1/2011 NR/NR; Call Date 3/1/2010	185,000	183,979
Troy State University, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 11/1/2011 NR/A1; Call Date 11/1/2010	25,000	26,114

		2,424,778

Alaska — 0.4%
Alaska Industrial Development & Export Authority, Development, Revenue Bonds, 3.500%, 4/1/2012 A/NR	270,000	278,535
Alaska Railroad Corp., Transportation, Revenue Bonds, NATL-RE, FGIC, 4.000%, 8/1/2011 A+/A1	50,000	51,845
State of Alaska, General, Certificate of Participation, AMBAC, 4.350%, 7/15/2010 NR/WR	40,000	40,510
State of Alaska, General, Certificate of Participation, AMBAC, 4.450%, 7/15/2011 NR/WR	200,000	207,644

		578,534

Arizona — 2.0%
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.000%, 7/1/2015 NR/WR	50,000	51,548

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.250%, 7/1/2015 NR/WR	$ 25,000	$ 26,076
Arizona Water Infrastructure Finance Authority, Revenue Bonds, 4.000%, 10/1/2011 AAA/Aaa	25,000	26,353
City of Tolleson, General Obligation, GO UT, AMBAC, 4.300%, 7/1/2011 NR/Baa1; Call Date 3/1/2010	25,000	25,029
County of Maricopa, Medical, Certificate of Participation, 5.100%, 7/1/2011 NR/Aa3; Call Date 7/1/2010	270,000	275,980
County of Mohave, General, Revenue Bonds, AGC, 3.250%, 4/1/2012 AAA/Aa3	65,000	67,454
County of Pima, General, Certificate of Participation, AMBAC, 5.000%, 1/1/2012 NR/A1	25,000	26,618
Festival Ranch Community Facilities District, General Obligation, GO UT, 5.000%, 7/15/2010 BBB+/NR	450,000	454,275
Maricopa County Unified School District No. 95 Queen Creek, School District, GO UT, NATL-RE FGIC, 3.500%, 7/1/2012 NR/Baa1 (5)	225,000	229,540
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 1.050%, 2/1/2042 NR/NR; Call Date 2/1/2013 (4)	1,600,000	1,600,000
Town of Gilbert, Transportation, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2012 A+/A1	50,000	54,168
University of Arizona, General, Certificate of Participation, AMBAC, 3.500%, 6/1/2011 AA-/A1	50,000	51,674
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2011 A+/A3	200,000	208,408

		3,097,123

Arkansas — 0.4%
Conway Health Facilities Board, Medical, Revenue Bonds, 2.000%, 8/1/2011 BBB+/NR	155,000	155,667
Conway Health Facilities Board, Medical, Revenue Bonds, 2.750%, 8/1/2012 BBB+/NR	270,000	271,944

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arkansas (continued)
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2011 NR/NR	$ 100,000	$ 100,788
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2012 NR/NR	100,000	100,693

		629,092

California — 7.2%
ABC Unified School District, GO UT, NATL-RE, FGIC, 5.750%, 8/1/2012 A+/A1; Call Date 8/1/2010	25,000	25,702
Acalanes Union High School District, School District, GO UT, FGIC, 0.000%, 8/1/2010 AAA/WR	115,000	114,703
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.000%, 10/1/2012 NR/WR	25,000	25,797
Bay Area Governments Association, Water, Revenue Bonds, XLCA, 4.000%, 3/1/2012 A/Baa2	225,000	229,500
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	100,000	100,015
California Pollution Control Financing Authority, Pollution, Revenue Bonds, NATL-RE-IBC, 5.900%, 6/1/2014 A/A2	375,000	424,571
California Statewide Communities Development Authority, Medical, Revenue Bonds, AGM, 0.788%, 7/1/2040 AAA/Aa3; Call Date 3/5/2010 (4)	1,000,000	1,000,000
California Statewide Communities Development Authority, Water, Revenue Bonds, FSA, 3.000%, 10/1/2010 AAA/Aa3	50,000	50,785
Castaic Union School District, General, Certificate of Participation, FSA, 0.700%, 9/1/2036 AAA/A-1/Aa3; Call Date 3/1/2010 (4)	200,000	200,000
Charter Oak Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2010 A+/A2	85,000	84,739
City & County of San Francisco, General Obligation, GO UT, 5.000%, 6/15/2011 AA/Aa2; Call Date 6/15/2010	150,000	154,788

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
City of Industry, General, Certificate of Participation, NATL-RE, 4.500%, 8/1/2010 A+/Baa1	$ 75,000	$ 75,886
City of Newport Beach, Medical, Revenue Bonds, 4.000%, 2/8/2011 AA/Aa3 (4)	100,000	102,114
City of Salinas, General, Certificate of Participation, AMBAC, 3.500%, 9/1/2010 A/WR	250,000	253,587
City of Santa Ana, General, Certificate of Participation, AMBAC, 5.000%, 6/1/2012 NR/WR	225,000	232,605
Contra Costa Water District, Water, Revenue Bonds, AGM, 5.500%, 10/1/2013 AAA/Aa3; Call Date 10/1/2011	100,000	107,288
County of Inyo, General, Certificate of Participation, 5.000%, 2/1/2011 NR/Baa1	30,000	30,770
El Centro Financing Authority, Transportation, Revenue Bonds, 2.000%, 10/1/2011 Ae/NR	270,000	275,241
Fontana Unified School District, School District, GO UT, 4.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,552,815
Hanford Joint Union High School District, GO UT, 0.000%, 8/1/2011 A+/A3	125,000	122,050
Hesperia Public Financing Authority, Facilities, Revenue Bonds, 0.500%, 6/1/2022 A+/A-1/Aa1; Call Date 3/1/2010 (4)	170,000	170,000
Hesperia Unified School District, General, Certificate of Participation, AGM, 0.450%, 2/1/2028 AAA/A-1/Aa3; Call Date 3/1/2010 (4)	250,000	250,000
Hesperia Unified School District, General, Certificate of Participation, FSA, 0.450%, 2/1/2038 AAA/A-1/Aa3; Call Date 3/1/2010 (4)	350,000	350,000
Los Angeles Community Redevelopment Agency, General, Tax Allocation, 6.750%, 7/1/2010 BBB/NR	690,000	703,793
Los Angeles Department of Water & Power, Power, Revenue Bonds, NATL-RE, 5.375%, 7/1/2012 AA-/Aa3; Call Date 7/1/2011	50,000	53,111
Los Angeles State Building Authority, Facilities, Revenue Bonds, 5.625%, 5/1/2011 A/Baa2	165,000	168,511

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Murrieta Valley Unified School District Public Financing Authority, School District, GO UT, NATL-RE FGIC, 0.000%, 9/1/2010 A+/A1	$ 55,000	$ 54,821
Oakland Redevelopment Agency, General, Tax Allocation, NATL-RE FGIC, 5.500%, 9/1/2012 A/WR	1,165,000	1,217,926
Oxnard Union High School District, School District, GO UT, NATL-RE, 5.250%, 2/1/2012 A/Baa1	50,000	52,587
Paramount Unified School District, General, Certificate of Participation, FSA, 0.700%, 9/1/2027 AAA/A-1/Aa3; Call Date 3/1/2010 (4)	200,000	200,000
Perris Public Financing Authority, General, Tax Allocation, 4.400%, 10/1/2010 NR/NR	480,000	479,554
Perris Union High School District, General, Certificate of Participation, FSA, 0.450%, 9/1/2033 AAA/A-1/Aa3 (4)	200,000	200,000
Plumas Unified School District, GO UT, 3.900%, 8/1/2012 A/Baa1	25,000	25,310
Port of Oakland, Transportation, Revenue Bonds, FGIC, 4.000%, 11/1/2013 A/A2; Call Date 11/1/2012	25,000	26,389
Rialto Unified School District, General, Certificate of Participation, AMBAC, 6.000%, 9/1/2010 A-/WR	100,000	102,344
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2010 AAA/Aa3	100,000	100,667
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2011 AAA/Aa3	100,000	101,376
Sacramento Unified School District, School District, GO UT, NATL-RE FGIC, 5.000%, 7/1/2014 A/Aa3; Call Date 7/1/2010	50,000	51,651
San Jacinto Unified School District, General, Certificate of Participation, FSA, 0.700%, 9/1/2022 AAA/A-1/Aa3 (4)	100,000	100,000
San Jose Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 8/1/2011 A/A3; Call Date 8/1/2010	25,000	25,459

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Savanna Elementary School District, School District, GO UT, 4.000%, 5/1/2012 A+/SP-1+/NR	$ 1,000,000	$ 1,045,110
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.100%, 7/1/2011 NR/NR (5)	130,000	132,696
State of California, General Obligation, GO UT, 3.700%, 4/1/2011 A-/Baa1; Call Date 3/1/2010	100,000	100,188
State of California, General Obligation, GO UT, NATL-RE FGIC, 4.500%, 2/1/2014 A/A2; Call Date 3/1/2010	100,000	100,170
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 3/1/2010	100,000	100,961
Westlands Water District, General, Certificate of Participation, 4.000%, 9/1/2012 A+/Baa1	50,000	53,379

		11,128,959

Colorado — 4.5%
City & County of Denver, Airport, Revenue Bonds, AGC, 0.790%, 11/15/2025 AAA/A-1/Aa3; Call Date 3/4/2010 (4)	950,000	950,000
City of Westminster, Multi-Family Housing, Revenue Bonds, FHLMC, 0.450%, 6/1/2012 NR/NR; Call Date 3/1/2010 (4)	300,000	300,000
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.375%, 3/1/2013 A/NR	150,000	150,237
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.400%, 12/1/2012 NR/NR	260,000	261,373
Colorado Water Resources & Power Development Authority, Water, Revenue Bonds, 4.250%, 1/1/2012 A/Baa1	135,000	141,516
Denver Urban Renewal Authority, General, Tax Allocation, 0.640%, 9/1/2017 NR/A3/VMIG2; Call Date 3/3/2010 (4)	200,000	200,000
E-470 Public Highway Authority, Transportation, Revenue Bonds, NATL-RE, 5.000%, 9/1/2011 A/Baa1 (4)	450,000	466,335

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Eagle Bend Metropolitan District No. 2, Development, GO, RADIAN, 4.500%, 12/1/2012 A-/NR	$ 50,000	$ 51,019
Little Thompson Water District, Revenue Bonds, 3.500%, 12/1/2013 NR/Baa1; Call Date 12/1/2012	40,000	40,925
Metropolitan Football Stadium District, Development, Revenue Bonds, 0.000%, 1/1/2011 A/Baa1	15,000	14,795
Park Creek Metropolitan District, Development, GO, 1.050%, 6/1/2011 NR/NR (4)	2,860,000	2,860,000
Park Creek Metropolitan District, Development, Revenue Bonds, 4.750%, 12/1/2010 NR/Baa2	1,000,000	1,023,120
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2012 NR/WR	50,000	51,521
State of Colorado, General, Certificate of Participation, 0.000%, 3/1/2012 AA-/Aa3	300,000	292,287
Washington County School District R-3, GO UT, 5.100%, 12/1/2012 AA-/NR; Call Date 3/1/2010	80,000	80,238
Widefield Water & Sanitation District, Water, Revenue Bonds, NATL-RE, 3.250%, 12/1/2011 A/Baa1	100,000	102,651

		6,986,017

Connecticut — 0.9%
City of Ansonia, General Obligation, GO UT, NATL-RE, FGIC, 4.500%, 10/15/2012 A/A3; Call Date 4/1/2010	20,000	20,458
City of Bridgeport, General Obligation, GO UT, AMBAC, 6.250%, 3/1/2012 NR/Baa1	275,000	293,667
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.050%, 7/1/2037 NR/NR (4)	1,000,000	1,000,000
Town of Madison, General Obligation, GO UT, 4.500%, 6/15/2013 NR/Aa1; Call Date 6/15/2011	50,000	52,304
Town of Vernon, General Obligation, GO UT, AGM, 3.000%, 9/15/2011 NR/Aa3; Call Date 3/1/2010	100,000	100,133

		1,466,562

District of Columbia — 0.5%
District of Columbia Water & Sewer Authority, Revenue Bonds, FSA, 0.430%, 10/1/2018 NR/NR; Call Date 3/1/2010 (4)(6)(7)	500,000	500,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

District of Columbia (continued)
Washington Convention Center Authority, Facilities, Revenue Bonds, AMBAC, 5.000%, 10/1/2010 A/A2	$ 250,000	$ 253,500

		753,500

Florida — 7.3%
Citizens Property Insurance Corp., General, Revenue Bonds, BHAC-CR NATL-RE, 5.000%, 3/1/2012 AA+/Aa1	185,000	196,696
Citizens Property Insurance Corp., General, Revenue Bonds, NATL-RE, 5.000%, 3/1/2010 A+/A2	1,000,000	1,000,000
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 NR/NR; Call Date 6/1/2010 (4)	5,100,000	5,099,949
City of Lakeland, Utilities, Revenue Bonds, AMBAC, 3.250%, 10/1/2010 NR/WR	100,000	100,455
City of Palm Bay, Utilities, Revenue Bonds, NATL-RE FGIC, 3.250%, 10/1/2012 A/A2	100,000	104,124
City of Sarasota, General, Revenue Bonds, AMBAC, 0.000%, 11/1/2011 NR/WR	145,000	140,770
City of Titusville, Water, Revenue Bonds, NATL-RE, 4.750%, 10/1/2014 A/Baa1; Call Date 3/8/2010	125,000	125,079
County of Broward, Airport, Revenue Bonds, 5.000%, 10/1/2011 A+/A1	125,000	131,212
County of Clay, General, Revenue Bonds, AMBAC, 3.000%, 6/1/2012 NR/A3	345,000	354,984
County of Hillsborough, Education, Revenue Bonds, 0.500%, 8/1/2016 NR/NR; Call Date 3/1/2010 (4)	165,000	165,000
County of St. Lucie, General Obligation, GO, AMBAC, 4.150%, 10/1/2010 NR/WR	50,000	50,917
County of St. Lucie, General Obligation, GO, AMBAC, 4.250%, 10/1/2011 NR/WR	100,000	105,090
County of Volusia, General, Revenue Bonds, AGM, 3.500%, 12/1/2013 NR/Aa3; Call Date 12/1/2010	50,000	51,258
First Florida Governmental Financing Commission, General, Revenue Bonds, AMBAC, 3.900%, 7/1/2011 NR/A1	50,000	51,444
Florida Municipal Power Agency, Power, Revenue Bonds, 4.000%, 10/1/2010 NR/A2	250,000	254,777

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida Rural Utility Financing Commission, Water, Revenue Bonds, 4.000%, 2/1/2011 NR/MIG1; Call Date 3/1/2010	$ 90,000	$ 90,103
Florida State Board of Education, Education, Revenue Bonds, NATL-RE FGIC, 5.500%, 7/1/2012 AAA/A2	270,000	296,895
Florida State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2013 A/A3; Call Date 10/1/2010	180,000	185,672
Florida State Department of Environmental Protection, General, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2011 AA-/A1; Call Date 7/1/2010	60,000	61,338
Florida State Department of Environmental Protection, General, Revenue Bonds, NATL-RE FGIC, 5.750%, 7/1/2013 AA-/A1; Call Date 7/1/2010	150,000	153,894
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/15/2010 AA-/A1	145,000	149,106
Jacksonville Economic Development Commission, Medical, Revenue Bonds, AMBAC, 5.000%, 2/1/2011 NR/WR	200,000	201,836
Lee County, Water and Sewer, Revenue Bonds, MBIA, 2.875%, 10/1/2011 NR/A2	50,000	51,536
Martin County Industrial Development Authority, General, Revenue Bonds, 0.620%, 10/1/2016 NR/A2/VMIG1; Call Date 3/1/2010 (4)	500,000	500,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 4.000%, 10/1/2013 Ae/A2	220,000	228,468
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 10/1/2011 Ae/A2	555,000	579,842
Palm Beach County School District, General, Certificate of Participation, FGIC, 5.000%, 8/1/2011 AA-/A1 (4)	50,000	51,728
Palm Beach County School District, General, Certificate of Participation, NATL-RE, 3.900%, 8/1/2015 AA-/A1	100,000	107,095

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Pinellas County Educational Facilities Authority, Education, Revenue Bonds, 0.450%, 8/1/2024 NR/A2/VMIG1; Call Date 3/1/2010 (4)	$ 290,000	$ 290,000
Polk County School District, Education, Revenue Bonds, AGM, 4.500%, 10/1/2012 AAA/Aa3	25,000	26,962
Polk County School District, Education, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A+/Baa1	145,000	159,733
Reedy Creek Improvement District, Utilities, Revenue Bonds, 5.250%, 10/1/2011 A/A3	245,000	261,057

		11,327,020

Georgia — 1.5%
Atlanta & Fulton County Recreation Authority, General, Revenue Bonds, AMBAC, 3.750%, 12/1/2010 A/A2	70,000	71,656
City of Atlanta, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2012 A+/A1	150,000	158,952
Clayton County Housing Authority, Multi-Family Housing, Revenue Bonds, FNMA, 4.350%, 12/1/2011 AAA/NR (4)	200,000	201,960
Cobb County Development Authority, Higher Education, Revenue Bonds, AMBAC, 4.000%, 7/15/2010 NR/Baa3	200,000	200,656
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.000%, 2/1/2013 NR/WR	35,000	34,061
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2011 BBB+/NR	220,000	226,088
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2012 BBB+/NR	230,000	238,443
Georgia Housing & Finance Authority, Single Family Housing, Revenue Bonds, GO OF AUTHORITY, 4.100%, 6/1/2011 AAA/NR	25,000	25,601
Henry County Hospital Authority, Medical, Revenue Bonds, AMBAC, 5.750%, 7/1/2011 AA/Aa2; Call Date 7/1/2010	1,020,000	1,049,723

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Richmond County Development Authority, Higher Education, Revenue Bonds, 5.000%, 2/1/2011 NR/A3	$ 195,000	$ 198,615

		2,405,755

Illinois — 5.9%
Chicago Transit Authority, Transportation, Revenue Bonds, AMBAC, 4.000%, 6/1/2012 A/A2	150,000	157,800
City of Berwyn, General Obligation, GO UT, AMBAC, 4.000%, 12/1/2010 NR/WR	350,000	355,425
City of Berwyn, General Obligation, GO UT, AMBAC, 5.000%, 12/1/2013 NR/WR	230,000	247,181
City of Carbondale, General Obligation, GO UT, AMBAC, 4.500%, 12/1/2011 NR/WR (5)	515,000	537,856
City of Chicago, Airport, Revenue Bonds, AMBAC, 4.500%, 1/1/2011 A/A1	150,000	154,150
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2011 A/A1	50,000	51,417
City of Springfield, General Obligation, GO UT, NATL-RE, 5.500%, 12/1/2010 AA/A1; Call Date 3/1/2010	600,000	600,270
Coles & Cumberland Counties, School District, GO UT, NATL-RE FGIC, 5.400%, 2/1/2011 NR/Baa1	225,000	233,012
Cook & Du Page Counties Combined School District No. 113A-Lemont, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2011 NR/WR	35,000	33,823
Du Page County Community Consolidated School District No. 89 Glen, General, GO, AMBAC, 3.750%, 2/1/2011 NR/WR	100,000	102,110
Illinois Department of Central Management Services, General, Certificate of Participation, AMBAC, 5.100%, 7/1/2010 NR/WR; Call Date 3/1/2010	150,000	150,249
Illinois Finance Authority, Higher Education, Revenue Bonds, 5.250%, 6/1/2013 A/Baa1; Call Date 3/1/2010	175,000	175,238
Illinois Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.700%, 12/1/2010 A/Baa1; Call Date 3/1/2010	25,000	25,066

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, Medical, Revenue Bonds, 0.400%, 4/1/2041 NR/Aaa; Call Date 3/1/2010 (4)	$ 600,000	$ 600,000
Illinois Finance Authority, Medical, Revenue Bonds, 3.000%, 5/15/2010 BBB+/Baa1	1,000,000	1,002,480
Illinois Finance Authority, Medical, Revenue Bonds, 3.875%, 5/1/2012 AA/A-1+/Aa2 (4)	600,000	624,054
Illinois Finance Authority, Medical, Revenue Bonds, 5.375%, 3/1/2011 A/Baa1; Call Date 3/1/2010	75,000	75,176
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.100%, 8/15/2011 NR/WR; Call Date 3/1/2010	90,000	90,321
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 8/1/2011 BBB/Baa2; Call Date 3/1/2010 (5)	225,000	226,726
Illinois Finance Authority, Pollution, Revenue Bonds, 3.250%, 5/20/2010 A/A-1/NR; Call Date 5/20/2010 (4)	1,500,000	1,506,360
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.100%, 1/1/2013 A+/A1	295,000	303,726
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, NATL-RE GO OF AUTH, 4.100%, 1/1/2014 A+/A1; Call Date 7/1/2013	160,000	163,576
Kendall Kane & Will Counties Community Unit School District No. 308, School District, GO UT, FSA, 0.000%, 10/1/2010 NR/Aa3	100,000	99,677
Lake County Community Consolidated School District No. 34-Antioch, School District, GO, NATL-RE, 3.950%, 12/1/2010 NR/Baa1	100,000	102,211
Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2012 NR/Baa1	425,000	470,313
Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2013 NR/Baa1	465,000	537,191

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2012 NR/WR	$ 50,000	$ 47,279
Macon County School District No. 61, School District, GO UT, 4.800%, 12/1/2011 NR/A3	65,000	68,829
State of Illinois, Development, Revenue Bonds, FSA, 5.500%, 12/15/2014 NR/Aa3; Call Date 12/15/2010	200,000	204,916
University of Illinois, General, Certificate of Participation, AMBAC, 5.000%, 8/15/2011 NR/WR	50,000	52,228
Whiteside County Community Unit School District No. 6 Morrison, School District, GO UT, NATL-RE, 0.000%, 12/1/2011 AA-/Baa1	145,000	139,474

		9,138,134

Indiana — 5.3%
Center Grove Community School Corp., General Obligation, GO UT, 2.000%, 6/30/2010 NR/NR	375,000	375,930
Center Grove Community School Corp., General Obligation, GO UT, 2.000%, 12/30/2010 NR/NR	220,000	220,968
Center Grove Community School Corp., School District, GO UT, 2.000%, 6/30/2010 NR/NR	325,000	325,806
Center Grove Community School Corp., School District, GO UT, 2.000%, 12/30/2010 NR/NR	170,000	170,748
City of Carmel, Water, Revenue Bonds, AMBAC, 3.850%, 5/1/2013 NR/WR; Call Date 5/1/2011	150,000	152,645
City of Lawrence, Water, Revenue Bonds, 4.000%, 1/1/2012 A/NR	135,000	140,886
Clarksville High School Building Corp., School District, Revenue Bonds, NATL-RE FGIC, 4.500%, 7/15/2012 AA+/WR	100,000	106,418
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	80,000	81,410
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	230,000	233,740
Indiana Development Finance Authority, Education, Revenue Bonds, 0.510%, 7/1/2026 NR/NR; Call Date 3/4/2010 (4)	100,000	100,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Indiana Finance Authority, Education, Revenue Bonds, CIFG, 1.290%, 7/1/2025 NR/A2; Call Date 3/4/2010 (4)	$ 2,000,000	$ 2,000,000
Indiana Finance Authority, Medical, Revenue Bonds, 3.000%, 12/1/2011 AA/Aa2	645,000	662,492
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 0.510%, 2/1/2025 NR/Aa1; Call Date 3/1/2010 (4)	400,000	400,000
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 5.000%, 6/1/2012 NR/Aa2	850,000	909,160
Indiana Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 6.000%, 1/1/2013 A+/A1	200,000	222,758
Indiana Port Commission, Development, Revenue Bonds, 4.100%, 5/1/2012 A/NR	1,000,000	1,048,730
Lawrence Central High School Building Corp., School District, Revenue Bonds, 0.000%, 7/1/2011 A/Baa1	10,000	9,291
Marion County Convention & Recreational Facilities Authority, General, Revenue Bonds, NATL-RE, 5.500%, 6/1/2012 A/Baa1; Call Date 6/1/2011	200,000	207,426
Mount Vernon of Hancock County Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 1/15/2013 A+/Baa1	250,000	271,225
Portage Redevelopment District, General, Tax Allocation, CIFG, 3.500%, 7/15/2010 BBB+/NR	250,000	251,392
South Bend Redevelopment District, General, Special Tax, AMBAC, 3.600%, 1/1/2011 NR/WR	50,000	50,550
St. Joseph County Hospital Authority, Medical, Revenue Bonds, 4.750%, 8/15/2012 AA-/Baa1; Call Date 3/1/2010	350,000	350,469

		8,292,044

Iowa — 2.4%
Ballard Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A/NR	660,000	674,718
City of Coralville, General, Tax Allocation, 5.000%, 6/1/2010 NR/Baa1	415,000	417,747

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Iowa (continued)
Dubuque Community School District, Education, Revenue Bonds, 2.750%, 7/1/2011 NR/NR	$ 950,000	$ 956,783
Dubuque Community School District, Education, Revenue Notes, 3.000%, 3/30/2010 NR/NR	1,000,000	1,001,240
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2010 A+/NR	265,000	267,165
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A+/NR	200,000	204,486
Kirkwood Community College, Higher Education, GO UT, 3.000%, 6/1/2012 AA-/Aa3	190,000	195,244
Marshalltown Community School District, GO UT, 5.000%, 5/1/2011 NR/Baa1	50,000	51,706

		3,769,089

Kansas — 0.1%
Sumner County Unified School District No. 353, GO UT, FGIC, 4.625%, 9/1/2012 A/WR; Call Date 9/1/2010	240,000	243,334

Kentucky — 0.7%
City of Danville, Water, Revenue Bonds, 5.050%, 12/1/2010 NR/A3 (4)	175,000	179,816
County of Floyd, General Obligation, GO UT, AGM, 4.400%, 3/1/2013 NR/NR; Call Date 3/1/2010	90,000	91,949
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 3.000%, 5/1/2011 AA-/NR	425,000	431,320
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 4.000%, 5/1/2012 AA-/NR	350,000	364,122
Kentucky Interlocal School Transportation Association, General, Certificate of Participation, 3.500%, 3/1/2011 NR/Aa3	50,000	51,522
Kentucky State Property & Building Commission, Facilities, Revenue Bonds, 1.000%, 11/1/2010 A+/Aa3	30,000	30,063

		1,148,792

Louisiana — 1.5%
City of New Orleans, General Obligation, GO UT, FGIC, 5.125%, 12/1/2012 NR/Baa3	150,000	158,331
City of New Orleans, General Obligation, GO UT, FGIC, 6.500%, 12/1/2011 BBB/Baa3	425,000	442,408

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
City of New Orleans, Water, Revenue Bonds, FGIC, 5.000%, 6/1/2011 BBB-/Baa3; Call Date 6/1/2010	$ 100,000	$ 100,869
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.510%, 7/1/2021 NR/NR; Call Date 3/1/2010 (4)	500,000	500,000
Parish of Jefferson, General, Revenue Bonds, AMBAC, 5.000%, 11/1/2011 A+/A1	130,000	137,899
Plaquemines Parish School Board, Education, Revenue Bonds, AMBAC, 4.650%, 3/1/2012 NR/WR; Call Date 3/1/2010	785,000	793,337
Regional Transit Authority, General, Revenue Bonds, NATL-RE FGIC, 0.000%, 12/1/2012 A/WR	130,000	112,131
West Ouachita Parish School District, General, Revenue Bonds, 4.400%, 9/1/2011 AA-/Baa1; Call Date 3/1/2010	25,000	25,547

		2,270,522

Maryland — 0.6%
City of Baltimore, General, Revenue Bonds, NATL-RE, 5.375%, 9/1/2012 A/Baa1; Call Date 3/1/2010	40,000	40,478
County of Anne Arundel, Multi-Family Housing, Revenue Bonds, FHLMC, 2.125%, 1/1/2013 AAA/NR; Call Date 1/1/2011	700,000	701,099
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 3.900%, 9/1/2011 NR/Aa2	200,000	207,218

		948,795

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Medical, Revenue Bonds, 0.450%, 12/1/2035 A/A-1/NR; Call Date 3/1/2010 (4)	100,000	100,000
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 4.800%, 7/1/2010 NR/A3; Call Date 3/1/2010	25,000	25,141
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 5.250%, 6/1/2011 AAA/Aa3; Call Date 3/1/2010	330,000	331,020

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 3.000%, 11/15/2011 AAA/NR	$ 450,000	$ 459,220
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2010 A/Baa1 (5)	445,000	450,255
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/Baa1	100,000	104,582
Massachusetts State Turnpike Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2011 A-/Baa2; Call Date 3/1/2010	25,000	25,041
Town of Ashland, General Obligation, GO, NATL-RE FGIC, 5.500%, 6/1/2012 NR/A1; Call Date 6/1/2010	100,000	102,119

		1,597,378

Michigan — 3.2%
Anchor Bay School District, School District, GO UT, Qualified-School Bond Loan Fund, 4.200%, 5/1/2010 AA-/Aa3	50,000	50,313
Charter Township of Redford, Water, Revenue Bonds, AMBAC, 4.800%, 4/1/2015 A/WR; Call Date 3/1/2010	275,000	275,789
City of Detroit, Water, Revenue Bonds, FSA, 5.000%, 7/1/2010 AAA/Aa3	730,000	740,687
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.400%, 7/1/2011 A/A2	160,000	168,517
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.500%, 7/1/2013 A/A2 (4)	625,000	678,444
City of Marquette, Water, Revenue Bonds, AMBAC, 4.000%, 5/1/2013 NR/WR	200,000	203,200
Clawson Public Schools, School District, GO UT, AGM Q-SBLF, 5.250%, 5/1/2010 NR/Aa3	125,000	125,995
Eastern Michigan University, Higher Education, Revenue Bonds, AMBAC, 6.000%, 6/1/2012 NR/A2; Call Date 6/1/2010	200,000	204,502
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2011 A+/NR	170,000	172,220
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2012 A+/NR	195,000	199,101

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Garden City School District, School District, GO UT, Qualified-School Bond Loan Fund, 4.300%, 5/1/2011 AA-/Aa3	$ 30,000	$ 31,150
Kalamazoo Hospital Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.500%, 5/15/2012 NR/A2; Call Date 3/1/2010	25,000	25,174
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,448
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.700%, 11/1/2013 NR/WR; Call Date 3/1/2010	50,000	50,054
Michigan State Building Authority, General, Revenue Bonds, AMBAC, 5.000%, 10/15/2011 A+/A1 (4)	1,290,000	1,340,955
Michigan State Hospital Finance Authority, Medical, Revenue Bonds, 5.000%, 5/1/2012 AA-/A-1+/Aa2 (4)	100,000	106,707
Muskegon County Building Authority, General Obligation, GO, NATL-RE FGIC, 4.450%, 5/1/2013 AA/A2; Call Date 11/1/2011	300,000	314,157
Oakland University, Higher Education, Revenue Bonds, AMBAC, 5.000%, 5/15/2012 NR/A2	25,000	27,147
Southeastern Oakland County, Water, Revenue Bonds, 4.250%, 7/1/2015 A-/A3; Call Date 7/1/2013	55,000	58,072
Taylor Tax Increment Finance Authority, General, Tax Allocation, FSA, 5.500%, 5/1/2012 AAA/Aa3; Call Date 5/1/2011	100,000	105,384
Utica Community Schools, School District, GO UT, Q-SBLF, 4.600%, 5/1/2014 AA/Aa3; Call Date 5/1/2011 (5)	25,000	25,818
Wyoming Public Schools, School District, GO UT, NATL-RE, FGIC, 4.000%, 5/1/2011 A+/A2	10,000	10,374

		4,964,208

Minnesota — 0.6%
Minneapolis & St. Paul Housing & Redevelopment Authority, Medical, Revenue Bonds, 5.000%, 12/1/2014 BBB/Baa1; Call Date 12/1/2013	15,000	15,548

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 4.000%, 2/15/2012 AAA/NR	$ 500,000	$ 524,130
New River Medical Center, Medical, Revenue Bonds, 2.000%, 12/1/2010 NR/NR	370,000	370,185

		909,863

Mississippi — 1.5%
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 1.875%, 5/3/2010 A/A-1/NR; Call Date 5/1/2010 (4)	2,000,000	2,000,000
Mississippi Gulf Coast Regional Wastewater Authority, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	105,590
State of Mississippi, General Obligation, GO UT, 5.000%, 11/1/2020 AA/Aa3; Call Date 11/1/2010	50,000	51,568
University of Southern Mississippi, General, Certificate of Participation, AGC, 2.000%, 9/15/2011 AAA/NR	75,000	75,350
University of Southern Mississippi, General, Certificate of Participation, AGC, 3.000%, 9/15/2012 AAA/NR	85,000	87,047

		2,319,555

Missouri — 1.8%
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2011 A/WR; Call Date 3/1/2010	500,000	503,335
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2012 A/WR; Call Date 3/1/2010	75,000	76,136
City of St. Louis, General Obligation, GO UT, AMBAC, 5.000%, 2/15/2012 NR/A2	25,000	26,962
Fort Zumwalt School District Improvement Corp., Education, Revenue Bonds, NATL-RE FGIC, 5.000%, 3/1/2015 NR/A1; Call Date 3/1/2014	25,000	27,442
Missouri Development Finance Board, General, Revenue Bonds, 3.000%, 4/1/2011 A/NR	130,000	131,503
Missouri Joint Municipal Electric Utility Commission, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2013 A/Baa1	355,000	374,294

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 2.000%, 5/15/2011 A+/NR	$ 340,000	$ 341,686
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 5/15/2012 A+/NR	500,000	509,835
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 0.750%, 12/1/2036 A+/A2; Call Date 3/5/2010 (4)	100,000	100,000
Platte County Industrial Development Authority, Development, Revenue Bonds, 0.500%, 12/1/2010 A+/A-1/NR (4)	200,000	200,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.950%, 1/1/2030 AAA/A-1/NR (4)	500,000	500,000

		2,791,193

Montana — 0.0%
Montana Board of Housing, Single Family Housing, Revenue Bonds, GO, 4.250%, 12/1/2012 AA+/Aa1; Call Date 12/1/2011	70,000	70,078

Nevada — 0.2%
City of Henderson, Medical, Revenue Bonds, 4.000%, 7/1/2012 A/A2	225,000	231,345
County of Clark, General Obligation, GO, AMBAC, 4.000%, 12/1/2012 AA+/Aa1	25,000	26,771
Reno Redevelopment Agency, General, Tax Allocation, NATL-RE, 5.000%, 9/1/2012 A/Baa1; Call Date 3/1/2010	25,000	25,021

		283,137

New Hampshire — 0.2%
City of Manchester, Airport, Revenue Bonds, 5.000%, 1/1/2011 A-/A3	265,000	271,665

New Jersey — 2.0%
Atlantic County Utilities Authority, Water, Revenue Bonds, AMBAC, 3.375%, 1/15/2011 NR/WR	25,000	25,391
City of Pleasantville, General Obligation, GO UT, NATL-RE, 4.500%, 10/1/2011 NR/Baa1; Call Date 3/1/2010	150,000	150,342

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Economic Development Authority, Education, Revenue Bonds, 0.500%, 11/1/2016 NR/NR; Call Date 3/1/2010 (4)	$ 315,000	$ 315,000
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 3.750%, 10/1/2011 AA/Aa2	100,000	102,108
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FGIC, 0.490%, 12/15/2030 NR/NR (4)	2,215,000	2,215,000
State of New Jersey, General, Certificate of Participation, 5.000%, 6/15/2011 AA-/A1	85,000	89,122
Town of West New York, General Obligation, GO UT, FGIC, 3.750%, 3/15/2013 BB/WR; Call Date 3/15/2010	15,000	15,167
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2011 NR/A3	100,000	104,402
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2014 NR/A3; Call Date 5/1/2011	25,000	25,776

		3,042,308

New Mexico — 0.2%
County of Dona Ana, General, Revenue Bonds, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,192
Taos County, School District, Revenue Bonds, RADIAN, 4.000%, 10/1/2010 NR/Baa1	325,000	331,074

		336,266

New York — 2.2%
Albany County Airport Authority, Airport, Revenue Bonds, FSA, 4.700%, 12/15/2012 AAA/Aa3; Call Date 3/1/2010	200,000	201,524
City of New York, General Obligation, GO UT, 0.450%, 1/1/2017 NR/NR (4)	120,000	120,000
City of New York, General Obligation, GO UT, 5.000%, 12/1/2011 AA/Aa3	40,000	42,781
City of New York, General Obligation, GO UT, 5.250%, 6/1/2011 AA/Aa3	65,000	68,733
Hauppauge Union Free School District, School District, GO UT, AGM, 4.125%, 8/1/2013 NR/Aa3; Call Date 8/1/2011	40,000	41,615
New York State Environmental Facilities Corp., Water, Revenue Bonds, 5.000%, 8/15/2013 AAA/Aaa; Call Date 3/1/2010	125,000	126,474

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New York (continued)
Rocky Point Union Free School District, School District, GO UT, NATL-RE FGIC, 4.500%, 6/1/2011 NR/A2; Call Date 6/1/2010	$ 100,000	$ 102,055
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.410%, 10/1/2025 NR/A2/VMIG1; Call Date 3/1/2010 (4)	1,800,000	1,800,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.410%, 7/15/2029 NR/A2/VMIG1; Call Date 3/1/2010 (4)	1,000,000	1,000,000

		3,503,182

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Higher Education, Revenue Bonds, XLCA, 5.000%, 4/1/2012 NR/WR	195,000	202,076
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 5.500%, 1/1/2012 A-/Baa1	10,000	10,711
University of North Carolina System, Higher Education, Revenue Bonds, AMBAC, 5.000%, 4/1/2011 NR/WR	40,000	41,000

		253,787

North Dakota — 0.0%
City of West Fargo, General Obligation, GO UT, XLCA, 3.000%, 5/1/2010 NR/A2	25,000	25,098

Ohio — 7.7%
Ansonia Local School District, School District, GO UT, NATL-RE, 5.000%, 12/1/2010 NR/Baa1	50,000	51,369
City of Cleveland, General Obligation, GO, Assured Guaranty Corp., 2.250%, 12/1/2011 AAA/Aa3	15,000	15,245
City of Cleveland, General, Certificate of Participation, AMBAC, 0.000%, 11/15/2010 A/A3	100,000	99,201
City of Parma, Medical, Revenue Bonds, 0.590%, 10/1/2029 A-/A-2/NR; Call Date 3/1/2010 (4)	2,895,000	2,895,000
City of Warrensville Heights, General Obligation, GO, 3.000%, 2/3/2011 NR/NR	1,000,000	1,009,380
County of Erie, General Obligation, Revenue Bonds, 0.800%, 8/15/2046 AAA/A-1/NR; Call Date 3/1/2010 (4)	975,000	975,000

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Ohio (continued)
County of Greene, Nursing Homes, Revenue Bonds, 0.500%, 1/1/2011 NR/Aa3; Call Date 3/4/2010 (4)	$ 175,000	$ 175,000
County of Hamilton, Medical, Revenue Bonds, NATL-RE, 5.250%, 5/15/2011 A/Baa1; Call Date 5/15/2010	200,000	201,838
County of Knox, Medical, Revenue Bonds, RADIAN, 5.000%, 6/1/2012 NR/NR	25,000	25,179
County of Montgomery, Medical, Revenue Bonds, NATL-RE, 5.500%, 4/1/2010 A/A2; Call Date 3/1/2010	2,235,000	2,241,705
Monroe County, General Obligation, GO, Assured Guaranty Corp., 2.000%, 12/1/2010 NR/Aa3	60,000	60,247
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, NATL-RE, 0.500%, 4/1/2026 AAA/A-1/NR (4)	2,000,000	2,000,000
State of Ohio, Higher Education, Revenue Bonds, 1.000%, 9/1/2024 NR/A2/VMIG1; Call Date 3/1/2010 (4)	250,000	250,000
University of Cincinnati, Higher Education, Revenue Bonds, 0.420%, 6/1/2024 A+/NR/Aa2; Call Date 3/1/2010 (4)	1,700,000	1,700,000
University of Cincinnati, Higher Education, Revenue Bonds, 0.420%, 6/1/2034 A+/NR/Aa2; Call Date 3/1/2010 (4)	350,000	350,000

		12,049,164

Oklahoma — 0.8%
City of Moore, General Obligation, GO UT, NATL-RE, 5.750%, 4/1/2012 A/Baa1	1,050,000	1,129,947
Tulsa Airports Improvement Trust, Airport, Revenue Bonds, NATL-RE, FGIC, 5.400%, 6/1/2011 A/A3; Call Date 6/1/2010	50,000	50,450

		1,180,397

Pennsylvania — 3.5%
Allegheny County Sanitation Authority, Water, Revenue Bonds, NATL-RE, 5.750%, 12/1/2013 A/Baa1; Call Date 12/1/2010	25,000	25,927
Blair County Hospital Authority, Medical, Revenue Bonds, 2.375%, 11/15/2010 BBB+/NR	1,000,000	1,001,260

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Borough of Sewickley, General Obligation, GO UT, AGM, 3.250%, 12/1/2011 AAA/Aa3; Call Date 3/1/2010	$ 100,000	$ 100,139
City of Philadelphia, Airport, Revenue Bonds, NATL-RE FGIC, 5.250%, 6/15/2014 A+/A2; Call Date 3/1/2010	90,000	90,180
City of Philadelphia, Power, Revenue Bonds, AMBAC, 5.000%, 8/1/2010 BBB-/Baa2	1,630,000	1,651,027
Crestwood School District, School District, GO UT, AGM, 4.000%, 3/1/2015 NR/Aa3; Call Date 9/1/2011	180,000	186,979
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	501,170
Erie Sewer Authority, Utilities, Revenue Bonds, 3.000%, 12/1/2011 A-e/NR	205,000	209,487
Governor Mifflin School District, School District, GO UT, AGM, 3.550%, 9/15/2012 NR/Aa3; Call Date 9/15/2010	150,000	151,853
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AAA/Aa3 (4)	645,000	654,623
Hermitage Municipal Authority, Water, Revenue Bonds, NATL-RE, 3.650%, 2/1/2014 A/Baa1; Call Date 3/1/2010	200,000	200,232
North Star School District, School District, GO UT, AGM, 3.375%, 3/15/2012 AAA/Aa3; Call Date 9/15/2010 (5)	100,000	101,411
Pennsylvania Higher Educational Facilties Authority, Medical, Revenue Bonds, AGM, 5.250%, 8/1/2010 AAA/Aa3; Call Date 3/24/2010	100,000	101,297
Philadelphia Hospitals & Higher Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 3.100%, 8/1/2010 A/WR	100,000	100,491
Philadelphia School District, School District, GO, State Aid Withholding, 3.500%, 9/1/2010 A+/Aa3	275,000	277,766
St. Mary Hospital Authority, Medical, Revenue Bonds, 4.000%, 11/15/2011 A/A1	25,000	25,536

		5,379,378

Puerto Rico — 0.6%
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/Baa3	300,000	307,512

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Puerto Rico (continued)
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2012 BBB/Baa3	$ 250,000	$ 263,877
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.500%, 2/1/2012 BBB/NR; Call Date 3/1/2010	200,000	200,396
Puerto Rico Electric Power Authority, Power, Revenue Bonds, AGM, 5.000%, 7/1/2010 AAA/Aa3	100,000	100,862
Puerto Rico Electric Power Authority, Power, Revenue Bonds, XLCA, 5.000%, 7/1/2011 BBB+/A3	50,000	52,611

		925,258

Rhode Island — 0.4%
City of Cranston, General Obligation, GO UT, NATL-RE, 5.500%, 7/1/2011 A/Baa1; Call Date 7/1/2010	25,000	25,618
Rhode Island Economic Development Corp., Transportation, Revenue Bonds, 0.500%, 12/1/2010 A+/A-1/NR; Call Date 3/1/2010 (4)	142,000	142,000
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.420%, 9/15/2033 A-/A-2/Aa2 (4)	400,000	400,000

		567,618

South Carolina — 0.7%
East Richland County, Water, Revenue Bonds, AMBAC, 3.750%, 1/1/2011 NR/A2	200,000	205,092
Piedmont Municipal Power Agency, Utilities, Revenue Bonds, NATL-RE, 5.250%, 1/1/2012 A/Baa1	500,000	527,250
Trustees of the South Carolina Heritage Trust, General, Revenue Bonds, XLCA, 4.000%, 8/1/2012 NR/A2	25,000	26,316
Winnsboro, Utilities, Revenue Bonds, NATL-RE, 5.250%, 8/15/2010 A/Baa1	300,000	305,064

		1,063,722

South Dakota — 0.4%
Puttable Floating Option Tax-Exempt Receipts, General Obligation, GO UT, 1.050%, 12/1/2022 NR/NR (4)	370,000	370,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, FSA, 4.100%, 11/1/2012 NR/Aa3; Call Date 5/1/2012	175,000	179,266

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

South Dakota (continued)
South Dakota Housing Development Authority, Single Family Housing, Revenue Bonds, 4.050%, 5/1/2012 AAA/Aa1	$ 50,000	$ 51,391

		600,657

Tennessee — 0.3%
Chattanooga-Hamilton County Hospital Authority, Medical, Revenue Bonds, FSA, 3.000%, 10/1/2011 AAA/Aa3	500,000	508,895

Texas — 6.5%
Cinco Municipal Utility District No. 1, General Obligation, Revenue Bonds, NATL-RE FGIC, 3.750%, 12/1/2012 A/WR; Call Date 12/1/2011	225,000	232,301
City of Denton, Utilities, Revenue Bonds, FSA, 5.300%, 12/1/2012 AAA/Aa3; Call Date 12/1/2010	200,000	206,222
City of Houston, General, Certificate of Participation, AMBAC, 7.500%, 12/15/2011 NR/WR	600,000	653,958
City of McAllen, Transportation, Revenue Bonds, AMBAC, 4.000%, 3/1/2010 A/WR	150,000	150,000
County of Webb, General Obligation, GO, AMBAC, 4.000%, 2/1/2011 AA-/A2	170,000	175,149
Denton Independent School District, GO UT, PSF, 0.490%, 8/15/2022 NR/NR; Call Date 8/15/2016 (4)	460,000	460,000
Ector County Hospital District, Medical, Revenue Bonds, 5.000%, 4/15/2013 A-/A3; Call Date 3/1/2010	150,000	150,237
Euless Development Corp., General, Revenue Bonds, FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	52,512
Fort Bend County Levee Improvement District No. 1, General Obligation, GO UT, AMBAC, 5.000%, 3/1/2017 NR/WR; Call Date 3/25/2010	500,000	501,445
Fort Bend County Municipal Utility District No. 23, General Obligation, GO UT, AMBAC, 4.000%, 9/1/2012 BBB+/WR	100,000	102,872
Fort Bend County Municipal Utility District No. 81, General Obligation, GO UT, XLCA, 4.000%, 9/1/2014 A/WR; Call Date 9/1/2012	455,000	477,036

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 0.920%, 7/1/2031 AAA/Aa3; Call Date 3/4/2010 (4)	$ 500,000	$ 500,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 0.920%, 7/1/2031 AAA/Aa3; Call Date 3/4/2010 (4)	2,050,000	2,050,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, NATL-RE, 5.375%, 10/1/2013 AA/Aa2; Call Date 3/1/2010	200,000	202,612
Harris County Municipal Utility District No. 238, General Obligation, GO UT, AGM, 5.800%, 4/1/2015 AAA/Aa3; Call Date 3/1/2010	230,000	230,791
Kings Manor Municipal Utility District, Utilities, GO UT, AGC, 2.000%, 9/1/2010 AAA/NR	100,000	100,502
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.500%, 2/15/2011 BBB+/Baa2	100,000	100,426
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.600%, 2/15/2012 BBB+/Baa2	405,000	406,207
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2013 A-/A2 (4)	100,000	108,291
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.500%, 1/1/2011 A-/A2 (4)	190,000	196,722
Puttable Floating Option Tax-Exempt Receipts, Water, Revenue Bonds, FSA, 0.490%, 12/1/2028 NR/NR (4)	484,000	484,000
State of Texas, General Obligation, GO UT, 0.700%, 4/1/2030 AA/A-2/Aa1; Call Date 3/1/2010 (4)	1,995,000	1,995,000
Tarrant County Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 3.000%, 7/1/2011 A+/A1	375,000	380,130
Tarrant County Cultural Education Facilities Finance Corp., Nursing Homes, Revenue Bonds, 5.000%, 11/15/2010 A-/NR	100,000	101,319
Texas Transportation Commission, Transportation, Revenue Bonds, 5.000%, 2/15/2011 BBB+/Baa1 (4)	110,000	113,617

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Trail of the Lakes Municipal Utility District, General Obligation, GO UT, AMBAC, 3.850%, 4/1/2012 BBB+/WR	$ 50,000	$ 51,491

		10,182,840

Utah — 0.3%
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2011 NR/A3	120,000	124,897
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2012 NR/A3	125,000	133,021
Farmington City Municipal Building Authority, Facilities, Revenue Bonds, AMBAC, 4.375%, 6/15/2012 NR/WR	245,000	248,455

		506,373

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Medical, Revenue Bonds, FSA, 5.000%, 12/1/2010 AAA/Aa3 (4)	500,000	511,275

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, General, Revenue Bonds, 5.000%, 10/1/2011 BBB/Baa2	100,000	104,508

Virginia — 0.3%
City of Covington, General Obligation, GO UT, 3.375%, 12/1/2012 SP-1+/MIG1; Call Date 12/1/2011	370,000	381,311
Fairfax County Redevelopment & Housing Authority, Facilities, Revenue Bonds, 3.500%, 6/1/2013 AA+/NR; Call Date 6/1/2011	25,000	25,679

		406,990

Washington — 1.5%
County of Skagit, General Obligation, GO, CIFG, 3.875%, 12/1/2011 NR/A2	25,000	26,258
Grays Harbor County Public Utility District No. 1, Power, Revenue Bonds, NATL-RE, FGIC, 5.000%, 7/1/2012 A/A3	50,000	53,916
King County Housing Authority, Housing, Revenue Bonds, CNTY GTD, 2.400%, 1/1/2013 AAA/NR; Call Date 1/1/2012	550,000	550,874
King County Library System Facilities Foundation, Facilities, Revenue Bonds, AMBAC, 4.750%, 12/1/2012 NR/WR; Call Date 3/1/2010	125,000	125,284

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Washington (continued)
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2010 NR/A3	$ 40,000	$ 40,149
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2011 NR/A3	75,000	76,343
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2012 NR/A3	185,000	190,852
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2012 A/A2	780,000	815,170
Washington Health Care Facilities Authority, Medical, Revenue Bonds, AMBAC, 4.000%, 12/1/2010 BBB+/WR	400,000	402,260

		2,281,106

West Virginia — 0.4%
Berkeley County Public Service Sewer District, Water, Revenue Bonds, 4.375%, 10/1/2011 NR/NR	500,000	503,740
West Virginia Hospital Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 2/15/2011 AAA/Aa2	100,000	100,074

		603,814

Wisconsin — 3.6%
Appleton Area School District, School District, GO UT, NATL-RE, 3.500%, 3/1/2010 NR/Aa2	40,000	40,000
City of Fond Du Lac, General Obligation, GO UT, NATL-RE FGIC, 3.250%, 3/1/2012 NR/A1	25,000	26,093
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/A1	15,000	15,338
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/A1	10,000	10,216
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2011 NR/A3	190,000	193,137
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2012 NR/A3	225,000	229,509
Ladysmith-Hawkins School District, GO UT, NATL-RE, FGIC, 4.400%, 9/1/2012 NR/WR	100,000	104,197
Milwaukee Redevelopment Authority, Higher Education, Revenue Bonds, AMBAC, 4.500%, 10/1/2010 NR/WR; Call Date 3/1/2010	100,000	100,017

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Milwaukee Redevelopment Authority, Multi-Family Housing, Revenue Bonds, 0.870%, 2/1/2044 NR/NR; Call Date 3/1/2010 (4)	$ 1,435,000	$ 1,435,000
Pardeeville Area School District, GO UT, NATL-RE, 4.250%, 4/1/2011 NR/A2	205,000	212,710
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 4.600%, 12/15/2013 A/Baa1; Call Date 12/15/2011	45,000	47,982
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.000%, 12/15/2021 A/Baa1; Call Date 12/15/2011	15,000	16,099
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.100%, 12/15/2029 A/Baa1; Call Date 12/15/2011	75,000	80,628
State of Wisconsin, General Obligation, GO UT, 6.400%, 5/1/2010 AA/Aa3	5,000	5,050
Stoughton Area School District, School District, GO UT, NATL-RE FGIC, 4.500%, 4/1/2012 NR/A1; Call Date 4/1/2011	75,000	77,666
Stoughton Area School District, School District, GO UT, NATL-RE, FGIC, 5.500%, 4/1/2011 NR/A1	50,000	52,633
Village of Hustisford, Utilities, Revenue Bonds, 4.750%, 9/1/2012 NR/NR	135,000	140,110
Village of Mukwonago, Water, Revenue Bonds, 4.000%, 12/1/2012 NR/A3; Call Date 6/1/2011	85,000	87,385
Waunakee Community School District, School District, GO UT, NATL-RE, 4.000%, 4/1/2011 NR/A1	25,000	25,914
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.250%, 6/1/2010 A/A2; Call Date 3/1/2010	150,000	151,452
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.870%, 7/1/2024 NR/NR; Call Date 3/1/2010 (4)	2,000,000	2,000,000

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.500%, 5/1/2011 BBB+/NR	$ 15,000	$ 15,148
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2011 BBB+/NR	275,000	279,125
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2012 BBB+/NR	155,000	158,960
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.450%, 7/1/2011 A-/A3	100,000	102,412

		5,606,781

Total Municipals (identified cost $129,230,612)		129,454,544

Short-Term Investments — 18.3%

Mutual Funds — 16.2%
Marshall Tax-Free Money Market Fund, Class I, 0.600% (13)	25,155,992	25,155,992

Short-Term Municipals — 2.1%
Alexandria Board of Education, School District, GO UT, 3.000%, 11/18/2010 NR/NR	$ 162,000	164,100
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/NR (4)(5)	1,500,000	1,500,000
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3; Call Date 6/17/2010	435,000	435,083
El Dorado Springs, Utilities, Revenue Notes, 2.000%, 7/1/2010 NR/NR; Call Date 3/1/2010	500,000	500,240
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 11/15/2010 AAA/NR	200,000	201,596
Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 3.000%, 2/15/2011 AAA/NR	150,000	152,944

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)
Perth Amboy Board of Education, Education, Certificate of Participation, AGC, 3.000%, 6/15/2010 AAA/NR	$ 250,000	$ 251,087

		3,205,050

Total Short-Term Investments (identified cost $28,361,594)		28,361,042

Total Investments — 101.6% (identified cost $157,592,206)		157,815,586
Other Assets and Liabilities — (1.6)%		(2,521,444)

Total Net Assets — 100.0%		$155,294,142

Portfolio Credit Ratings*
Sector	Fund
AAA	11.9%
AA	8.4
A	32.1
BBB	9.9
NR	23.1
Other Assets & Liabilities, Net	14.6

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 12.8%

Automobiles — 10.9%
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	$ 1,303,832	$ 1,322,561
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	971,714	979,589
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,561,601
Ford Credit Auto Owner Trust, Class A2A, (Series 2009-A), 3.240%, 8/15/2011	586,543	589,930
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	1,250,000	1,271,804
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	1,000,000	1,031,207
Triad Auto Receivables Owner Trust, Class A2A, (Series 2007-B), 5.300%, 10/12/2011	44,753	44,834

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	$ 1,400,000	$ 1,435,826
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,493,859	1,527,078
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	1,000,000	1,029,711
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	1,000,000	1,003,703

		11,797,844

Credit Cards — 1.4%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,537,251

Other Financial — 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.469%, 4/25/2037 (4)(6)(7)	894,751	508,496

Total Asset-Backed Securities (identified cost $13,943,519)		13,843,591

Collateralized Mortgage Obligations — 12.2%

Federal Home Loan Mortgage Corporation — 1.2%
5.250%, 1/15/2034, (Series 3014)	319,730	332,742
5.900%, 11/15/2035, (Series 3061)	301,799	304,005
6.000%, 3/15/2027, (Series 3207)	643,983	649,927

		1,286,674

Government National Mortgage Association — 2.8%
2.866%, 2/16/2020, (Series 2003-48)	255,846	258,739
3.206%, 4/16/2018, (Series 2003-72)	413,915	418,290
3.590%, 11/16/2017, (Series 2004-78)	247,088	248,530
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,038,546
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,051,487

		3,015,592

Private Sponsor — 8.2%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	901,359	864,340
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.729%, 5/20/2036 (4)	1,115,865	1,016,633
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	283,613	268,257
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.426%, 3/20/2036 (4)	375,322	357,145
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.597%, 5/19/2036 (4)	889,672	249,569

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 5.129%, 10/25/2035 (4)	$ 737,301	$ 639,268
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	1,972,658	1,269,804
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	634,829	606,414
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.813%, 4/25/2037 (4)	659,552	597,207
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036 (5)	1,025,963	991,385
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.339%, 5/25/2037 (4)	394,263	363,443
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.960%, 9/25/2036 (4)	597,957	492,505
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.582%, 5/25/2036 (4)	763,090	644,427
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.216%, 4/25/2036 (4)	545,505	495,335

		8,855,732

Total Collateralized Mortgage Obligations (identified cost $14,890,094)		13,157,998

Commercial Mortgage Securities — 15.7%

Private Sponsor — 15.7%
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-3), 5.658%, 6/10/2049	1,225,000	1,274,086
Bear Stearns Commercial Mortgage Securities, Class A1, (Series 2007-BBA8), 0.302%, 3/15/2022 (4)(6)(7)	1,018,827	969,248
Commercial Mortgage Loan Trust, Class A2, (Series 2008-LS1), 6.020%, 12/10/2049	725,000	760,102
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.332%, 12/15/2020 (4)(6)(7)	1,258,685	1,139,869
Commercial Mortgage Pass-Through Certificates, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	912,416	929,973
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,288,981

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.332%, 10/15/2021 (4)(6)(7)	$ 998,981	$ 941,479
Greenwich Capital Commercial Funding Corp., Class A2, (Series 2007-GG9), 5.381%, 3/10/2039	1,275,000	1,316,247
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 0.408%, 3/6/2020 (4)(6)(7)	1,400,000	1,280,047
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1B, (Series 2006-FL1A), 0.352%, 2/15/2020 (4)(6)(7)	1,353,335	1,195,460
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	900,000	936,802
LB-UBS Commercial Mortgage Trust, Class A2, (Series 2007-C6), 5.845%, 7/15/2040	872,370	907,763
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	925,000	965,262
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.531%, 6/15/2022 (4)(6)(7)	1,487,887	1,326,770
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	1,000,000	1,032,328
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.878%, 6/12/2046	750,000	787,820

Total Commercial Mortgage Securities (identified cost $16,878,539)		17,052,237

Corporate Bonds & Notes — 34.7%

Aerospace/Defense — 1.6%
Boeing Co., 1.875%, 11/20/2012	500,000	505,029
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (6)(7)	1,117,870	1,187,513

		1,692,542

Banks — 8.1%
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6)(7)	1,000,000	1,005,949
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	500,000	502,365
Bank of America Corp., 4.500%, 8/1/2010	1,500,000	1,521,885
GMAC, LLC., 7.500%, 12/31/2013	528,000	522,720
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,551,273
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,553,389

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
National City Corp., 4.000%, 2/1/2011 (1)	$ 1,075,000	$ 1,097,844
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,042,548

		8,797,973

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/2012	1,000,000	1,028,198

Biotechnology — 0.9%
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,007,259

Computers — 1.0%
Hewlett-Packard Co., 2.950%, 8/15/2012 (1)	1,000,000	1,039,647

Diversified Financial Services — 7.2%
BlackRock, Inc., 2.250%, 12/10/2012	900,000	907,702
General Electric Capital Corp., 2.800%, 1/8/2013 (1)	2,000,000	2,018,688
Invesco, Ltd., 5.625%, 4/17/2012 (5)	1,325,000	1,382,752
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (2)(12)	1,100,000	253,000
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012	1,350,000	1,451,405
Nomura Holdings, Inc., 5.000%, 3/4/2015 (5)	875,000	884,756
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	948,773

		7,847,076

Electric — 1.1%
Alliant Energy Corp., 4.000%, 10/15/2014	1,200,000	1,226,982

Electronics — 1.0%
Agilent Technologies, Inc., 4.450%, 9/14/2012	1,000,000	1,055,149

Healthcare-Services — 1.0%
Roche Holdings, Inc., 4.500%, 3/1/2012 (6)(7)	1,050,000	1,117,457

Home Furnishings — 1.1%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,202,568

Insurance — 7.9%
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012	1,500,000	1,581,213
Berkshire Hathaway, Inc., 2.125%, 2/11/2013	2,000,000	2,016,394
HSB Capital I, 1.161%, 7/15/2027 (4)	2,430,000	1,858,950
Metropolitan Life Global Funding I, 2.500%, 1/11/2013 (6)(7)	1,000,000	1,007,833

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance (continued)
Prudential Financial, Inc., 2.750%, 1/14/2013	$ 1,300,000	$ 1,308,965
Swiss Re Insurance Solutions Holding Corp., 7.500%, 6/15/2010	750,000	763,401

		8,536,756

Media — 1.0%
Time Warner Cable, Inc., 6.200%, 7/1/2013 (1)	1,000,000	1,107,404

Pharmaceuticals — 0.8%
Pfizer, Inc., 4.450%, 3/15/2012 (1)	800,000	853,972

Telecommunications — 1.0%
Cellco Partnership / Verizon Wireless Capital LLC, 5.250%, 2/1/2012	1,000,000	1,067,613

Total Corporate Bonds & Notes (identified cost $37,887,224)		37,580,596

Municipals — 1.4%

Illinois — 1.4%
State of Illinois, General Obligation, GO UT, 4.071%, 1/1/2014 A+/A2	1,525,000	1,560,822

Total Municipals (identified cost $1,525,000)		1,560,822

Mutual Funds — 7.3%
Eaton Vance Institutional Senior Loan Fund, 3.780%	518,134	4,542,477
Fidelity Floating Rate High Income Fund, 3.910%	351,764	3,327,686

Total Mutual Funds (identified cost $8,043,231)		7,870,163

U.S. Government & U.S. Government Agency Obligations — 2.0%

Federal Home Loan Mortgage Corporation — 2.0%
5.500%, 8/20/2012 (1)	$ 2,000,000	2,211,640

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,026,214)		2,211,640

U.S. Government Agency-Mortgage Securities — 1.0%

Federal National Mortgage Association — 0.3%
7.000%, 12/1/2015	71,654	77,753
7.500%, 9/1/2015	102,696	112,729
9.500%, 12/1/2024	48,874	56,259
9.500%, 1/1/2025	19,229	22,135
9.500%, 1/1/2025	27,030	31,179
10.000%, 7/1/2020	34,669	39,596
11.000%, 12/1/2015	3,707	3,838

		343,489

Government National Mortgage Association — 0.7%
7.500%, 8/15/2037	670,908	733,994
9.000%, 12/15/2019	38,104	43,334

		777,328

Total U.S. Government Agency-Mortgage Securities (identified cost $1,052,769)		1,120,817

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value

Short-Term Investments — 23.1%

Collateral Pool Investment for Securities on Loan — 6.0%
(See Note 2 of the Financial Statements)		$ 6,482,333

Federal Home Loan Mortgage Corporation — 0.4%
0.220%, 6/1/2010 (3)(11)	$ 400,000	399,898

Repurchase Agreement — 14.8%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $15,996,911 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 2/9/2015, with a market value of $16,385,022 (at amortized cost)	15,996,778	15,996,778

Short-Term Municipals — 1.9%
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/NR (4)(5)	2,100,000	2,100,000

Total Short-Term Investments (identified cost $24,978,889)		24,979,009

Total Investments — 110.2% (identified cost $121,225,479)		119,376,873
Other Assets and Liabilities — (10.2)%		(11,068,111)

Total Net Assets — 100.0%		$108,308,762

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	12.8%
Collateralized Mortgage Obligations	12.2
Commercial Mortgage Securities	15.7
Corporate Bonds & Notes	34.7
Municipals	1.4
Mutual Funds	7.3
U.S. Government & U.S. Government Agency Obligations	2.0
U.S. Government Agency-Mortgage Securities	1.0
Other Assets & Liabilities, Net	12.9

Total	100.0%

Short-Intermediate Bond Fund

Description	Principal Amount	Value

Collateralized Mortgage Obligations — 3.6%

Federal Home Loan Mortgage Corporation — 0.0%
5.500%, 10/15/2035, (Series 3058)	$ 78,080	$ 78,162

Private Sponsor — 3.6%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.872%, 7/25/2037 (4)	2,611,263	2,436,491
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.567%, 5/25/2036 (4)	2,770,332	2,392,221
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.339%, 5/25/2037 (4)	1,631,434	1,503,903

		6,332,615

Total Collateralized Mortgage Obligations (identified cost $6,909,716)		6,410,777

Commercial Mortgage Securities — 8.2%

Private Sponsor — 8.2%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	2,000,000	1,623,354
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,734,694
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.358%, 3/6/2020 (4)(6)(7)	1,500,000	1,395,589
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.607%, 7/15/2019 (4)(6)(7)	3,494,680	2,964,698
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.531%, 6/15/2022 (4)(6)(7)	5,207,605	4,643,695

Total Commercial Mortgage Securities (identified cost $18,115,876)		14,362,030

Corporate Bonds & Notes — 34.2%

Banks — 8.2%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6)(7)	1,500,000	1,497,197
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6)(7)	2,000,000	2,011,898
Australia & New Zealand Banking Group, Ltd., 3.700%, 1/13/2015 (6)(7)	2,000,000	2,024,374
Bank of America Corp., 6.500%, 8/1/2016 (1)	1,500,000	1,614,562
BB&T Corp., 3.850%, 7/27/2012 (1)	2,000,000	2,093,898
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (6)(7)	1,500,000	1,509,253

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Credit Suisse/New York, 3.450%, 7/2/2012	$ 2,000,000	$ 2,073,516
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4)(6)(7)	1,500,000	1,590,192

		14,414,890

Building Materials — 1.8%
CRH America, Inc., 6.000%, 9/30/2016 (1)	3,000,000	3,203,217

Diversified Financial Services — 7.1%
American General Finance Corp., 5.375%, 10/1/2012 (1)	2,500,000	2,131,050
American Honda Finance Corp., 6.700%, 10/1/2013 (6)(7)	2,000,000	2,227,124
General Electric Capital Corp., 5.500%, 1/8/2020 (1)	1,600,000	1,612,024
Iberdrola Finance Ireland, Ltd., 3.800%, 9/11/2014 (6)(7)	1,500,000	1,525,071
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2)(12)	4,000,000	920,000
Nomura Holdings, Inc., 6.700%, 3/4/2020 (5)	2,000,000	2,044,160
TD Ameritrade Holding Corp., 4.150%, 12/1/2014 (1)	2,000,000	2,018,666

		12,478,095

Food — 0.9%
Kraft Foods, Inc., 5.375%, 2/10/2020 (1)	1,500,000	1,554,861

Healthcare-Products — 1.1%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	1,994,158

Insurance — 9.1%
Berkshire Hathaway, Inc., 0.680%, 2/11/2013 (1)(4)	2,000,000	2,002,906
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,516,525
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6)(7)	2,000,000	2,042,230
HSB Capital I, 1.161%, 7/15/2027 (4)	4,000,000	3,060,000
Lincoln National Corp., 6.250%, 2/15/2020 (1)	1,000,000	1,044,809
Metropolitan Life Global Funding I, 0.651%, 7/13/2011 (4)(6)(7)	1,500,000	1,499,999
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	3,721,044
Prudential Financial, Inc., 3.875%, 1/14/2015 (1)	1,100,000	1,113,944

		16,001,457

Iron/Steel — 1.2%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,127,478

Media — 1.2%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,085,554

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining — 1.4%
Anglo American Capital PLC, 9.375%, 4/8/2019	$ 2,000,000	$ 2,550,660

Miscellaneous Manufacturing — 1.0%
Smiths Group PLC, 7.200%, 5/15/2019 (6) (7)	1,500,000	1,700,797

Pipelines — 1.2%
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015 (1)	2,000,000	2,185,408

Total Corporate Bonds & Notes (identified cost $62,562,420)		60,296,575

U.S. Government & U.S. Government Agency Obligations — 47.1%

U.S. Treasury Bonds & Notes — 47.1%
1.375%, 11/15/2012 (1)	28,000,000	28,142,212
1.375%, 1/15/2013	10,000,000	10,030,470
1.375%, 2/15/2013	20,000,000	20,037,520
2.250%, 1/31/2015	15,000,000	15,009,390
2.750%, 11/30/2016 (1)	10,000,000	9,866,410

Total U.S. Government & U.S. Government Agency Obligations (identified cost $83,090,370)		83,086,002

Short-Term Investments — 37.1%

Collateral Pool Investment for Securities on Loan — 30.2%
(See Note 2 of the Financial Statements)		53,310,447

Repurchase Agreement — 6.9%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $12,183,637 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 2/9/2015, with a market value of $12,446,165 (at amortized cost)	12,183,536	12,183,536

Total Short-Term Investments (identified cost $65,493,983)		65,493,983

Total Investments — 130.2% (identified cost $236,172,365)		229,649,367
Other Assets and Liabilities — (30.2)%		(53,305,946)

Total Net Assets — 100.0%		$176,343,421

Portfolio Sector Allocations*
Sector	Fund
Collateralized Mortgage Obligations	3.6%
Commercial Mortgage Securities	8.2
Corporate Bonds & Notes	34.2
U.S. Government & U.S. Government Agency Obligations	47.1
Other Assets & Liabilities, Net	6.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund

Description/Credit Ratings (8)	Principal Amount	Value
Municipals — 93.9%

Alabama — 0.6%
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A2	$ 200,000	$ 211,556
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A2	210,000	221,772
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A2; Call Date 10/1/2018	220,000	233,847
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A2; Call Date 10/1/2018	230,000	247,073
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A2; Call Date 10/1/2018	140,000	152,278
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A2; Call Date 10/1/2018	105,000	114,516
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 3/1/2010	300,000	297,135

		1,478,177

Alaska — 0.1%
Alaska Student Loan Corp., Student Loan, Revenue Bonds, Guaranteed Student Loans, 5.000%, 6/1/2018 AAA/NR; Call Date 6/1/2015 (9)	270,000	276,099

Arizona — 6.0%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2020 A+/NR; Call Date 1/1/2017	900,000	939,591
Arizona School Facilities Board, General, Certificate of Participation, 5.750%, 9/1/2019 A+/A2; Call Date 9/1/2018	690,000	785,827
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call Date 7/1/2018	500,000	578,980
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2022 A-/Baa1; Call Date 7/1/2020	205,000	208,797

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2023 A-/Baa1; Call Date 7/1/2020	$ 265,000	$ 268,397
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2024 A-/Baa1; Call Date 7/1/2020	80,000	80,572
City of Goodyear, Utilities, Revenue Bonds, 5.125%, 7/1/2025 A-/Baa1; Call Date 7/1/2020	345,000	348,978
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2019 NR/A2; Call Date 7/1/2018 (4)	500,000	526,120
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2020 NR/A2; Call Date 7/1/2018 (4)	600,000	631,008
Maricopa County Elementary School District No. 21-Murphy, School District, GO UT, 8.000%, 7/1/2024 NR/Baa2; Call Date 7/1/2019	200,000	215,918
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa2	125,000	140,448
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	325,239
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 3/1/2010	25,000	25,085
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call Date 9/1/2016 (4)(9)	18,631	19,177
Phoenix Civic Improvement Corp., Airport, Revenue Bonds, 5.000%, 7/1/2020 AA-/Aa3; Call Date 7/1/2018	600,000	654,090
Phoenix Civic Improvement Corp., District, General, Revenue Bonds, MBIA, 0.000%, 7/1/2041 AA/A1	1,145,000	979,570

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Phoenix Civic Improvement Corp., Transportation, Revenue Bonds, NATL-RE-IBC FSA, 5.000%, 7/1/2025 AAA/NR; Call Date 3/1/2010	$ 115,000	$ 115,906
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa3	135,000	155,744
Pima County Industrial Development Authority, Development, Revenue Bonds, 5.250%, 7/1/2031 AA/Aa3; Call Date 7/1/2019	1,700,000	1,735,071
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	330,000	287,387
Pinal County Elementary School District No. 4 Casa Grande Elementary, School District, GO UT, NATL-RE, 4.000%, 7/1/2016 NR/A3	215,000	224,649
Rio Nuevo Multipurpose Facilities District, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AAA/Aa3	1,075,000	1,174,115
State of Arizona, General, Certificate of Participation, AGM, 5.250%, 10/1/2024 AAA/Aa3; Call Date 10/1/2019	2,000,000	2,126,800
University Medical Center Corp., Medical, Revenue Bonds, GO, 5.250%, 7/1/2014 BBB+/Baa1	500,000	528,860
Vistancia Community Facilities District, General Obligation, GO UT, 5.500%, 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	504,350
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2023 A+/A3; Call Date 7/1/2017	1,950,000	2,049,918

		15,630,597

Arkansas — 0.3%
Conway Health Facilities Board, Medical, Revenue Bonds, 5.000%, 8/1/2018 BBB+/NR	885,000	903,850

California — 6.7%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	513,530

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.500%, 10/1/2015 NR/WR	$ 350,000	$ 360,073
California Infrastructure & Economic Development Bank, General, Revenue Bonds, 0.180%, 9/1/2038 AAA/A-2/Aaa; Call Date 3/1/2010 (4)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 5.750%, 2/1/2039 A/A2; Call Date 2/1/2015	600,000	618,300
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 6.250%, 2/1/2039 A/A2; Call Date 2/1/2015	500,000	527,115
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	250,000	250,038
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.500%, 6/1/2010 BBB/A-2/NR (4)(9)	250,000	249,968
California Pollution Control Financing Authority, Pollution, Revenue Bonds, FGIC, 4.750%, 12/1/2023 BBB+/A3; Call Date 6/1/2017 (9)	630,000	608,353
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	80,000	81,010
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa2; Call Date 6/15/2015	350,000	350,546
Fontana Unified School District, School District, GO UT, 0.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,393,185
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	315,665
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	138,358
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,526,140

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Hawthorne School District, School District, GO UT, 4.000%, 11/15/2010 SP-1+/NR	$ 1,250,000	$ 1,271,412
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call Date 2/1/2022	100,000	109,019
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 A+/Baa1	50,000	55,221
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	225,502
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2014 NR/Baa1	230,000	249,260
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2015 NR/Baa1	310,000	334,682
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2026 AA/NR	135,000	52,824
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2027 AA/NR	365,000	131,951
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2029 AA/NR	335,000	104,155
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2031 AA/NR	470,000	126,627
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2033 AA/NR	575,000	134,590
Santa Monica Community College District, General Obligation, GO UT, NATL-RE, 0.000%, 8/1/2017 AA/Aa2; Call Date 8/1/2015	775,000	554,745
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 4.250%, 12/1/2022 AA/WR; Call Date 12/1/2016	50,000	48,653
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 5.500%, 12/1/2022 AA/WR; Call Date 12/1/2014	655,000	710,878

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	$ 250,000	$ 250,800
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.875%, 7/1/2018 NR/NR; Call Date 7/1/2017	650,000	637,539
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	996,330
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	246,918
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 3/1/2010	400,000	403,844
Twin Rivers Unified School District, School District, GO UT, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	970,706
University of California, Higher Education, Revenue Bonds, AGM, 5.000%, 5/15/2018 AAA/Aa1; Call Date 5/15/2013	250,000	276,050
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 A/Baa1	100,000	104,255
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 A/Baa1	275,000	288,129
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 A/Baa1	60,000	65,236
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 A/Baa1	50,000	53,992
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 A/Baa1	350,000	378,129
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 A/Baa1	725,000	739,920

		17,453,648

Colorado — 3.0%
Arapahoe County Water & Wastewater Public Improvement District, General Obligation, GO UT, NATL-RE, 5.750%, 12/1/2016 A/Baa1; Call Date 12/1/2012	155,000	170,791

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
City & County of Denver, Airport, Revenue Bonds, XLCA, 5.000%, 11/15/2023 A+/A1; Call Date 11/15/2015	$ 200,000	$ 209,988
City of Colorado Springs, Utilities, Revenue Bonds, 4.625%, 11/15/2033 AA/Aa2; Call Date 11/15/2019	150,000	152,751
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	226,010
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.250%, 3/1/2040 A/NR; Call Date 3/1/2020	2,000,000	2,155,600
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 7.400%, 12/1/2038 A/NR; Call Date 12/1/2018	500,000	581,415
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa3; Call Date 6/1/2014	750,000	757,605
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA/Aa3; Call Date 11/1/2018	55,000	67,296
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA/Aa3; Call Date 11/1/2018	145,000	157,244
County of Boulder, Medical, Revenue Bonds, RADIAN, 5.300%, 12/1/2010 BBB-/Baa2	125,000	126,650
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call Date 3/1/2010	750,000	755,333
Public Authority for Colorado Energy, General, Revenue Bonds, 5.750%, 11/15/2018 A/A2	110,000	114,650
Public Authority for Colorado Energy, General, Revenue Bonds, 6.125%, 11/15/2023 A/A2	350,000	380,695
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.950%, 1/1/2030 AAA/A-1/NR (4)	1,785,000	1,785,000
Southlands Metropolitan District No. 1, Development, GO, RADIAN, 4.750%, 12/1/2027 NR/WR; Call Date 12/1/2017	100,000	79,836

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Tower Metropolitan District, Development, GO UT, RADIAN, 4.000%, 12/1/2020 NR/WR; Call Date 12/1/2015	$ 100,000	$ 85,461

		7,806,325

Connecticut — 0.4%
Connecticut Housing Finance Authority, Housing, Revenue Bonds, 5.550%, 11/15/2027 AAA/Aaa; Call Date 5/15/2018 (9)	195,000	199,754
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/A1	750,000	827,438

		1,027,192

Delaware — 0.1%
Delaware State Housing Authority, Single Family Housing, Revenue Bonds, 5.000%, 1/1/2026 NR/Aa1; Call Date 7/1/2019 (9)	375,000	383,393

District of Columbia — 0.1%
District of Columbia, General Obligation, GO UT, AGM, 5.000%, 6/1/2022 AAA/Aa3; Call Date 12/1/2017	250,000	272,753

Florida — 10.3%
Alachua County Health Facilities Authority, Medical, Revenue Bonds, 6.500%, 12/1/2019 A/A2; Call Date 12/1/2018	75,000	83,219
Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/1/2016 AAA/Aa3	400,000	423,928
Citizens Property Insurance Corp., General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	600,000	626,544
City of Cape Coral, Water, Revenue Bonds, AMBAC, 3.700%, 10/1/2013 BBB+/Baa1	200,000	201,196
City of Gainesville, General, Revenue Bonds, AMBAC, 5.500%, 8/1/2017 NR/A3	1,000,000	1,101,410
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2023 A+/A2; Call Date 12/1/2020	2,000,000	2,096,480
City of Gulf Breeze, General, Revenue Bonds, FGIC, 6.050%, 12/1/2013 NR/NR/WR; Call Date 3/1/2010 (4)	1,475,000	1,476,209
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2015 NR/WR	375,000	401,918

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida (continued)
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2029 AAA/Aa3; Call Date 10/1/2019	$ 400,000	$ 407,916
County of Miami-Dade, Transportation, Revenue Bonds, 5.500%, 10/1/2026 A-/A2; Call Date 10/1/2020	2,500,000	2,605,775
County of Miami-Dade, Utilities, Revenue Bonds, 5.000%, 10/1/2028 A+/A1; Call Date 10/1/2020 (5)	2,000,000	2,059,580
County of Miami-Dade, Water, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AA+/Aa1; Call Date 10/1/2018	1,000,000	1,195,300
County of Polk, General, Revenue Bonds, NATL-RE, 5.000%, 12/1/2016 A+/Baa1	625,000	678,119
Emerald Coast Utilities Authority, Water, Revenue Bonds, NATL-RE FGIC, 5.250%, 1/1/2026 A/WR; Call Date 1/1/2016	1,000,000	1,016,980
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	549,230
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	800,000	890,912
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	280,645
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,116,220
Florida State Department of Transportation, Transportation, Revenue Bonds, FSA, 4.750%, 7/1/2022 AAA/Aa3; Call Date 7/1/2014	1,500,000	1,557,795
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AAA/Aa3; Call Date 9/1/2018	500,000	542,215
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	200,000	204,292
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 AA-/A1 (4)	750,000	847,867

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Hillsborough County Aviation Authority, Airport, Revenue Bonds, NATL-RE, 5.000%, 10/1/2015 A+/Aa3	$ 200,000	$ 224,880
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB/Baa1 (4)	500,000	541,880
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 BBB/Baa1 (4)	875,000	910,490
Miami Health Facilities Authority, Medical, Revenue Bonds, 4.500%, 11/15/2014 A/A1; Call Date 11/15/2013	570,000	591,603
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	288,822
Palm Beach County Housing Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.000%, 10/1/2033 NR/Aaa; Call Date 4/1/2010 (9)	435,000	433,425
Polk County Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call Date 8/1/2020	150,000	152,922
Port St. Lucie Community Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 1/1/2015 A+/Baa1; Call Date 1/1/2014	200,000	211,932
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AAA/Aa3; Call Date 9/1/2018	500,000	567,625
Putnam County Development Authority, Power, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A-/Baa1 (4)	445,000	461,639
Sunrise Excise Tax & Special Assessment, General, Revenue Bonds, NATL-RE, 0.000%, 10/1/2019 A/Baa1	480,000	297,989
Sunrise Excise Tax & Special Assessment, Utilities, Revenue Bonds, AMBAC, 5.500%, 10/1/2018 NR/WR	575,000	637,819
Village Community Development District No. 5, Development, Special Assessment, 6.500%, 5/1/2033 A+/NR; Call Date 5/1/2013	105,000	107,052

		26,791,828

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Georgia — 3.1%
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2022 A/Baa1	$ 1,000,000	$ 1,093,920
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.500%, 2/1/2025 NR/WR; Call Date 2/1/2016	500,000	405,400
Gainesville & Hall County Hospital Authority, Medical, Revenue Bonds, 4.000%, 2/15/2020 A-/NR	1,500,000	1,433,385
Main Street Natural Gas, Inc., General, Revenue Bonds, 5.250%, 9/15/2018 A/A2	250,000	263,343
Medical Center Hospital Authority, Medical, Revenue Bonds, AGC, 6.500%, 8/1/2038 AAA/NR; Call Date 8/1/2018	250,000	278,932
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 5.750%, 1/1/2019 A/A2; Call Date 7/1/2018	1,155,000	1,349,444
Richmond County Hospital Authority, General, Revenue Bonds, 5.250%, 1/1/2029 A+/A1; Call Date 1/1/2019	1,250,000	1,248,425
Richmond County Hospital Authority, General, Revenue Bonds, 5.375%, 1/1/2029 A+/A1; Call Date 1/1/2019	1,000,000	1,004,450
South Georgia Governmental Services Authority, Development, Revenue Bonds, MBIA, 5.000%, 1/1/2020 A/WR; Call Date 1/1/2014	300,000	318,333
Spalding County, Water, Revenue Bonds, 6.125%, 9/1/2028 NR/A2; Call Date 9/1/2018	500,000	568,550

		7,964,182

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Power, Revenue Bonds, NATL-RE, 4.950%, 4/1/2012 A/Baa1	450,000	470,596

Idaho — 0.2%
Boise-Kuna Irrigation District, Power, Revenue Bonds, 5.875%, 6/1/2022 NR/A3; Call Date 6/1/2018	200,000	215,468
Boise-Kuna Irrigation District, Power, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	340,000	383,442

		598,910

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois — 9.7%
Bryant, Development, Revenue Bonds, 5.900%, 8/1/2023 BBB+/Baa1; Call Date 3/1/2010	$ 680,000	$ 681,952
Chicago Public Building Commission Building, Facilities, Revenue Bonds, AMBAC, 5.000%, 3/1/2017 A/A2	115,000	127,197
City of Quincy, Medical, Revenue Bonds, 5.000%, 11/15/2012 A-/A3	185,000	192,130
Cook County Community High School District No. 219-Niles Township, School District, GO UT, FSA, 5.000%, 12/1/2025 AAA/Aa3; Call Date 12/1/2017	2,605,000	2,798,395
Cook County School District No. 123-Oak Lawn, School District, GO UT, NATL-RE, 0.000%, 12/1/2019 A/Baa1	1,440,000	915,725
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	511,540
Cook County School District No. 159 Matteson-Richton Park, School District, GO UT, FSA, 0.000%, 12/1/2016 NR/Aa3	300,000	232,428
County of St. Clair, General Obligation, GO UT, 5.250%, 10/1/2027 AA/Aa3; Call Date 10/1/2019	900,000	975,339
Du Page County School District No. 12 Roselle, School District, GO UT, NATL-RE, 5.000%, 1/1/2016 NR/Baa1	440,000	479,587
Illinois Finance Authority, General, Revenue Bonds, 5.250%, 3/1/2019 A+/A1	250,000	272,820
Illinois Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2033 A/A2; Call Date 11/15/2017	960,000	964,051
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	74,560
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call Date 2/1/2018	75,000	79,254
Illinois Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AAA/NR	250,000	269,487
Illinois Finance Authority, Utilities, Revenue Bonds, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call Date 11/1/2013 (4)(9)	1,255,000	1,302,979

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 A+/A1; Call Date 2/1/2017	$ 1,000,000	$ 1,073,540
Illinois Municipal Electric Agency, Power, Revenue Bonds, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call Date 2/1/2017	1,000,000	1,050,750
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa3; Call Date 10/1/2014	925,000	1,039,478
Lake County Community Consolidated School District No. 46-Grayslake, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2018 AA+/WR	275,000	192,844
Lake County Community High School District No. 117 Antioch, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2019 NR/WR	100,000	63,471
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	211,984
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	116,185
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	180,578
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2021 NR/WR	200,000	105,074
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2023 NR/WR	100,000	45,821
Northern Illinois Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2020 NR/A2; Call Date 1/1/2018	1,500,000	1,616,595
Sangamon Logan & Menard Counties Community Unit School District No. 15, School District, GO UT, FSA, 0.000%, 1/1/2016 NR/Aa3	650,000	503,802
Southern Illinois University, Higher Education, Revenue Bonds, NATL-RE, 0.000%, 4/1/2022 A/A3	100,000	52,050

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Stephenson County School District No. 145-Freeport, School District, GO, AMBAC, 0.000%, 1/1/2018 NR/A3	$ 515,000	$ 352,564
Stephenson-Jo Daviess Counties Community Unit School District No. 200, School District, GO UT, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	394,974
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa3	1,060,000	1,167,325
Village of Bolingbrook, General Obligation, GO UT, AGM, 5.000%, 1/1/2025 NR/Aa3e; Call Date 1/1/2020 (5)	1,425,000	1,486,759
Village of Elwood, General Obligation, GO UT, RADIAN, 0.000%, 3/1/2026 A/WR; Call Date 3/1/2016	1,000,000	356,370
Village of Franklin Park, General Obligation, GO UT, AMBAC, 5.000%, 7/1/2016 NR/WR; Call Date 1/1/2014	1,065,000	1,071,922
Village of Hoffman Estates, General Obligation, GO UT, 5.250%, 12/1/2025 AA+/Aa2; Call Date 12/1/2018	175,000	194,959
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	474,357
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	283,476
Village of Maywood, General Obligation, GO UT, XLCA, 5.000%, 1/1/2021 NR/A3; Call Date 1/1/2015	385,000	395,095
Village of South Chicago Heights, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 11/1/2016 A/WR	505,000	396,097
Will County Community School District No. 161 Summit Hill, School District, GO UT, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	544,687
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2021 A+/WR	200,000	111,676
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2022 A+/WR	250,000	131,163

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	$ 50,000	$ 40,437
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	618,718
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	700,000	417,858
Will Grundy Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2023 AA/NR; Call Date 6/1/2018	315,000	365,113
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	278,962

		25,212,128

Indiana — 3.2%
Anderson School Building Corp., School District, Revenue Bonds, AMBAC, 5.000%, 7/15/2026 AA+/NR; Call Date 1/15/2016	680,000	709,070
Dyer Redevelopment Authority Economic Development Lease Rent, General Obligation, Revenue Bonds, CIFG, 5.250%, 7/15/2021 A+/WR; Call Date 7/15/2015	400,000	426,100
Hendricks County Redevelopment District, Development, Tax Allocation, 6.000%, 1/1/2022 NR/Baa2; Call Date 1/1/2016	780,000	781,817
Indiana Bond Bank, Bond Bank, Revenue Bonds, MORAL OBLG, 5.000%, 2/1/2029 AA/NR; Call Date 2/1/2019	570,000	595,821
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call Date 10/1/2015 (4)(9)	550,000	574,090
Indiana Finance Authority, Education, Revenue Bonds, 6.000%, 10/1/2021 BBB-/NR; Call Date 10/1/2019	500,000	517,265
Indiana Finance Authority, Pollution, Revenue Bonds, AMBAC, 4.550%, 12/1/2024 BBB/A3; Call Date 12/1/2016	1,650,000	1,558,260

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Indiana Municipal Power Agency, Power, Revenue Bonds, 5.250%, 1/1/2024 A+/A1; Call Date 1/1/2019	$ 500,000	$ 546,460
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2020 A/A1	255,000	254,169
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2021 A/A1; Call Date 1/1/2020	150,000	148,176
Merrillville Multi-School Building Corp., School District, Revenue Bonds, NATL-RE, 0.000%, 1/15/2015 A/Baa1	750,000	610,027
North Gibson Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 7/15/2026 AA+/NR; Call Date 1/15/2020	1,000,000	1,085,060
Rush County Elementary School Building Corp., School District, Revenue Bonds, State Aid Withholding, 5.250%, 7/15/2021 AA+/NR; Call Date 1/15/2019	565,000	629,755

		8,436,070

Iowa — 1.1%
Iowa Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call Date 1/1/2019	1,500,000	1,599,225
Iowa Higher Education Loan Authority, Higher Education, Revenue Bonds, 0.150%, 10/1/2038 NR/Aaa; Call Date 3/1/2010 (4)	1,400,000	1,400,000

		2,999,225

Kansas — 1.7%
City of Salina, Medical, Revenue Bonds, 5.000%, 10/1/2018 NR/A1; Call Date 4/1/2016	350,000	369,673
Kansas Development Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2034 AA-/A1; Call Date 11/15/2014	600,000	637,998
Miami County Unified School District No. 416, School District, GO UT, NATL-RE, 5.000%, 9/1/2019 A/Baa1; Call Date 9/1/2016	1,000,000	1,064,340
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.250%, 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	640,000	651,174

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Kansas (continued)
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	$ 825,000	$ 851,367
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.750%, 12/1/2037 NR/Aaa; Call Date 12/1/2015 (9)	250,000	254,283
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	605,000	619,865

		4,448,700

Kentucky — 0.5%
Kentucky Housing Corp., Single Family Housing, Revenue Bonds, FHA, 5.750%, 7/1/2039 AAA/Aaa; Call Date 1/1/2019	990,000	1,041,817
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 A+/Aa3	205,000	231,855

		1,273,672

Louisiana — 1.4%
City of New Orleans, General Obligation, GO UT, AMBAC, 0.000%, 9/1/2015 NR/Baa3	25,000	18,516
Eclipse Funding Trust, General, Revenue Bonds, 0.140%, 11/1/2031 AAA/A-1+/NR; Call Date 11/1/2017 (4)	1,100,000	1,100,000
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,500,000	1,612,425
Louisiana Public Facilities Authority, Deveopment, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa2; Call Date 12/1/2011 (4)	500,000	541,190
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 AA-/A1; Call Date 7/15/2016	250,000	283,577

		3,555,708

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Maryland — 0.1%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 6.000%, 3/1/2041 NR/Aa2; Call Date 3/1/2016 (9)	$ 165,000	$ 173,722

Massachusetts — 2.5%
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 4.000%, 1/1/2016 AA/NR	700,000	720,139
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 5.100%, 1/1/2018 AA/NR (9)	310,000	316,395
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 A+/A2; Call Date 10/1/2017	500,000	531,720
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 7/1/2024 AA/Aa2; Call Date 7/1/2019	3,105,000	3,275,278
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.210%, 7/1/2018 A/A3; Call Date 3/2/2010 (4)	1,875,000	1,624,125
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 0.220%, 7/1/2017 A/A3; Call Date 3/1/2010 (4)	35,000	30,317

		6,497,974

Michigan — 4.1%
Bay City School District, School District, GO UT, AGM Q-SBLF, 5.000%, 5/1/2025 AAA/Aa3; Call Date 5/1/2016	1,000,000	1,052,960
City of Detroit, General Obligation, GO UT, AGM, 5.000%, 4/1/2017 AAA/Aa3; Call Date 3/1/2010	50,000	50,271
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2016 A/A2 (4)	725,000	777,280
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.250%, 7/1/2022 A/A2; Call Date 7/1/2017 (4)	1,100,000	1,132,945
City of Warren, General Obligation, GO, NATL-RE, 4.200%, 10/1/2018 AA/Baa1; Call Date 10/1/2015	250,000	258,407
Detroit City School District, School District, GO UT, AMBAC Q-SBLF, 6.500%, 5/1/2011 NR/A1	200,000	208,152

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Ferndale Public Schools, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2014	$ 485,000	$ 503,018
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 5.250%, 6/1/2015 BBB-/NR	250,000	250,660
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 6.000%, 6/1/2020 BBB-/NR	380,000	377,952
Pontiac, School District, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call Date 5/1/2016	300,000	303,309
Southgate Community School District, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2015	1,000,000	1,042,850
State of Michigan, Transportation, Revenue Bonds, FSA, 5.250%, 9/15/2021 AAA/Aa3; Call Date 9/15/2017	2,000,000	2,173,400
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AAA/Aa3	325,000	373,782
Wayland Union School District, School District, GO UT, AGM Q-SBLF, 5.250%, 5/1/2019 AAA/Aa3; Call Date 5/1/2018	400,000	445,096
Wayne State University, Higher Education, Revenue Bonds, AGM, 5.000%, 11/15/2025 AAA/Aa3; Call Date 11/15/2018	515,000	544,350
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 4.500%, 10/1/2014 A/Baa1 (9)	600,000	629,826
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A/Baa1 (9)	600,000	640,830

		10,765,088

Minnesota — 1.0%
City of Brainerd, Medical, Revenue Bonds, BHAC, 6.000%, 2/15/2020 AA+/Aa1; Call Date 3/1/2010	1,435,000	1,438,358
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AAA/Aa3; Call Date 11/15/2018	1,000,000	1,116,640

		2,554,998

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Mississippi — 0.6%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call Date 6/1/2018	$ 750,000	$ 813,375
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AAA/Aa3	730,000	837,390

		1,650,765

Missouri — 4.5%
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	450,000	460,651
City of Des Peres, General Obligation, GO UT, AMBAC, 5.250%, 2/1/2018 NR/WR; Call Date 2/1/2015	380,000	420,592
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.000%, 6/1/2015 A/Baa1	1,000,000	1,071,230
City of St. Louis, Airport, Revenue Bonds, NATL-RE, 4.000%, 7/1/2014 A/Baa1	75,000	77,527
Jackson County, General, Revenue Bonds, AMBAC, 5.000%, 12/1/2018 AA-/A1; Call Date 12/1/2016	1,000,000	1,083,120
Missouri Development Finance Board, General, Revenue Bonds, 6.000%, 4/1/2027 A/NR; Call Date 4/1/2013	650,000	667,927
Missouri Development Finance Board, General, Revenue Bonds, 6.750%, 4/1/2029 A/NR; Call Date 10/1/2013	200,000	212,470
Missouri Highway & Transportation Commission, Transportation, Revenue Bonds, 5.250%, 5/1/2021 AAA/Aa2; Call Date 5/1/2017	500,000	571,645
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA, 6.660%, 3/1/2034 AAA/NR; Call Date 3/1/2012 (9)	3,935,000	4,117,663
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 6.850%, 3/1/2028 AAA/NR (9)	255,000	255,000
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call Date 3/1/2019	250,000	259,640
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call Date 9/1/2017 (9)	205,000	212,372

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority, Water, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	$ 750,000	$ 874,687
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 5.000%, 11/15/2015 AAA/Aa3	700,000	775,915
Springfield Public Building Corp., Airport, Revenue Bonds, AMBAC, 5.000%, 7/1/2014 NR/Aa3 (9)	225,000	245,995
St. Louis Municipal Finance Corp., Facilities, Revenue Bonds, Assured Guaranty Corp., 0.000%, 7/15/2021 AAA/Aa3	850,000	467,466

		11,773,900

Montana — 0.6%
County of Yellowstone, Medical, Revenue Bonds, 5.250%, 9/1/2034 AA/NR; Call Date 9/1/2017	1,400,000	1,508,598

Nebraska — 0.1%
City of O’Neill, Medical, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	190,000	193,969

Nevada — 1.6%
Clark County School District, School District, GO, AMBAC, 5.000%, 6/15/2019 AA/Aa2; Call Date 6/15/2017	1,600,000	1,754,112
County of Washoe, Transportation, Revenue Bonds, 5.500%, 2/1/2028 AA-/A2; Call Date 2/1/2019	1,000,000	1,063,640
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call Date 4/1/2010 (9)	340,000	361,471
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call Date 3/1/2010 (9)	400,000	400,632
Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	512,997

		4,092,852

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call Date 3/1/2010	$ 600,000	$ 600,414

New Jersey — 0.6%
Essex County Improvement Authority, General, Revenue Bonds, AMBAC, 5.250%, 12/15/2018 NR/A1	150,000	170,423
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call Date 4/1/2013 (9)	165,000	164,724
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FSA, 5.500%, 12/15/2017 AAA/Aa3	1,000,000	1,158,800

		1,493,947

New Mexico — 1.6%
New Mexico Mortgage Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call Date 3/1/2019	1,000,000	1,065,260
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, 5.950%, 3/1/2032 AAA/NR; Call Date 9/1/2010 (9)	260,000	267,405
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call Date 1/1/2016 (9)	1,595,000	1,591,379
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.700%, 7/1/2027 AAA/NR; Call Date 1/1/2016 (9)	500,000	506,720
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call Date 3/1/2019	750,000	797,858

		4,228,622

New York — 0.9%
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 A/Baa1	225,000	256,428
Metropolitan Transportation Authority, General, Revenue Bonds, NATL-RE, 5.000%, 11/15/2024 AA/Baa1; Call Date 11/15/2016	100,000	106,790

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New York (continued)
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A3	$ 1,250,000	$ 1,391,837
New York City Transitional Finance Authority, General, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/15/2024 AA-/A1; Call Date 1/15/2017	425,000	449,233
New York Liberty Development Corp., Development, Revenue Bonds, 5.000%, 10/1/2015 A/A1	250,000	267,018

		2,471,306

North Carolina — 2.4%
City of Charlotte, Airport, Revenue Bonds, 4.750%, 7/1/2029 A+/A1; Call Date 7/1/2020	280,000	280,210
City of Charlotte, Airport, Revenue Bonds, 5.000%, 7/1/2022 A+/A1; Call Date 7/1/2020 (9)	150,000	151,437
City of Charlotte, Airport, Revenue Bonds, 5.375%, 7/1/2028 A+/A1; Call Date 7/1/2020 (9)	960,000	968,640
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 4.200%, 1/1/2019 A-/Baa1	1,500,000	1,523,175
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 A-/Baa1	50,000	58,166
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	555,060
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AAA/Aa3	500,000	560,035
North Carolina Housing Finance Agency, Single Family Housing, Revenue Bonds, 4.650%, 7/1/2021 AA/Aa2; Call Date 7/1/2016 (4)(9)	2,000,000	2,010,880
North Carolina Medical Care Commission, Medical, Revenue Bonds, 4.250%, 10/1/2025 AA/Aa3; Call Date 10/1/2019	200,000	197,748

		6,305,351

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

North Dakota — 2.2%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AAA/Aa3; Call Date 6/1/2010	$ 2,940,000	$ 2,986,570
North Dakota State Housing Finance Agency, Single Family Housing, Revenue Bonds, 5.250%, 1/1/2029 NR/Aa3; Call Date 7/1/2019	2,500,000	2,645,825

		5,632,395

Ohio — 0.7%
Hilliard School District, School District, GO UT, 0.000%, 12/1/2019 AA/Aa2	235,000	160,521
Mahoning County Career & Technical Center Board, General, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,373,287
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa3; Call Date 12/1/2018	250,000	281,463

		1,815,271

Oklahoma — 1.2%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 A/NR; Call Date 3/1/2015	650,000	680,882
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call Date 9/1/2018	1,175,000	1,263,348
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call Date 3/1/2019	200,000	211,668
Oklahoma Water Resource Board, Water, Revenue Bonds, 5.250%, 4/1/2018 AAA/Aaa; Call Date 10/1/2013	900,000	1,012,770

		3,168,668

Oregon — 0.6%
Medford Hospital Facilities Authority, Medical, Revenue Bonds, AGM, 5.500%, 8/15/2028 AAA/NR; Call Date 8/15/2020	1,000,000	1,051,090
Oregon State Housing & Community Services Department, Single Family Housing, Revenue Bonds, 5.900%, 7/1/2031 NR/Aa2; Call Date 3/1/2010 (9)	450,000	466,497

		1,517,587

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Pennsylvania — 1.6%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 A+/Aa3; Call Date 6/15/2014	$ 150,000	$ 157,166
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	501,170
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AAA/Aa3 (4)	1,500,000	1,522,380
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A-/A3; Call Date 7/1/2012	1,925,000	2,096,267

		4,276,983

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, General Obligation, GO UT, FSA, 5.250%, 7/1/2030 AAAe/Aa3; Call Date 1/1/2020	800,000	838,336
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/Baa3	350,000	358,764
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.500%, 2/1/2012 BBB/NR; Call Date 3/1/2010	300,000	300,594

		1,497,694

South Carolina — 1.7%
City of Rock Hill, Utilities, Revenue Bonds, Assured Guaranty Corp., 4.250%, 1/1/2029 AAA/Aa3; Call Date 1/1/2020	400,000	389,352
South Carolina Jobs-Economic Development Authority, Nursing Homes, Revenue Bonds, GNMA, 6.900%, 1/20/2037 AAA/NR; Call Date 1/20/2011	200,000	207,704
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AGM, 5.500%, 7/1/2037 NR/Aa2; Call Date 7/1/2016 (9)	2,000,000	2,098,980
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call Date 1/1/2015 (9)	320,000	328,390

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

South Carolina (continued)
South Carolina State Public Service Authority, Power, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	$ 1,000,000	$ 1,079,690
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, AMBAC, 5.250%, 10/1/2020 NR/A1	250,000	286,725
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, XLCA, 5.000%, 10/1/2022 NR/A1; Call Date 10/1/2016	150,000	161,561

		4,552,402

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 NR/WR; Call Date 8/1/2017	980,000	1,064,535
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/1/2024 AA-/A1; Call Date 11/1/2019	1,000,000	1,026,150

		2,090,685

Tennessee — 0.2%
Metropolitan Nashville Airport Authority, Airport, Revenue Bonds, 5.000%, 7/1/2017 A/A2	435,000	476,242

Texas — 4.8%
Alamo Community College District, General Obligation, GO, AGM-CR FGIC, 5.000%, 8/15/2021 AAA/NR; Call Date 8/15/2017	200,000	223,974
Bexar County Health Facilities Development Corp., Medical, Revenue Bonds, 5.450%, 7/1/2019 BBB/NR	100,000	100,938
Brazos River Authority, Power, Revenue Bonds, FGIC, 4.250%, 3/1/2017 BBB+/Baa1; Call Date 3/1/2014 (4)	885,000	863,034
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 0.000%, 1/1/2025 BBB-/Baa3 (5)	1,000,000	350,350
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2025 BBB-/Baa3; Call Date 1/1/2020 (5)	250,000	249,482

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
City of Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/A1; Call Date 3/1/2017	$ 100,000	$ 112,643
City of Galveston, General Obligation, GO, 4.250%, 5/1/2014 BBB/A2	290,000	304,187
City of Keller, General Obligation, GO, NATL-RE, 5.000%, 2/15/2022 AA/Aa3; Call Date 2/15/2014	250,000	265,330
City of San Antonio, Power, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	2,116,334
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, FSA, 5.500%, 11/1/2018 AAA/Aa3; Call Date 11/1/2013 (9)	100,000	105,160
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 A+/A1; Call Date 11/1/2011 (9)	115,000	119,459
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call Date 3/1/2010 (9)	805,000	805,950
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	442,759
Harris County Municipal Utility District No. 290, General Obligation, GO UT, AGC, 5.750%, 9/1/2026 AAA/NR; Call Date 9/1/2017	265,000	295,865
Harris County Municipal Utility District No. 341, General Obligation, GO UT, FSA, 5.500%, 12/1/2024 AAA/Aa3; Call Date 12/1/2017	325,000	358,537
Harris County Municipal Utility District No. 374, General Obligation, GO UT, AGC, 5.650%, 9/1/2026 AAA/NR; Call Date 9/1/2015	325,000	356,418
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.375%, 8/15/2015 BBB/NR	200,000	200,044

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.750%, 8/15/2016 BBB/NR	$ 180,000	$ 181,289
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2017 BBB/NR	150,000	153,081
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2018 BBB/NR	150,000	151,956
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.125%, 8/15/2019 BBB/NR	100,000	101,532
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	152,442
North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	312,702
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2042 AAA/Aa3; Call Date 1/1/2025	200,000	149,120
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AAA/Aa3; Call Date 1/1/2019	1,500,000	1,602,570
Palmer Plantation Municipal Utility District No. 1, General Obligation, GO UT, AMBAC, 4.875%, 9/1/2014 NR/WR; Call Date 3/1/2010	285,000	285,225
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	250,000	253,125
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 BBB+/Baa1; Call Date 3/1/2010	235,000	235,094
Texas Department of Housing & Community Affairs, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.000%, 7/1/2016 AAA/Aaa; Call Date 7/1/2011 (9)	80,000	80,546

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Texas State University Systems, Higher Education, Revenue Bonds, 5.250%, 3/15/2023 AA-/Aa3; Call Date 3/15/2018	$ 500,000	$ 555,630
University of Houston, Higher Education, Revenue Bonds, AMBAC, 5.000%, 2/15/2022 AA-/Aa3; Call Date 2/15/2015	1,000,000	1,070,430

		12,555,206

Utah — 0.7%
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	554,705
Utah Associated Municipal Power Systems, Power, Revenue Bonds, AGM, 5.250%, 4/1/2015 AAA/Aa3; Call Date 4/1/2013	100,000	109,936
Utah Water Finance Agency, Water, Revenue Bonds, AMBAC, 5.250%, 7/1/2014 NR/WR; Call Date 7/1/2012	1,000,000	1,038,970

		1,703,611

Virginia — 1.3%
Greater Richmond Convention Center Authority, Facilities, Revenue Bonds, NATL-RE, 5.000%, 6/15/2021 A/A3; Call Date 6/15/2015	450,000	470,340
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-/Baa1 (4)	400,000	440,576
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,528,530
Virginia Small Business Financing Authority, Medical, Revenue Bonds, 4.250%, 11/1/2021 AA/Aa2; Call Date 5/1/2020	1,000,000	1,002,410

		3,441,856

Washington — 2.2%
Grays Harbor County Public Utility District No. 1, Utilities, Revenue Bonds, AGM, 5.250%, 7/1/2019 AAA/Aa3; Call Date 7/1/2015	425,000	463,650
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call Date 11/1/2018	460,000	478,004

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Washington (continued)
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.500%, 12/1/2028 AAA/NR; Call Date 12/1/2018	$ 500,000	$ 517,135
State of Washington, General, Certificate of Participation, 4.000%, 7/1/2018 NR/Aa2	600,000	629,448
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 A+/NR; Call Date 8/1/2018	400,000	441,768
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 4/1/2029 NR/A3; Call Date 4/1/2019	2,000,000	2,005,720
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 6.250%, 4/1/2029 NR/A3; Call Date 4/1/2019	1,085,000	1,182,943

		5,718,668

West Virginia — 0.2%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call Date 6/1/2016	600,000	632,826

Wisconsin — 5.5%
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2015 NR/A1 (9)	255,000	271,050
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2019 NR/A1; Call Date 12/1/2016 (9)	495,000	501,747
Green Bay Housing Authority, Housing, Revenue Bonds, 4.000%, 4/1/2016 NR/A3	315,000	322,680
Ladysmith-Hawkins School District, School District, GO UT, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call Date 4/1/2016	1,105,000	1,131,277
Monroe Redevelopment Authority, Medical, Revenue Bonds, 5.500%, 2/15/2029 NR/A3; Call Date 2/15/2019	1,500,000	1,504,155
Osceola School District, School District, GO UT, NATL-RE FGIC, 5.125%, 5/1/2016 NR/A2; Call Date 11/1/2011	65,000	67,714
State of Wisconsin, General Obligation, GO UT, 5.250%, 5/1/2023 AA/Aa3; Call Date 5/1/2018	105,000	118,339
State of Wisconsin, General, Revenue Bonds,, 5.250%, 5/1/2020 AA-/A1; Call Date 5/1/2019	1,000,000	1,129,410

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Village of Darien, Water, Revenue Bonds, 4.550%, 10/1/2015 NR/NR; Call Date 10/1/2013	$ 100,000	$ 102,855
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	63,448
Wisconsin Center District, General, Revenue Bonds, FSA, 0.000%, 12/15/2028 AAA/Aa3	35,000	12,983
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call Date 12/1/2014	775,000	806,783
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.150%, 12/1/2032 AAA/A-1+/NR; Call Date 3/1/2010 (4)	1,500,000	1,500,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.250%, 12/1/2020 A+/A1; Call Date 12/1/2018	1,295,000	1,363,518
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.375%, 8/15/2024 AA-/Aa3; Call Date 2/15/2020	1,500,000	1,625,595
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	75,679
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call Date 3/1/2010	700,000	703,059
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, NATL-RE, 5.500%, 8/15/2019 NR/Baa1; Call Date 3/1/2010	150,000	150,058
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, NATL-RE, 5.750%, 2/15/2027 A/Baa1; Call Date 3/1/2010	1,000,000	1,000,240
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call Date 3/1/2010	800,000	803,544
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 5.400%, 9/15/2014 NR/NR; Call Date 9/15/2011	250,000	249,300

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 6.400%, 9/15/2015 NR/NR; Call Date 12/15/2011	$ 750,000	$ 747,570
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, GO, 4.850%, 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	130,000	130,814

		14,381,818

Wyoming — 0.1%
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 4.650%, 6/1/2016 AA+/Aa1 (9)	160,000	162,328
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 5.125%, 12/1/2018 AA+/Aa1; Call Date 6/1/2018 (9)	80,000	82,682

		245,010

Total Municipals (identified cost $237,063,954)		245,001,481

Short-Term Investments — 7.0%

Mutual Funds — 5.7%
Marshall Tax-Free Money Market Fund, Class I, 0.600% (13)	14,862,303	14,862,303

Short-Term Municipals — 1.3%
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/NR (4)(5)	$3,000,000	3,000,000
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3; Call Date 6/17/2010	400,000	400,076

		3,400,076

Total Short-Term Investments (identified cost $18,264,034)		18,262,379

Total Investments — 100.9% (identified cost $255,327,988)		263,263,860
Other Assets and Liabilities — (0.9)%		(2,297,535)

Total Net Assets — 100.0%		$260,966,325

Portfolio Credit Ratings*
Sector	Fund
AAA	26.1%
AA	21.7
A	31.8
BBB	7.8
NR	7.8
Other Assets & Liabilities, Net	4.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.5%

Federal Home Loan Mortgage Corporation — 0.1%
0.489%, 8/25/2031, (Series T-32) (4)	$ 622,371	$ 564,751

Other Financial — 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.469%, 4/25/2037 (4)(6)(7)	2,808,384	1,596,033

Total Asset-Backed Securities (identified cost $3,430,756)		2,160,784

Collateralized Mortgage Obligations — 10.0%

Federal Home Loan Mortgage Corporation — 3.3%
0.581%, 6/15/2025, (Series 2993) (4)	5,780,381	5,688,160
5.000%, 10/15/2029, (Series 2745)	5,000,000	5,130,605
5.000%, 10/15/2031, (Series 2543)	1,437,295	1,485,141
5.000%, 5/15/2033, (Series 2791)	1,415,441	1,507,990
5.000%, 4/15/2035, (Series 2963)	402,040	404,747
5.500%, 10/15/2035, (Series 3058)	66,926	66,996

		14,283,639

Federal National Mortgage Association — 3.4%
0.479%, 1/25/2031, (Series 2001-25) (4)	991,878	990,080
4.000%, 10/25/2032, (Series 2003-28)	254,969	266,341
5.000%, 10/25/2016, (Series 2003-16)	5,000,000	5,320,315
5.500%, 3/25/2025, (Series 2006-12)	2,170,512	2,207,723
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,776,790

		14,561,249

Private Sponsor — 3.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.872%, 7/25/2037 (4)	6,528,158	6,091,228
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	3,142,988	3,093,665
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.329%, 3/25/2037 (4)	4,881,284	4,765,925

		13,950,818

Total Collateralized Mortgage Obligations (identified cost $42,311,580)		42,795,706

Commercial Mortgage Securities — 6.3%

Private Sponsor — 6.3%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,435,031

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Commercial Mortgage Loan Trust, Class A4B, (Series 2008-LS1), 6.020%, 12/10/2049 (4)	$ 5,000,000	$ 4,702,105
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.332%, 10/15/2021 (4)(6)(7)	832,484	784,566
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,734,694
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 0.319%, 11/5/2021 (4)(6)(7)	419,081	367,555
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	4,000,000	3,347,892
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.358%, 3/6/2020 (4)(6)(7)	4,000,000	3,721,572
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.607%, 7/15/2019 (4)(6)(7)	2,621,010	2,223,523
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.531%, 6/15/2022 (4)(6)(7)	5,951,549	5,307,080

Total Commercial Mortgage Securities (identified cost $31,224,680)		26,624,018

Corporate Bonds & Notes — 1.5%

Diversified Financial Services — 0.9%
Bear Stearns Cos., Inc., 0.439%, 2/1/2012 (4)	4,000,000	3,985,904

Insurance — 0.6%
HSB Capital I, 1.161%, 7/15/2027 (4)	3,000,000	2,295,000

Total Corporate Bonds & Notes (identified cost $6,968,950)		6,280,904

U.S. Government & U.S. Government Agency Obligations — 24.6%

U.S. Treasury Bonds & Notes — 24.6%
1.375%, 1/15/2013	10,000,000	10,030,470
1.375%, 2/15/2013	30,000,000	30,056,280
2.250%, 1/31/2015	25,000,000	25,015,650
2.750%, 11/30/2016 (1)	40,000,000	39,465,640

Total U.S. Government & U.S. Government Agency Obligations (identified cost $104,380,874)		104,568,040

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities — 56.0%

Federal Home Loan Mortgage Corporation — 4.3%
5.000%, 8/1/2014	$ 1,409,707	$ 1,473,328
5.000%, 5/1/2021	2,194,520	2,334,585
5.000%, 10/1/2033	1,988,585	2,076,339
5.000%, 11/1/2035	6,910,292	7,202,280
5.500%, 11/1/2018	2,147,996	2,310,537
5.500%, 10/1/2021	2,078,883	2,224,500
6.500%, 9/1/2016	97,358	105,447
7.500%, 9/1/2013	42,672	46,313
7.500%, 4/1/2024	169,139	190,408
7.500%, 4/1/2027	91,805	103,614
8.000%, 8/1/2030	112,357	129,450
8.500%, 9/1/2024	94,306	109,377
9.000%, 6/1/2019	119,530	132,693
9.500%, 2/1/2025	77,266	86,606

		18,525,477

Federal National Mortgage Association — 49.5%
5.000%, 5/1/2018	1,561,208	1,661,539
5.000%, 5/1/2020	2,675,154	2,842,056
5.000%, 7/1/2035	3,308,888	3,441,981
5.000%, 2/1/2036	4,426,251	4,604,289
5.000%, 12/1/2036 (1)	24,787,320	25,751,968
5.000%, 6/1/2039	10,306,144	10,706,198
5.500%, 8/1/2021	8,791,436	9,401,746
5.500%, 1/1/2023	1,542,601	1,638,299
5.500%, 10/1/2024	1,932,443	2,050,493
5.500%, 2/1/2033	1,193,031	1,263,880
5.500%, 6/1/2035	4,120,239	4,350,763
5.500%, 8/1/2036	1,893,423	1,996,991
5.500%, 11/1/2036	18,687,662	19,709,858
5.500%, 12/1/2036 (1)	11,978,494	12,633,706
5.500%, 1/1/2037 (1)	1,132,258	1,194,192
5.500%, 7/1/2037 (1)	45,119,599	47,577,985
5.500%, 8/1/2037	6,459,979	6,811,958
5.500%, 8/1/2037	11,089,680	11,693,912
5.500%, 3/11/2040 (5)	25,000,000	26,332,050
6.000%, 9/1/2013	359,682	379,510
6.000%, 10/1/2016	346,328	373,435
6.000%, 9/1/2021	2,628,490	2,829,293
6.000%, 1/1/2036	1,374,052	1,467,722
6.000%, 4/1/2037	876,546	931,096
6.500%, 9/1/2016	212,674	231,673
6.500%, 9/1/2016	462,453	503,765
6.500%, 8/1/2030	2,422,501	2,630,415
6.500%, 12/1/2031	151,438	164,435
6.500%, 11/1/2037	2,532,110	2,692,064
7.000%, 3/1/2029	242,563	269,647
7.000%, 7/1/2029	639,712	711,141
7.000%, 2/1/2030	554,640	616,570
7.500%, 10/1/2030	97,958	110,434
8.000%, 10/1/2028	886,652	1,019,976
8.000%, 4/1/2030	184,551	212,221

		210,807,261

Government National Mortgage Association — 2.2%
5.000%, 4/15/2034	1,424,963	1,495,304
5.500%, 9/15/2033	2,977,909	3,176,523
6.000%, 12/20/2033	3,544,688	3,828,866
6.500%, 9/15/2032	460,453	502,233
7.000%, 6/15/2029	151,549	169,359
7.000%, 8/15/2031	142,132	158,916
8.500%, 6/15/2010	106	107

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
9.500%, 10/15/2024	$ 56,014	$ 64,271

		9,395,579

Total U.S. Government Agency-Mortgage Securities (identified cost $224,535,455)		238,728,317

Short-Term Investments — 36.8%

Collateral Pool Investment for Securities on Loan — 29.6%
(See Note 2 of the Financial Statements)		126,277,550

Repurchase Agreement — 7.2%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $30,501,605 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $31,257,755 (at amortized cost)	30,501,350	30,501,350

Total Short-Term Investments (identified cost $156,778,900)		156,778,900

Total Investments — 135.7% (identified cost $569,631,195)		577,936,669
Other Assets and Liabilities — (35.7)%		(151,924,083)

Total Net Assets — 100.0%		$426,012,586

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.5%
Collateralized Mortgage Obligations	10.0
Commercial Mortgage Securities	6.3
Corporate Bonds & Notes	1.5
U.S. Government & U.S. Government Agency Obligations	24.6
U.S. Government Agency-Mortgage Securities	56.0
Other Assets & Liabilities, Net	1.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Corporate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 8.6%

Automobiles — 8.6%
Banc of America Securities Auto Trust, Class A4, (Series 2006-G1), 5.170%, 12/20/2010	$ 238,345	$ 239,044
Capital One Prime Auto Receivables Trust, Class A4, (Series 2006-2), 4.940%, 7/15/2012	384,818	390,713
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	142,607	144,655
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	166,062	166,311
Ford Credit Auto Owner Trust, Class A3A, (Series 2007-B), 5.150%, 11/15/2011	584,812	595,383
Honda Auto Receivables Owner Trust, Class A3, (Series 2007-2), 5.460%, 5/23/2011	113,150	114,070
Honda Auto Receivables Owner Trust, Class A4, (Series 2006-3), 5.110%, 4/15/2012	161,058	162,503
Nissan Auto Receivables Owner Trust, Class A4, (Series 2006-B), 5.220%, 11/15/2011	353,864	354,755
Nissan Auto Receivables Owner Trust, Class A4, (Series 2006-C), 5.450%, 6/15/2012	667,063	679,696
USAA Auto Owner Trust, Class A4, (Series 2006-2), 5.370%, 2/15/2012	185,515	186,703

Total Asset-Backed Securities (identified cost $3,038,758)		3,033,833

Corporate Bonds & Notes — 78.8%

Aerospace/Defense — 1.0%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	350,000	351,313

Agriculture — 3.1%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	407,173
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	291,745
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	395,036

		1,093,954

Auto Manufacturers — 1.4%
Daimler Finance North America LLC, 8.000%, 6/15/2010	500,000	509,808

Banks — 4.5%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	343,921
JPMorgan Chase & Co., 0.902%, 2/26/2013 (4)	750,000	750,880
Korea Development Bank/Republic of Korea, 4.375%, 8/10/2015	500,000	507,407

		1,602,208

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Beverages — 1.4%
PepsiCo, Inc., 0.281%, 7/15/2011 (4)	$ 500,000	$ 500,545

Chemicals — 0.8%
Dow Chemical Co., 8.550%, 5/15/2019	250,000	302,730

Diversified Financial Services — 7.8%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6)(7)	350,000	353,406
Caterpillar Financial Services Corp., 1.001%, 6/24/2011 (4)	150,000	151,334
General Electric Capital Corp., 6.875%, 1/10/2039	150,000	157,169
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6)(7)	300,000	303,658
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6)(7)	400,000	416,591
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	389,939
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	263,824
Nomura Holdings, Inc., 6.700%, 3/4/2020 (5)	700,000	715,456

		2,751,377

Electric — 3.6%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6)(7)	350,000	345,332
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	287,197
Nisource Finance Corp., 6.125%, 3/1/2022	350,000	365,401
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	282,650

		1,280,580

Environmental Control — 0.8%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	292,393

Food — 1.5%
Kraft Foods, Inc., 5.375%, 2/10/2020	500,000	518,287

Forest Products & Paper — 0.9%
International Paper Co., 8.700%, 6/15/2038	250,000	310,198

Healthcare-Products — 2.6%
Boston Scientific Corp., 6.000%, 1/15/2020	250,000	249,675
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	335,693
Hospira, Inc., 6.400%, 5/15/2015	300,000	337,284

		922,652

Healthcare-Services — 3.7%
Humana, Inc., 8.150%, 6/15/2038	350,000	367,766
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	168,739
Roche Holdings, Inc., 7.000%, 3/1/2039 (6)(7)	350,000	420,719
UnitedHealth Group, Inc., 1.549%, 2/7/2011 (4)	350,000	351,194

		1,308,418

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Furnishings — 1.0%
Whirlpool Corp., 8.600%, 5/1/2014	$ 300,000	$ 349,663

Insurance — 6.6%
Aflac, Inc., 8.500%, 5/15/2019	300,000	355,084
Aflac, Inc., 6.900%, 12/17/2039	295,000	295,734
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	293,975
Berkshire Hathaway Finance Corp., 0.376%, 1/13/2012 (4)	500,000	500,046
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	500,000	505,508
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	375,729

		2,326,076

Iron/Steel — 1.0%
ArcelorMittal, 7.000%, 10/15/2039	350,000	350,616

Lodging — 2.1%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	486,134
Wyndham Worldwide Corp., 7.375%, 3/1/2020	250,000	251,918

		738,052

Media — 3.7%
CBS Corp., 8.875%, 5/15/2019	250,000	297,382
Comcast Corp., 6.400%, 3/1/2040 (5)	500,000	510,445
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	232,298
Viacom, Inc., 6.125%, 10/5/2017	250,000	274,884

		1,315,009

Mining — 2.4%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	364,360
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	129,805
Vale Overseas, Ltd., 5.625%, 9/15/2019	350,000	357,733

		851,898

Miscellaneous Manufacturing — 2.0%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	285,399
Tyco Electronics Group SA, 6.550%, 10/1/2017	130,000	143,280
Tyco Electronics Group SA, 7.125%, 10/1/2037	250,000	271,430

		700,109

Oil & Gas — 6.3%
Hess Corp., 8.125%, 2/15/2019	300,000	367,336
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	312,961
Nexen, Inc., 7.500%, 7/30/2039	350,000	403,532
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	358,034
Valero Energy Corp., 9.375%, 3/15/2019	250,000	300,843

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Valero Energy Corp., 6.125%, 2/1/2020	$ 500,000	$ 504,198

		2,246,904

Oil & Gas Services — 2.2%
Halliburton Co., 7.450%, 9/15/2039	250,000	312,362
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	319,019
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	134,147

		765,528

Packaging & Containers — 3.0%
Ball Corp., 6.875%, 12/15/2012	150,000	152,625
Ball Corp., 7.125%, 9/1/2016	350,000	364,875
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	565,926

		1,083,426

Pharmaceuticals — 2.5%
Express Scripts, Inc., 6.250%, 6/15/2014	250,000	280,121
McKesson Corp., 7.500%, 2/15/2019	350,000	420,491
Pfizer, Inc., 7.200%, 3/15/2039	150,000	184,858

		885,470

Pipelines — 2.3%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	308,102
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	189,706
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	309,627

		807,435

Retail — 3.9%
AutoZone, Inc., 5.750%, 1/15/2015	400,000	434,062
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	199,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	168,174
Staples, Inc., 9.750%, 1/15/2014	250,000	305,934
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	296,273

		1,403,443

Semiconductors — 0.3%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	109,337

Sovereign — 2.9%
Korea Expressway Corp., 4.500%, 3/23/2015 (6)(7)	500,000	510,342
Qatar Govt International Bond, 6.400%, 1/20/2040 (6)(7)	500,000	506,250

		1,016,592

Telecommunications — 2.6%
British Telecommunications PLC, 5.950%, 1/15/2018	250,000	259,218
Telecom Italia Capital SA, 0.729%, 2/1/2011 (4)	250,000	248,679
TELUS Corp., 8.000%, 6/1/2011	250,000	270,013
Vodafone Group PLC, 0.594%, 6/15/2011 (4)	150,000	150,223

		928,133

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Corporate Income Fund (continued)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation — 0.9%
FedEx Corp., 8.000%, 1/15/2019	$ 250,000	$ 308,933

Total Corporate Bonds & Notes (identified cost $24,759,374)		27,931,087

U.S. Government & U.S. Government Agency Obligations — 2.9%

Federal National Mortgage Association — 1.4%
6.000%, 7/8/2024	500,000	500,475

U.S. Treasury Bonds & Notes — 1.5%
2.125%, 1/15/2019	502,940	535,749

Total U.S. Government & U.S. Government Agency Obligations (identified cost $1,038,451)		1,036,224

Short-Term Investments — 11.8%

Commercial Paper — 5.6%
Colgate Palmolive Co., 0.070%, 3/15/2010 (11)	1,000,000	999,973
Paccar Financial Corp., 0.110%, 3/12/2010 (11)	1,000,000	999,966

		1,999,939

Mutual Funds — 6.2%
Marshall Prime Money Market Fund, Class I, 0.159% (13)	2,182,729	2,182,729

Total Short-Term Investments (identified cost $4,182,668)		4,182,668

Total Investments — 102.1% (identified cost $33,019,251)		36,183,812
Other Assets and Liabilities — (2.1)%		(740,505)

Total Net Assets — 100.0%		$35,443,307

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	8.6%
Corporate Bonds & Notes	78.8
U.S. Government & U.S. Government Agency Obligations	2.9
Other Assets & Liabilities, Net	9.7

Total	100.0%

Aggregate Bond Fund

Description	Principal Amount	Value

Collateralized Mortgage Obligations — 3.9%

Federal National Mortgage Association — 1.5%
5.500%, 3/25/2025, (Series 2006-12)	$ 896,461	$ 911,830
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,205,173

		4,117,003

Private Sponsor — 2.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.872%, 7/25/2037 (4)	3,916,895	3,654,737
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.567%, 5/25/2036 (4)	1,187,285	1,025,237
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.339%, 5/25/2037 (4)	815,717	751,952
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.216%, 4/25/2036 (4)	1,091,010	990,670

		6,422,596

Total Collateralized Mortgage Obligations (identified cost $10,683,588)		10,539,599

Commercial Mortgage Securities — 4.5%

Private Sponsor — 4.5%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,435,031
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,867,347
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.358%, 3/6/2020 (4)(6)(7)	2,500,000	2,325,983
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.607%, 7/15/2019 (4)(6)(7)	2,621,010	2,223,523
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.531%, 6/15/2022 (4)(6)(7)	3,719,718	3,316,925

Total Commercial Mortgage Securities (identified cost $14,667,941)		12,168,809

Corporate Bonds & Notes — 34.9%

Advertising — 0.9%
WPP Finance UK, 8.000%, 9/15/2014 (1)	2,000,000	2,309,110

Banks — 9.9%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6)(7)	1,500,000	1,497,197
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6)(7)	3,000,000	3,017,847

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
Australia & New Zealand Banking Group, Ltd., 3.700%, 1/13/2015 (6)(7)	$ 4,000,000	$ 4,048,748
Banco Santander Chile, 2.875%, 11/13/2012 (6)(7)	2,000,000	2,009,458
Bank of America Corp., 6.500%, 8/1/2016 (1)	1,500,000	1,614,562
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,195,504
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,140,847
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (6)(7)	1,500,000	1,509,253
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,110,274
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4)(6)(7)	1,500,000	1,590,192
Westpac Banking Corp., 4.875%, 11/19/2019	3,000,000	2,967,120

		26,701,002

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020 (1)	2,000,000	2,104,234

Biotechnology — 0.8%
Life Technologies Corp., 6.000%, 3/1/2020 (1)	2,000,000	2,065,894

Building Materials — 2.0%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,203,217
Holcim U.S. Finance Sarl & Cie SCS, 6.000%, 12/30/2019 (6)(7)	2,000,000	2,079,870

		5,283,087

Chemicals — 0.8%
Valspar Corp., 7.250%, 6/15/2019	2,000,000	2,293,110

Diversified Financial Services — 6.8%
American Honda Finance Corp., 6.700%, 10/1/2013 (6)(7)	2,000,000	2,227,124
CDP Financial, Inc., 5.600%, 11/25/2039 (1)(6)(7)	2,000,000	1,986,910
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	2,000,000	1,862,888
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,045,168
Iberdrola Finance Ireland, Ltd., 3.800%, 9/11/2014 (6)(7)	1,500,000	1,525,071
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	1,959,970
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	2,000,000	2,110,588
Nomura Holdings, Inc., 6.700%, 3/4/2020 (5)	2,500,000	2,555,200
TD Ameritrade Holding Corp., 5.600%, 12/1/2019	2,000,000	2,028,418

		18,301,337

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food — 0.6%
Kraft Foods, Inc., 5.375%, 2/10/2020 (1)	$ 1,500,000	$ 1,554,861

Healthcare-Products — 1.9%
Boston Scientific Corp., 6.000%, 1/15/2020	2,000,000	1,997,396
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,210,870

		5,208,266

Home Furnishings — 0.8%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,219,130

Insurance — 4.8%
Berkshire Hathaway, Inc., 0.680%, 2/11/2013 (1)(4)	2,000,000	2,002,906
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,516,526
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6)(7)	2,000,000	2,042,230
Metropolitan Life Global Funding I, 0.651%, 7/13/2011 (4)(6)(7)	2,500,000	2,499,997
Progressive Corp., 6.700%, 6/15/2037 (4)	3,000,000	2,790,783
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/2039 (6)(7)	2,000,000	2,162,470

		13,014,912

Iron/Steel — 0.8%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,127,478

Media — 1.6%
Comcast Corp., 5.150%, 3/1/2020 (5)	2,000,000	2,022,112
Comcast Corp., 6.950%, 8/15/2037	2,000,000	2,167,276

		4,189,388

Miscellaneous Manufacturing — 0.8%
Smiths Group PLC, 7.200%, 5/15/2019 (6)(7)	2,000,000	2,267,730

Oil & Gas — 0.8%
Cenovus Energy, Inc., 5.700%, 10/15/2019 (1)(6)(7)	2,000,000	2,113,868

Pipelines — 0.8%
Enbridge Energy Partners LP, 5.200%, 3/15/2020 (5)	2,000,000	2,028,380

Total Corporate Bonds & Notes (identified cost $89,683,495)		93,781,787

U.S. Government & U.S. Government Agency Obligations — 34.1%

U.S. Treasury Bonds & Notes — 34.1%
1.375%, 11/15/2012 (1)	25,000,000	25,126,975
1.375%, 1/15/2013	10,000,000	10,030,470
1.375%, 2/15/2013	10,000,000	10,018,760
2.250%, 1/31/2015	20,000,000	20,012,520
2.750%, 11/30/2016 (1)	20,000,000	19,732,820
4.375%, 11/15/2039 (1)	7,000,000	6,825,007

Total U.S. Government & U.S. Government Agency Obligations (identified cost $91,692,190)		91,746,552

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities — 15.9%

Federal Home Loan Mortgage Corporation — 1.0%
5.000%, 11/1/2035	$ 2,512,834	$ 2,619,011

Federal National Mortgage Association — 14.9%
5.000%, 7/1/2022	3,902,953	4,120,847
5.000%, 1/1/2037	6,306,611	6,552,045
5.000%, 6/1/2039 (1)	4,684,611	4,866,453
5.500%, 5/1/2037 (1)	10,542,118	11,116,516
5.500%, 7/1/2038 (1)	1,404,645	1,481,179
5.500%, 3/11/2040 (5)	10,000,000	10,532,820
6.500%, 11/1/2037 (1)	1,266,055	1,346,032

		40,015,892

Total U.S. Government Agency-Mortgage Securities (identified cost $40,246,941)		42,634,903

Short-Term Investments — 40.5%

Collateral Pool Investment for Securities on Loan — 28.2%
(See Note 2 of the Financial Statements)		75,835,534

Repurchase Agreement — 12.3%
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $33,021,464 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 4/19/2017, with a market value of $33,883,087 (at amortized cost)	33,021,188	33,021,188

Total Short-Term Investments (identified cost $108,856,722)		108,856,722

Total Investments — 133.8% (identified cost $355,830,877)		359,728,372
Other Assets and Liabilities — (33.8)%		(90,944,663)

Total Net Assets — 100.0%		$268,783,709

Portfolio Sector Allocations*
Sector	Fund
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage Securities	4.5
Corporate Bonds & Notes	34.9
U.S. Government & U.S. Government Agency Obligations	34.1
U.S. Government Agency — Mortgage Securities	15.9
Other Assets & Liabilities, Net	6.7

Total	100.0%

Core Plus Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities — 7.8%

Automobiles — 7.8%
Banc of America Securities Auto Trust, Class A4, (Series 2006-G1), 5.170%, 12/20/2010	$ 238,345	$ 239,044
Capital One Prime Auto Receivables Trust, Class A4, (Series 2006-2), 4.940%, 7/15/2012	1,068,938	1,085,314
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	498,185	498,934
GS Auto Loan Trust, Class A4, (Series 2006-1), 5.380%, 1/15/2014	1,423,071	1,443,624
Nissan Auto Receivables Owner Trust, Class A3, (Series 2008-B), 4.460%, 4/16/2012	911,052	931,947
Nissan Auto Receivables Owner Trust, Class A4, (Series 2006-C), 5.450%, 6/15/2012	889,417	906,261
USAA Auto Owner Trust, Class A3, (Series 2007-2), 4.900%, 2/15/2012	258,395	261,304

Total Asset-Backed Securities (identified cost $5,375,431)		5,366,428

Commercial Mortgage Securities — 3.7%

Private Sponsor — 3.7%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (4)	500,000	515,549
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (4)	1,000,000	1,014,200
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	1,000,000	1,011,844

Total Commercial Mortgage Securities (identified cost $2,229,605)		2,541,593

Corporate Bonds & Notes — 52.1%

Aerospace/Defense — 0.7%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	500,000	501,875

Agriculture — 2.4%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	339,311
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	583,490
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	733,638

		1,656,439

Auto Manufacturers — 0.7%
Daimler Finance North America LLC, 8.000%, 6/15/2010	500,000	509,808

Banks — 2.6%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	802,483

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
JPMorgan Chase & Co., 0.902%, 2/26/2013 (4)	$ 500,000	$ 500,586
Korea Development Bank/Republic of Korea, 4.375%, 8/10/2015	500,000	507,407

		1,810,476

Beverages — 1.1%
PepsiCo, Inc., 0.281%, 7/15/2011 (4)	750,000	750,818

Chemicals — 1.0%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	665,149

Diversified Financial Services — 5.3%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6)(7)	400,000	403,892
Caterpillar Financial Services Corp., 1.001%, 6/24/2011 (4)	250,000	252,224
General Electric Capital Corp., 6.875%, 1/10/2039	500,000	523,897
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6)(7)	500,000	506,097
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6)(7)	600,000	624,887
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	389,939
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	263,823
Nomura Holdings, Inc., 6.700%, 3/4/2020 (5)	650,000	664,352

		3,629,111

Electric — 1.8%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6)(7)	250,000	246,666
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	287,197
Nisource Finance Corp., 6.125%, 3/1/2022	400,000	417,601
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	282,650

		1,234,114

Environmental Control — 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	292,393

Food — 0.8%
Kraft Foods, Inc., 5.375%, 2/10/2020	500,000	518,287

Forest Products & Paper — 0.5%
International Paper Co., 8.700%, 6/15/2038	250,000	310,198

Healthcare-Products — 2.3%
Boston Scientific Corp., 6.000%, 1/15/2020	500,000	499,349
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	239,781
Hospira, Inc., 6.400%, 5/15/2015	500,000	562,140

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Healthcare-Products (continued)
Medtronic, Inc., 6.500%, 3/15/2039	$ 250,000	$ 287,444

		1,588,714

Healthcare-Services — 2.0%
Humana, Inc., 8.150%, 6/15/2038	250,000	262,690
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	281,232
Roche Holdings, Inc., 7.000%, 3/1/2039 (6)(7)	300,000	360,616
UnitedHealth Group, Inc., 1.549%, 2/7/2011 (4)	450,000	451,535

		1,356,073

Home Furnishings — 1.2%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	815,881

Insurance — 3.7%
Aflac, Inc., 8.500%, 5/15/2019	700,000	828,529
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	293,975
Berkshire Hathaway Finance Corp., 0.376%, 1/13/2012 (4)	500,000	500,046
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	500,000	505,508
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	438,351

		2,566,409

Iron/Steel — 0.7%
ArcelorMittal, 7.000%, 10/15/2039	500,000	500,880

Lodging — 1.3%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	388,908
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	503,835

		892,743

Media — 1.7%
CBS Corp., 8.875%, 5/15/2019	500,000	594,764
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	290,372
Viacom, Inc., 6.125%, 10/5/2017	250,000	274,884

		1,160,020

Mining — 2.5%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	425,087
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	519,220
Vale Overseas, Ltd., 5.625%, 9/15/2019	400,000	408,837
Vale Overseas, Ltd., 6.875%, 11/10/2039	375,000	383,821

		1,736,965

Miscellaneous Manufacturing — 1.2%
Tyco Electronics Group SA, 7.125%, 10/1/2037	500,000	542,860
Tyco International Finance SA, 4.125%, 10/15/2014	300,000	314,732

		857,592

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil & Gas — 5.2%
Ecopetrol SA, 7.625%, 7/23/2019	$ 500,000	$ 552,500
Hess Corp., 8.125%, 2/15/2019	250,000	306,113
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	312,961
Nexen, Inc., 7.500%, 7/30/2039	650,000	749,416
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	835,412
Valero Energy Corp., 9.375%, 3/15/2019	250,000	300,843
Valero Energy Corp., 6.125%, 2/1/2020	500,000	504,199

		3,561,444

Oil & Gas Services — 0.9%
Halliburton Co., 7.450%, 9/15/2039	250,000	312,362
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	319,019

		631,381

Packaging & Containers — 2.4%
Ball Corp., 6.875%, 12/15/2012	600,000	610,500
Ball Corp., 7.125%, 9/1/2016	150,000	156,375
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	848,890

		1,615,765

Pharmaceuticals — 1.9%
Express Scripts, Inc., 6.250%, 6/15/2014	500,000	560,241
McKesson Corp., 7.500%, 2/15/2019	350,000	420,491
Pfizer, Inc., 7.200%, 3/15/2039	250,000	308,098

		1,288,830

Pipelines — 1.4%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	308,102
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	316,176
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	309,627

		933,905

Retail — 2.7%
AutoZone, Inc., 5.750%, 1/15/2015	600,000	651,093
CVS Caremark Corp., 6.600%, 3/15/2019	250,000	281,008
JC Penney Corp., Inc., 7.125%, 11/15/2023	300,000	298,500
Staples, Inc., 9.750%, 1/15/2014	250,000	305,934
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	296,273

		1,832,808

Semiconductors — 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	109,337

Sovereign — 1.9%
Korea Expressway Corp., 4.500%, 3/23/2015 (6)(7)	500,000	510,342
Qatar Govt International Bond, 6.400%, 1/20/2040 (6)(7)	750,000	759,375

		1,269,717

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes (continued)

Telecommunications — 1.2%
British Telecommunications PLC, 5.950%, 1/15/2018	$ 200,000	$ 207,375
Telecom Italia Capital SA, 0.729%, 2/1/2011 (4)	250,000	248,679
TELUS Corp., 8.000%, 6/1/2011	100,000	108,005
Vodafone Group PLC, 0.594%, 6/15/2011 (4)	250,000	250,371

		814,430

Transportation — 0.4%
FedEx Corp., 8.000%, 1/15/2019	250,000	308,933

Total Corporate Bonds & Notes (identified cost $31,539,675)		35,720,495

U.S. Government & U.S. Government Agency Obligations — 20.3%

Federal National Mortgage Association — 1.5%
6.000%, 7/8/2024	1,000,000	1,000,951

U.S. Treasury Bonds & Notes — 18.8%
2.000%, 4/15/2012	1,064,270	1,119,812
2.125%, 1/15/2019	1,508,820	1,607,246
2.375%, 4/15/2011	1,632,075	1,691,111
3.500%, 1/15/2011	1,861,260	1,938,182
3.500%, 2/15/2018	1,500,000	1,526,133
3.875%, 5/15/2010	2,000,000	2,016,016
3.875%, 7/15/2010	2,000,000	2,028,672
4.375%, 2/15/2038	500,000	490,157
4.500%, 2/15/2036	500,000	502,891

		12,920,220

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,976,649)		13,921,171

U.S. Government Agency-Mortgage Securities — 11.1%

Federal Home Loan Mortgage Corporation — 2.1%
5.000%, 2/1/2039	1,407,730	1,465,453

Federal National Mortgage Association — 2.7%
6.000%, 12/1/2038	794,117	843,413
6.500%, 10/1/2037	918,495	983,261

		1,826,674

Government National Mortgage Association — 6.3%
5.500%, 2/15/2039	1,324,552	1,404,202
6.000%, 10/15/2038	510,887	545,668
6.000%, 12/15/2038	1,343,806	1,435,293
6.000%, 1/15/2039	869,913	929,137

		4,314,300

Total U.S. Government Agency-Mortgage Securities (identified cost $7,417,727)		7,606,427

Short-Term Investments — 4.7%

Mutual Funds — 1.8%
Marshall Prime Money Market Fund, Class I, 0.159% (13)	1,256,575	1,256,575

U.S. Treasury Bills — 2.9%
0.050%, 4/1/2010 (11)	$2,000,000	1,999,880

Total Short-Term Investments (identified cost $3,256,497)		3,256,455

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Core Plus Bond Fund (continued)

Description	Value
Total Investments — 99.7% (identified cost $63,795,584)	$ 68,412,569
Other Assets and Liabilities — 0.3%	197,357

Total Net Assets — 100.0%	$68,609,926

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	7.8%
Commercial Mortgage Securities	3.7
Corporate Bonds & Notes	52.1
U.S. Government & U.S. Government Agency Obligations	20.3
U.S. Government Agency—Mortgage Securities	11.1
Other Assets & Liabilities, Net	5.0

Total	100.0%

Government Money Market Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 1.2%

Diversified Financial Services — 1.2%
General Electric Capital Corp., 0.300%, 7/8/2010 (4)	$10,000,000	$ 10,000,000

Total Corporate Bonds & Notes		10,000,000

Municipals — 15.2%

California — 7.1%
California Statewide Communities Development Authority, Multi-Family Housing, Revenue Bonds, FNMA, 0.200%, 12/15/2037, Call Date 3/15/2010 (4)	30,000,000	30,000,000
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.200%, 6/15/2034, Call Date 3/15/2010 (4)	31,100,000	31,100,000

		61,100,000

New York — 8.1%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.190%, 3/15/2033, Call Date 3/15/2010 (4)	40,000,000	40,000,000
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.250%, 5/15/2032, Call Date 3/1/2010 (4)	29,000,000	29,000,000

		69,000,000

Total Municipals		130,100,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 26.9%

Federal Home Loan Bank — 8.8%
0.101%, 11/19/2010 (4)	$25,000,000	$ 24,996,353
0.500%, 10/28/2010	25,000,000	25,000,000
0.500%, 3/14/2011	25,000,000	25,000,000

		74,996,353

Federal Home Loan Mortgage Corporation — 12.3%
0.049%, 8/10/2010 (4)	55,000,000	55,000,000
0.219%, 9/24/2010 (4)	50,000,000	49,994,344

		104,994,344

Federal National Mortgage Association — 5.8%
0.141%, 7/13/2010 (4)	50,000,000	49,993,056

Total U.S. Government & U.S. Government Agency Obligations		229,983,753

Repurchase Agreements — 56.7%
Agreement with Barclay’s Capital, Inc., 0.100%, dated 2/26/2010, to be repurchased at $125,001,042 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 11/15/2012, with a market value of $127,500,068	125,000,000	125,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 2/26/2010, to be repurchased at $40,003,333 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2049, with a market value of $40,800,001	40,000,000	40,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.120%, dated 2/26/2010, to be repurchased at $175,001,750 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2040, with a market value of $178,500,001	175,000,000	175,000,000
Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2010, to be repurchased at $16,874,193 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2013, with a market value of $17,214,938	16,874,179	16,874,179

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $88,000,733 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2014, with a market value of $90,180,594	$88,000,000	$ 88,000,000
Agreement with Morgan Stanley & Co., Inc., Private Label CMO, 0.340%, dated 2/26/2010, to be repurchased at $40,001,133 on 3/1/2010, collateralized by Collateralized Mortgage Obligations with various maturities to 5/1/2040, with a market value of $43,856,738	40,000,000	40,000,000

Total Repurchase Agreements		484,874,179

Total Investments — 100.0% (at amortized cost)		854,957,932
Other Assets and Liabilities — 0.0%		26,067

Total Net Assets — 100.0%		$854,983,999

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	1.2%
Municipals	15.2
U.S. Government & U.S. Government Agency Obligations	26.9
Repurchase Agreements	56.7
Other Assets and Liabilities, Net	0.0

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 99.5%

Alabama — 3.6%
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.280%, 10/1/2032, Call Date 3/1/2010 (4)	$ 1,465,000	$ 1,465,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.280%, 10/1/2032, Call Date 3/1/2010 (4)	1,584,000	1,584,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.280%, 10/1/2032, Call Date 3/1/2010 (4)	3,200,000	3,200,000

Description	Principal Amount	Value
Municipals (continued)

Alabama (continued)
JP Morgan Chase Putters/Drivers Trust, Higher Education, Revenue Bonds, 0.250%, 12/1/2029, Call Date 6/1/2016 (4)(6)(7)	$ 4,845,000	$ 4,845,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	12,000,000	12,000,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	10,000,000	10,000,000

		33,094,000

Arizona — 4.0%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.300%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
Arizona Sports & Tourism Authority, General, Revenue Bonds, 0.500%, 7/1/2036, Call Date 3/1/2010 (4)	4,000,000	4,000,000
Greater Arizona Development Authority, Facilities, Revenue Bonds, 0.280%, 8/1/2015 (4)	2,680,000	2,680,000
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 1.050%, 2/1/2042, Call Date 2/1/2013 (4)	21,705,000	21,705,000

		36,385,000

California — 5.3%
California Municipal Finance Authority, Education, Revenue Bonds, 0.600%, 8/1/2037, Call Date 3/1/2010 (4)	9,070,000	9,070,000
City of Concord, Multi-Family Housing, Revenue Bonds, 0.240%, 7/15/2018 (4)	3,600,000	3,600,000
Elsinore Valley Municipal Water District, General, Certificate of Participation, 0.500%, 7/1/2035, Call Date 3/1/2010 (4)	7,900,000	7,900,000
Fontana Unified School District, School District, GO UT, 0.500%, 2/1/2016 (4)	3,765,000	3,765,000
Sacramento County Housing Authority, Multi-Family Housing, Revenue Bonds, 0.240%, 5/15/2031 (4)	3,500,000	3,500,000
State of California, General Obligation, GO UT, 0.270%, 3/1/2035, Call Date 3/1/2016 (4)	12,250,000	12,250,000
State of California, General Obligation, GO UT, 0.500%, 2/1/2015 (4)	4,995,000	4,995,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Sweetwater Union High School District, School District, GO UT, 0.500%, 8/1/2013 (4)	$ 3,620,000	$ 3,620,000

		48,700,000

Colorado — 1.6%
Colorado Health Facilities Authority, Medical, Revenue Bonds, 0.280%, 1/1/2035, Call Date 3/4/2010 (4)	10,000,000	10,000,000
County of Pueblo, Medical, Revenue Bonds, 0.450%, 11/1/2028, Call Date 5/1/2010 (4)	1,500,000	1,500,000
JPMorgan Chase Putters/Drivers Trust, Single Family Housing, Revenue Bonds, 0.300%, 11/1/2016 (4)(6)(7)	3,250,000	3,250,000

		14,750,000

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 0.400%, 1/1/2016 (4)	3,575,000	3,575,000

District of Columbia — 0.7%
District of Columbia, Education, Revenue Bonds, 0.330%, 10/1/2023, Call Date 3/1/2010 (4)	4,225,000	4,225,000
District of Columbia, General, Revenue Bonds, 0.330%, 3/1/2026, Call Date 3/1/2010 (4)	2,170,000	2,170,000

		6,395,000

Florida — 10.8%
Brevard County Health Facilities Authority, Medical, Revenue Bonds, 0.270%, 1/1/2034, Call Date 3/1/2010 (4)	5,900,000	5,900,000
Broward County School Board, General, Certificate of Participation, 0.500%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance Corp., General, Revenue Notes, 4.500%, 6/1/2010	35,000,000	35,074,331
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010, Call Date 6/1/2010 (4)	3,050,000	3,050,000
County of Brevard, Education, Revenue Bonds, 0.330%, 10/1/2019, Call Date 4/1/2010 (4)	2,530,000	2,530,000
County of Escambia, Pollution, Revenue Bonds, 1.750%, 4/21/2010 (4)	16,000,000	16,000,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.150%, 11/15/2027 (4)	$11,825,000	$ 11,825,000
JPMorgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.400%, 11/1/2015 (4)(6)(7)	3,700,000	3,700,000
Miami-Dade County Industrial Development Authority, General, Revenue Bonds, 0.190%, 5/1/2028, Call Date 3/1/2010 (4)	5,405,000	5,405,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 0.330%, 11/15/2036, Call Date 3/1/2010 (4)	1,610,000	1,610,000
Orange County Industrial Development Authority, Education, Revenue Bonds, 0.330%, 10/1/2023, Call Date 3/1/2010 (4)	3,165,000	3,165,000
Pinellas County Health Facilities Authority, Medical, Revenue Bonds, 0.200%, 7/1/2036, Call Date 3/1/2010 (4)	5,000,000	5,000,000

		98,254,331

Georgia — 1.3%
Marietta Housing Authority, Multi-Family Housing, Revenue Bonds, 0.200%, 7/1/2024, Call Date 3/1/2010 (4)	6,185,000	6,185,000
Rome-Floyd County Development Authority, Facilities, Revenue Bonds, 0.030%, 11/1/2011 (4)	3,500,000	3,500,000
Savannah Economic Development Authority, Medical, Revenue Bonds, 0.320%, 3/1/2018, Call Date 3/1/2010 (4)	2,045,000	2,045,000

		11,730,000

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Medical, Revenue Bonds, 0.300%, 5/1/2019, Call Date 3/1/2010 (4)	2,205,000	2,205,000

Idaho — 0.6%
County of Power, Pollution, Revenue Bonds, 0.130%, 12/1/2010, Call Date 3/1/2010 (4)	5,300,000	5,300,000

Illinois — 6.5%
City of Chicago, Airport, Revenue Bonds, 0.230%, 1/1/2014 (4)	9,790,000	9,790,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, Medical, Revenue Bonds, 0.160%, 5/15/2035, Call Date 3/1/2010 (4)	$ 7,305,000	$ 7,305,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.410%, 5/1/2038, Call Date 3/1/2010 (4)	6,200,000	6,200,000
Illinois Health Facilities Authority, Medical, Revenue Bonds, 0.270%, 7/1/2029, Call Date 7/1/2012 (4)	5,850,000	5,850,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.350%, 4/1/2020, Call Date 3/1/2010 (4)	4,075,000	4,075,000
Term Tender Custodial Receipts, Medical, Revenue Bonds, 1.300%, 3/26/2010 (6)	20,050,000	20,051,375
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.350%, 8/1/2033, Call Date 3/1/2010 (4)	6,335,000	6,335,000

		59,606,375

Indiana — 2.0%
City of South Bend, Development, Revenue Bonds, 0.240%, 4/1/2033, Call Date 3/4/2010 (4)	7,105,000	7,105,000
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Education, Revenue Bonds, 0.210%, 4/1/2021, Call Date 3/1/2010 (4)	3,795,000	3,795,000
Indiana Finance Authority, Education, Revenue Bonds, 0.580%, 6/1/2038, Call Date 3/1/2010 (4)	7,450,000	7,450,000

		18,350,000

Iowa — 4.4%
Iowa Finance Authority, Development, Revenue Bonds, 0.290%, 6/1/2036, Call Date 3/1/2010 (4)	21,000,000	21,000,000
Iowa Finance Authority, Development, Revenue Bonds, 0.290%, 9/1/2036, Call Date 3/1/2010 (4)	19,000,000	19,000,000

		40,000,000

Kansas — 2.4%
City of Burlington, Pollution, Revenue Bonds, 0.750%, 3/18/2010	3,900,000	3,900,000
City of Burlington, Pollution, Revenue Bonds, 0.750%, 3/19/2010	3,400,000	3,400,000

Description	Principal Amount	Value
Municipals (continued)

Kansas (continued)
City of Burlington, Pollution, Revenue Bonds, 0.750%, 3/19/2010	$ 9,200,000	$ 9,200,000
Kansas Development Finance Authority, Medical, Revenue Bonds, 0.240%, 11/15/2034, Call Date 3/1/2010 (4)	5,000,000	5,000,000

		21,500,000

Kentucky — 0.3%
Hancock County, 0.300%, 7/1/2011 (4)	1,000,000	1,000,000
Hancock County, 0.300%, 7/1/2012 (4)	1,685,000	1,685,000

		2,685,000

Louisiana — 3.1%
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 0.510%, 12/15/2014, Call Date 3/1/2010 (4)	1,510,000	1,510,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.500%, 1/1/2022 (4)	1,665,000	1,665,000
Parish of St. James, Development, Revenue Bonds, 0.250%, 11/1/2039, Call Date 3/1/2010 (4)	25,000,000	25,000,000

		28,175,000

Maryland — 1.5%
County of Washington, Nursing Homes, Revenue Bonds, 0.280%, 11/1/2032, Call Date 3/1/2010 (4)	11,570,000	11,570,000
Maryland Health & Higher Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.250%, 1/1/2037, Call Date 3/1/2010 (4)	2,400,000	2,400,000

		13,970,000

Massachusetts — 1.6%
BB&T Municipal Trust, General, 0.350%, 10/1/2028 (4)(6)(7)	9,700,000	9,700,000
Massachusetts Development Finance Agency, Higher Education, Revenue Bonds, 0.180%, 10/1/2042, Call Date 3/1/2010 (4)	5,000,000	5,000,000

		14,700,000

Michigan — 3.5%
Charter Township of Holland, General, Revenue Bonds, 0.430%, 10/1/2028, Call Date 3/1/2010 (4)	3,865,000	3,865,000
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.260%, 2/1/2031 (4)	4,585,000	4,585,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.300%, 3/1/2031, Call Date 4/1/2010 (4)	$13,470,000	$ 13,470,000
Michigan Strategic Fund, Nursing Homes, Revenue Bonds, 0.280%, 2/1/2032, Call Date 3/1/2010 (4)	5,685,000	5,685,000
Oakland County Economic Development Corp., Development, Revenue Bonds, 0.210%, 11/1/2037, Call Date 3/1/2010 (4)	4,000,000	4,000,000

		31,605,000

Minnesota — 2.8%
City of Bloomington, Development, Revenue Bonds, 0.200%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington, Development, Revenue Bonds, 0.200%, 12/1/2015, Call Date 3/1/2010 (4)	3,405,000	3,405,000
City of Mendota Heights, Education, Revenue Bonds, 0.580%, 11/1/2024, Call Date 3/1/2010 (4)	3,705,000	3,705,000
Minnesota Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.480%, 10/1/2032, Call Date 3/1/2010 (4)	7,860,000	7,860,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.950%, 1/1/2030 (4)	6,850,000	6,850,000

		25,130,000

Mississippi — 1.1%
Mississippi Business Finance Corp., Development, Revenue Bonds, 0.190%, 5/1/2035, Call Date 3/1/2010 (4)	5,500,000	5,500,000
Mississippi Hospital Equipment & Facilities Authority, Medical, Revenue Bonds, 0.270%, 9/1/2018, Call Date 6/3/2010 (4)	4,340,000	4,340,000

		9,840,000

Montana — 0.4%
Montana Board of Investments, General, Revenue Bonds, 0.200%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 0.430%, 9/1/2031, Call Date 3/1/2010 (4)	600,000	600,000

Description	Principal Amount	Value
Municipals (continued)

Nevada — 0.5%
Nevada Housing Division, Single Family Housing, Revenue Bonds, 0.210%, 4/1/2039, Call Date 3/1/2010 (4)	$ 5,000,000	$ 5,000,000

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 0.500%, 8/1/2011 (4)	8,690,000	8,690,000

New Jersey — 0.3%
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.400%, 12/15/2013 (4)(6)(7)	2,775,000	2,775,000

New York — 4.0%
County of Onondaga, General, Revenue Bonds, 0.180%, 12/1/2029 (4)	12,000,000	12,000,000
New York City Industrial Development Agency, General, Revenue Bonds, 0.250%, 3/1/2030, Call Date 3/1/2010 (4)	4,600,000	4,600,000
New York State Thruway Authority, Transportation, Revenue Bonds, 0.230%, 1/1/2014 (4)	4,995,000	4,995,000
Onondaga County Industrial Development Agency, Development, Revenue Bonds, 0.250%, 12/1/2021, Call Date 6/3/2010 (4)	4,420,000	4,420,000
Suffolk County Industrial Development Agency, Development, Revenue Bonds, 0.480%, 4/1/2018, Call Date 3/3/2010 (4)	3,785,000	3,785,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.410%, 7/15/2029, Call Date 3/1/2010 (4)	6,645,000	6,645,000

		36,445,000

Ohio — 9.3%
Butler County Port Authority, General, Revenue Bonds, 0.180%, 9/1/2037, Call Date 3/1/2010 (4)	3,190,000	3,190,000
City of Brunswick, General Obligation, GO, 1.650%, 11/17/2010	3,000,000	3,010,583
County of Erie, General Obligation, Revenue Bonds, 0.800%, 8/15/2046, Call Date 4/1/2010 (4)	11,000,000	11,000,000
County of Lawrence, Development, Revenue Bonds, 0.030%, 11/1/2011 (4)	3,250,000	3,250,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Montgomery County Transportation Improvement District, Transportation, GO, 2.375%, 8/1/2010, Call Date 4/1/2010	$ 9,500,000	$ 9,500,000
Ohio State Higher Educational Facility Commission, Medical, Revenue Bonds, 0.270%, 1/15/2046, Call Date 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.650%, 10/1/2030 (4)	24,975,000	24,975,000
Puttable Floating Option Tax-Exempt Receipts, Higher Education, Revenue Bonds, 1.050%, 6/1/2037 (4)	11,065,000	11,065,000
University of Cincinnati, Higher Education, Revenue Bonds, 2.000%, 6/1/2010	1,350,000	1,352,696
University of Cincinnati, Higher Education, Revenue Notes, 2.000%, 7/21/2010	6,350,000	6,369,516

		84,962,795

Oklahoma — 0.5%
Oklahoma Industries Authority, Education, Revenue Bonds, 0.510%, 8/1/2018, Call Date 3/1/2010 (4)	1,275,000	1,275,000
Tulsa Industrial Authority, General, Revenue Bonds, 0.380%, 11/1/2026, Call Date 3/1/2010 (4)	2,905,000	2,905,000

		4,180,000

Pennsylvania — 1.6%
Allegheny County Industrial Development Authority, Development, Revenue Bonds, 0.030%, 7/1/2010 (4)	3,100,000	3,100,000
JP Morgan Chase Putters/Drivers Trust, General Obligation, Revenue Bonds, 0.500%, 6/1/2015 (4)(6)(7)	4,800,000	4,800,000
Reading School District, School District, GO UT, 0.500%, 1/15/2014 (4)	6,260,000	6,260,000

		14,160,000

Puerto Rico — 1.5%
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.000%, 3/1/2013 (4)	7,605,000	7,605,000

Description	Principal Amount	Value
Municipals (continued)

Puerto Rico (continued)
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Pollution, Revenue Bonds, 2.000%, 3/1/2023, Call Date 3/1/2010 (4)	$ 5,770,000	$ 5,770,000

		13,375,000

Rhode Island — 3.8%
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.420%, 3/1/2034, Call Date 3/1/2010 (4)	10,955,000	10,955,000
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.420%, 11/1/2036, Call Date 3/1/2010 (4)	10,155,000	10,155,000
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.220%, 6/1/2035, Call Date 3/1/2010 (4)	10,700,000	10,700,000
Rhode Island Health & Educational Building Corp., Nursing Homes, Revenue Bonds, 0.270%, 7/1/2031, Call Date 3/1/2010 (4)	2,400,000	2,400,000

		34,210,000

South Carolina — 0.2%
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.280%, 4/1/2012 (4)	2,095,000	2,095,000

South Dakota — 1.5%
South Dakota Housing Development Authority, Housing, Revenue Bonds, 0.280%, 11/1/2048, Call Date 3/1/2010 (4)	6,650,000	6,650,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, 0.310%, 5/1/2048, Call Date 3/1/2010 (4)	7,320,000	7,320,000

		13,970,000

Tennessee — 2.5%
Rutherford County Industrial Development Board, Development, Revenue Bonds, 0.030%, 7/1/2010 (4)	1,000,000	1,000,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.950%, 1/1/2030, Call Date 3/12/2010 (4)	3,500,000	3,500,000
Sevier County Public Building Authority, Facilities, Revenue Bonds, 0.400%, 6/1/2017, Call Date 3/3/2010 (4)	9,160,000	9,160,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Tennessee (continued)
Sevier County Public Building Authority, Medical, Revenue Bonds, 0.400%, 6/1/2030, Call Date 3/3/2010 (4)	$ 9,375,000	$ 9,375,000

		23,035,000

Texas — 2.7%
Atascosa County Industrial Development Corp., Power, Revenue Bonds, 0.730%, 6/30/2020, Call Date 3/1/2010 (4)	11,000,000	11,000,000
Bowie County Industrial Development Corp., Development, Revenue Bonds, 0.170%, 11/1/2025, Call Date 3/1/2010 (4)	3,500,000	3,500,000
Crawford Education Facilities Corp., Education, Revenue Bonds, 0.580%, 5/1/2038, Call Date 3/4/2010 (4)	7,165,000	7,165,000
Dallam County Industrial Development Corp., Pollution, Revenue Bonds, 0.650%, 5/1/2039, Call Date 3/1/2010 (4)	2,800,000	2,800,000

		24,465,000

Utah — 0.6%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 0.400%, 4/1/2012 (4)	5,360,000	5,360,000

Virginia — 2.5%
Alexandria Industrial Development Authority, Medical, Revenue Bonds, 0.280%, 10/1/2043, Call Date 3/1/2010 (4)	15,000,000	15,000,000
Caroline County Industrial Development Authority, Utilities, Revenue Bonds, 0.220%, 12/1/2037, Call Date 3/4/2010 (4)	6,120,000	6,120,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.330%, 9/1/2019, Call Date 3/1/2010 (4)	1,305,000	1,305,000

		22,425,000

Washington — 2.0%
Eclipse Funding Trust, Power, Revenue Bonds, 0.140%, 1/1/2037, Call Date 1/1/2017 (4)	11,445,000	11,445,000
Washington State Housing Finance Commission, Nursing Homes, Revenue Bonds, 0.170%, 9/1/2033, Call Date 3/1/2010 (4)	6,800,000	6,800,000

		18,245,000

Description	Principal Amount	Value
Municipals (continued)

Wisconsin — 6.8%
Ashland School District, School District, Revenue Notes, 1.500%, 8/27/2010	$ 4,300,000	$ 4,304,381
D C Everest Area School District, School District, Revenue Notes, 2.000%, 9/24/2010	3,500,000	3,504,859
Edgerton School District, School District, Revenue Notes, 1.250%, 10/21/2010	3,820,000	3,820,724
Green Bay Housing Authority, Nursing Homes, Revenue Bonds, 0.270%, 1/1/2035, Call Date 3/4/2010 (4)	3,750,000	3,750,000
Hales Corners Community Development Authority, Development, Revenue Bonds, 0.200%, 8/1/2037, Call Date 3/1/2010 (4)	3,700,000	3,700,000
Hartford Union High School District, School District, Revenue Notes, 1.280%, 10/29/2010	2,600,000	2,601,019
Pulaski Community School District, Education, Revenue Notes, 1.500%, 9/14/2010	4,100,000	4,102,153
Rice Lake Area School District, Education, Revenue Notes, 1.500%, 11/1/2010	2,995,000	2,999,139
Sun Prairie Area School District, School District, Revenue Notes, 1.250%, 10/18/2010	6,800,000	6,801,251
Waukesha Housing Authority, Multi-Family Housing, Revenue Bonds, 0.330%, 2/1/2026, Call Date 3/1/2010 (4)	5,390,000	5,390,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.270%, 8/15/2034, Call Date 8/15/2016 (4)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.510%, 5/1/2026, Call Date 3/1/2010 (4)	120,000	120,000
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Revenue Bonds, 0.410%, 5/1/2037, Call Date 3/1/2010 (4)	4,835,000	4,835,000
Wisconsin Municipalities Private School Finance Commission, Medical, Revenue Bonds, 0.400%, 10/1/2045, Call Date 3/1/2010 (4)	3,085,000	3,085,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Rapids School District, School District, Revenue Notes, 1.500%, 9/21/2010	$ 8,000,000	$ 8,010,138
Wrightstown Community School District, Education, Revenue Notes, 1.500%, 9/30/2010	2,300,000	2,302,244

		61,525,908

Total Municipals		905,393,409

Mutual Funds — 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.110%	2,934,812	2,934,812

Total Mutual Funds		2,934,812

Total Investments — 99.8% (at amortized cost)		908,328,221
Other Assets and Liabilities — 0.2%		2,034,338

Total Net Assets — 100.0%		$910,362,559

Portfolio Sector Allocations*
Sector	Fund
Municipals	99.5%
Mutual Funds	0.3
Other Assets & Liabilities, Net	0.2

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 5.9%

Banks — 3.5%
UBS AG Stamford, 0.450%, 6/7/2010	$ 50,000,000	$ 50,000,000
UBS AG Stamford, 0.600%, 4/26/2010	100,000,000	100,000,000

		150,000,000

Foreign Banks — 2.4%
Bank of Ireland, 0.500%, 3/15/2010	100,000,000	100,000,000

Total Certificates of Deposit		250,000,000

Commercial Paper — 47.5%

Asset-Backed Securities — 12.6%
Clipper Receivables Co., LLC, 0.260%, 6/1/2010 (6)(7)(11)	100,000,000	99,933,555
Concord Minutemen Capital Co., LLC, 0.550%, 5/14/2010 (6)(7)(11)	100,000,000	99,886,944

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Crown Point Capital Co., LLC, 0.550%, 5/7/2010 (6)(7)(11)	$100,000,000	$ 99,897,639
GovCo LLC, 0.280%, 4/26/2010 (6)(7)(11)	30,000,000	29,986,933
GovCo LLC, 0.310%, 3/10/2010 (6)(7)(11)	36,090,000	36,087,204
GovCo LLC, 0.320%, 6/23/2010 (6)(7)(11)	50,000,000	49,949,333
GovCo LLC, 0.330%, 6/17/2010 (6)(7)(11)	20,000,000	19,980,200
Lexington Parker Capital Co., LLC, 0.500%, 6/4/2010 (6)(7)(11)	100,000,000	99,868,056

		535,589,864

Automobiles — 7.1%
Ford Credit Auto Receivables Trust, 0.330%, 7/1/2010 (11)	75,000,000	74,916,125
Ford Credit Auto Receivables Trust, 0.500%, 5/17/2010 (11)	75,000,000	74,919,792
Toyota Financial Services, 0.240%, 5/26/2010 (11)	50,000,000	49,971,333
Toyota Financial Services, 0.250%, 4/20/2010 (11)	100,000,000	99,965,278

		299,772,528

Banks — 2.3%
PNC Funding Corp., 0.350%, 5/25/2010 (11)	100,000,000	99,917,361

Foreign Banks — 17.7%
BNP Paribas Finance, Inc., 0.130%, 3/1/2010 (11)	75,000,000	75,000,000
Calyon North America, Inc., 0.250%, 5/11/2010 (11)	75,000,000	74,963,021
Natexis Banques Populaires U.S. Finance Co., 0.260%, 5/10/2010 (11)	150,000,000	149,924,166
Skandinaviska Enskilda Banken AB, 0.350%, 4/28/2010 (6)(7)(11)	100,000,000	99,943,611
Skandinaviska Enskilda Banken AB, 0.380%, 4/15/2010 (6)(7)(11)	50,000,000	49,976,250
Societe Generale North America, Inc., 0.240%, 4/12/2010 (11)	150,000,000	149,958,000
Unicredito Italiano Bank (Ireland), 0.300%, 3/2/2010 (6)(7)(11)	50,000,000	49,999,584
Unicredito Italiano Bank (Ireland), 0.340%, 5/6/2010 (6)(7)(11)	100,000,000	99,937,666

		749,702,298

Insurance — 7.8%
Prudential Funding LLC, 0.320%, 5/28/2010 (11)	75,000,000	74,941,333
Prudential PLC, 0.290%, 3/24/2010 (6)(7)(11)	25,000,000	24,995,368
Prudential PLC, 0.580%, 4/27/2010 (6)(7)(11)	80,000,000	79,926,534

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Insurance (continued)
Swiss RE Treasury U.S. Corp., 0.330%, 7/23/2010 (6)(7)(11)	$ 50,000,000	$ 49,934,000
Swiss RE Treasury U.S. Corp., 0.580%, 4/6/2010 (6)(7)(11)	100,000,000	99,942,000

		329,739,235

Total Commercial Paper		2,014,721,286

Municipals — 6.2%

Connecticut — 0.5%
Connecticut Housing Finance Authority, Single Family Housing, Revenue Bonds, 0.300%, 11/15/2039, Call Date 3/1/2010 (4)	20,000,000	20,000,000

Florida — 0.5%
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.150%, 11/15/2024, Call Date 3/1/2010 (4)	23,115,000	23,115,000

Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 0.270%, 7/1/2036 (4)	50,250,000	50,250,000

New York — 3.5%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.190%, 5/15/2034, Call Date 3/15/2010 (4)	44,500,000	44,500,000
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.190%, 6/15/2034, Call Date 3/3/2010 (4)	49,000,000	49,000,000
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.190%, 11/15/2038, Call Date 3/3/2010 (4)	56,100,000	56,100,000

		149,600,000

Wisconsin — 0.5%
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds, GO, 0.230%, 3/1/2036, Call Date 3/1/2010 (4)	20,165,000	20,165,000

Total Municipals		263,130,000

Description	Principal Amount	Value

Notes-Variable — 15.7%

Banks — 5.3%
Calyon New York, 0.376%, 9/1/2010 (4)	$ 75,000,000	$ 75,000,000
Dexia Credit Local NY, 0.701%, 4/18/2011 (4)	150,000,000	150,000,000

		225,000,000

Broker/Dealers — 2.1%
Citigroup Funding, Inc., 1.299%, 5/7/2010 (4)	87,300,000	87,438,114

Diverisifed Financial Services — 0.9%
General Electric Capital Corp., 0.300%, 7/8/2010 (4)	40,000,000	40,000,000

Foreign Banks — 4.7%
Rabobank Nederland NV, 0.250%, 3/16/2011 (4)(6)(7)	50,000,000	50,000,000
Svenska Handelsbanken AB, 0.201%, 7/1/2011 (4)(6)(7)	150,000,000	150,000,000

		200,000,000

Insurance — 2.7%
Metropolitan Life Insurance Co., 0.449%, 2/1/2011 (4)(10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 1.356%, 3/1/2011 (4)(10)	65,000,000	65,000,000

		115,000,000

Total Notes-Variable		667,438,114

Repurchase Agreements — 21.3%
Agreement with Deutsche Bank Alex Brown, Inc., 0.110%, dated 2/26/2010, to be repurchased at $360,003,300 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 12/13/2013, with a market value of $367,200,390	360,000,000	360,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.290%, dated 2/26/2010, to be repurchased at $100,002,417 on 3/1/2010, collateralized by Corporate Bonds with various maturities to 5/15/2016, with a market value of $104,000,001	100,000,000	100,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value

Repurchase Agreements (continued)

Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2010, to be repurchased at $97,582,904 on 3/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2013, with a market value of $99,536,393

	$ 97,582,823	$ 97,582,823
Agreement with Morgan Stanley & Co., Inc., 0.100%, dated 2/26/2010, to be repurchased at $146,001,217 on 3/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 2/9/2015, with a market value of $149,132,271	146,000,000	146,000,000
Agreement with Morgan Stanley & Co., Inc., 0.240%, dated 2/26/2010, to be repurchased at $50,001,000 on 3/1/2010, collateralized by Corporate Bonds with various maturities to 10/15/2099, with a market value of $53,200,128	50,000,000	50,000,000
Agreement with Morgan Stanley & Co., Inc., Private Label CMO, 0.340%, dated 2/26/2010, to be repurchased at $150,004,250 on 3/1/2010, collateralized by Collateralized Mortgage Obligations with various maturities to 1/15/2049, with a market value of $160,837,799	150,000,000	150,000,000

Total Repurchase Agreements		903,582,823

Trust Demand Notes — 3.4%

Broker/Dealers — 3.4%
JPMorgan Securities, Inc., 0.390%, 3/1/2010 (4)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

Total Investments — 100.0% (at amortized cost)		4,241,872,223
Other Assets and Liabilities — 0.0%		514,218

Total Net Assets — 100.0%		$4,242,386,441

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	5.9%
Commercial Paper	47.5
Municipals	6.2
Notes-Variable	15.7
Repurchase Agreements	21.3
Trust Demand Notes	3.4
Other Assets and Liabilities, Net	0.0

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2010.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2010 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2010.
(5)	Purchased on a when-issued or delayed delivery basis.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2010, these securities amounted to:

Fund	Amount	% of Total Net Assets
Emerging Markets Equity Fund	$1,360,750	2.36%
Ultra Short-Tax Free Fund	500,000	0.32
Short-Term Income Fund	12,182,486	11.25
Short-Intermediate Bond Fund	26,632,117	15.10
Government Income Fund	14,000,329	3.29
Corporate Income Fund	2,856,298	8.06
Aggregate Bond Fund	40,444,396	15.05
Core Plus Bond Fund	3,411,875	4.97
Tax-Free Money Market Fund	49,121,375	5.40
Prime Money Market Fund	1,290,244,877	30.41

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.
(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.
(9)	Securities that are subject to alternative minimum tax represent 9.52% of the Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value.
(10)	Securities have redemption features that may delay redemption beyond seven days.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Issue is in default or bankruptcy.
(13)	Please refer to Note 5 in the Notes to Financial Statements.

The following acronyms are used throughout this report:

ACA         —American Capital Access Corporation

ADED      —Arkansas Department of Economic Development

ADR         —American Depository Receipt

AGC         —Assured Guaranty Corporation

AGM        —Federal Agricultural Mortgage Corporation

AMBAC   —American Municipal Bond Assurance Corporation

AMT         —Alternative Minimum Tax

BHAC      —Berkshire Hathaway Assurance Corporation

BMA         —Bond Market Association

CFC         —National Rural Utilities Cooperative Finance Corporation

CIFG        —CDC IXIS Financial Guaranty

COLL       —Collateralized

FGIC        —Financial Guaranty Insurance Corporation

FHA         —Federal Housing Administration

FHLB       —Federal Home Loan Bank

FHLMC   —Federal Home Loan Mortgage Corporation

FNMA      —Federal National Mortgage Association

FRN         —Floating Rate Note

FSA          —Financial Security Assurance Corporation

GDR         —Global Depository Receipt

GNMA     —Government National Mortgage Association

GO           —Government Obligation

HFDC      —Health Facility Development Corporation

HUD        —Department of Housing and Urban Development

IDC          —Industrial Development Corporation

IMI           —Investors Mortgage Insurance Company

INS           —Insured

LIQ           —Liquidity Agreement

LLC          —Limited Liability Corporation

LOC         —Letter of Credit

LP             —Limited Partnership

LT             —Limited Tax

MBIA       —Municipal Bond Insurance Association

MHF        —Maryland Housing Fund

MTN        —Medium Term Note

NATL-RE—NationalRural Utilities Cooperative Finance   Corporation Reinsurance

PCA          —Pollution Control Authority

PLC          —Public Limited Company

PSF           —Permanent School Fund Guaranteed

PUFG       —Permanent University Fund Guarantee

RADIAN —RadianAsset Assurance

REITs       —Real Estate Investment Trusts

REMIC    —Real Estate Mortgage Investment Conduit

TCRs        —Transferable Custody Receipts

TRANs     —Tax and Revenue Anticipation Notes

UT            —Unlimited Tax

VRNs       —Variable Rate Notes

XLCA       —XL Capital Assurance

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
Assets:
Investments in securities, at value	$211,808,030	(1)	$217,962,073	(1)	$297,784,064	(1)	$306,613,296	(1)
Investments in repurchase agreements	2,485,855		6,569,932		3,492,614		3,683,898
Dividends and interest receivable	499,636		222,563		491,390		88,501
Receivable for investments sold	1,123,925		—		—		3,378,022
Receivable for capital stock sold	963,694		1,568,320		907,498		1,673,047
Prepaid expenses	33,923		30,626		34,758		34,529

Total assets	216,915,063		226,353,514		302,710,324		315,471,293
Liabilities:
Payable for capital stock redeemed	87,396		28,433		66,728		178,385
Payable for investments purchased	1,389,179		—		—		3,684,867
Payable for return of securities lending collateral	27,695,044		49,904,183		62,254,509		93,988,416
Call options written, at value (premium received $292,612)	441,783		—		—		—
Payable to affiliates (Note 5)	124,774		112,286		172,008		142,574
Other liabilities	58,105		63,372		80,500		54,747

Total liabilities	29,796,281		50,108,274		62,573,745		98,048,989

Total net assets	$187,118,782		$176,245,240		$240,136,579		$217,422,304

Net Assets Consist of:
Paid-in-capital	$207,222,315		$191,399,834		$243,948,732		$226,451,949
Net unrealized appreciation on investments and options	24,764,353		21,041,860		28,522,865		38,876,384
Accumulated net realized loss on investments and options	(45,242,263)		(36,288,879)		(32,629,612)		(47,421,649)
Undistributed net investment income (distributions in excess of net investment income)	374,377		92,425		294,594		(484,380)

Total net assets	$187,118,782		$176,245,240		$240,136,579		$217,422,304

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited shares authorized, $0.0001 per share par value)
Investor Class of Shares:
Net asset value, offering price and redemption proceeds per share	$10.11		$10.73		$10.75		$14.88
Advisor Class of Shares:
Net asset value and redemption proceeds per share	$10.11		$10.73		$10.75		$14.88
Offering price per share	$10.73	(2)	$11.38	(2)	$11.41	(2)	$15.79	(2)
Institutional Class of shares:
Net asset value, offering price and redemption proceeds per share	$10.12		$10.76		$10.73		$14.95
Net Assets:
Investor class of shares	$79,557,133		$64,393,592		$128,902,600		$65,107,640
Advisor class of shares	6,631,063		5,881,135		6,673,166		3,688,704
Institutional class of shares	100,930,586		105,970,513		104,560,813		148,625,960

Total net assets	$187,118,782		$176,245,240		$240,136,579		$217,422,304

Shares Outstanding:
Investor class of shares	7,871,132		6,002,755		11,994,459		4,374,815
Advisor class of shares	656,069		548,232		620,966		247,858
Institutional class of shares	9,974,979		9,851,044		9,745,341		9,942,364

Total shares outstanding	18,502,180		16,402,031		22,360,766		14,565,037

Investments, at identified cost	$189,380,361		$203,490,145		$272,753,813		$271,420,810

(1)	Including $27,083,455, $48,802,147, $60,879,738 and $91,912,864, respectively, of securities on loan.
(2)	Computation of offering price per share 100/94.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Small-Cap Growth Fund		International Stock Fund		Emerging Markets Equity Fund
Assets:
Investments in securities, at value	$438,796,066	(1)	$85,433,390	(1)	$55,476,991
Investments in repurchase agreements	8,368,048		2,540,906		2,010,237
Cash denominated in foreign currencies	—		514,734	(2)	414,252	(2)
Dividends and interest receivable	28,148		374,692		64,462
Receivable for investments sold	7,196,189		545,598		47,324
Receivable for capital stock sold	1,790,731		63,188		383,965
Prepaid expenses	37,529		28,142		28,373

Total assets	456,216,711		89,500,650		58,425,604
Liabilities:
Payable for capital stock redeemed	677,914		69,345		1,176
Payable for investments purchased	8,258,146		558,025		704,207
Payable for return of securities lending collateral	127,248,609		14,412,786		—
Payable for foreign tax expense	—		9,726		4,969
Payable to affiliates (Note 5)	273,108		42,494		30,109
Other liabilities	67,516		59,529		132,477

Total liabilities	136,525,293		15,151,905		872,938

Total net assets	$319,691,418		$74,348,745		$57,552,666

Net Assets Consist of:
Paid-in-capital	$314,781,222		$198,199,908		$43,271,055
Net unrealized appreciation on investments and foreign currency translation	50,328,733		6,317,944		13,333,037
Accumulated net realized gain (loss) on investments and foreign currency transactions	(43,892,355)		(129,618,833)		1,420,335
Distributions in excess of net investment income	(1,526,182)		(550,274)		(471,761)

Total net assets	$319,691,418		$74,348,745		$57,552,666

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited shares authorized, $0.0001 per share par value)
Investor Class of Shares:
Net asset value, offering price and redemption proceeds per share	$14.72		$8.65		$15.34
Advisor Class of Shares:
Net asset value and redemption proceeds per share	$14.72		$8.65		$15.34
Offering price per share	$15.62	(3)	$9.18	(3)	$16.28	(3)
Institutional Class of Shares:
Net asset value, offering price and redemption proceeds per share	$14.79		$8.76		$15.35
Net Assets:
Investor class of shares	$143,385,613		$29,135,225		$11,142,804
Advisor class of shares	16,015,074		2,735,852		383,376
Institutional class of shares	160,290,731		42,477,668		46,026,486

Total net assets	$319,691,418		$74,348,745		$57,552,666

Shares Outstanding:
Investor class of shares	9,744,120		3,367,770		726,571
Advisor class of shares	1,088,345		316,234		24,997
Institutional class of shares	10,835,834		4,850,387		2,997,536

Total shares outstanding	21,668,299		8,534,391		3,749,104

Investments, at identified cost	$396,835,381		$81,665,465		$44,153,212

(1)	Including $124,438,571 and $14,094,508, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies are $517,441 and $413,614, respectively.
(3)	Computation of offering price per share 100/94.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Ultra Short Tax-Free Fund (1)		Short-Term Income Fund		Short- Intermediate Bond Fund		Intermediate Tax-Free Fund
Assets:
Investments in securities, at value	$157,815,586	(2)	$103,380,095	(3)	$217,465,831	(3)	$263,263,860	(2)
Investments in repurchase agreements	—		15,996,778		12,183,536		—
Cash	329		—		—		—
Cash held at broker	30,080		—		—		68,821
Dividends receivable	12,641		20,423		—		8,840
Interest receivable	1,034,600		458,931		945,179		2,594,667
Receivable for investments sold	67,112		—		—		490,142
Receivable for capital stock sold	1,765,450		428,965		1,254,367		2,983,121
Receivable from affiliates (Note 5)	79		547		—		—
Prepaid expenses	21,544		26,877		30,446		41,063

Total assets	160,747,421		120,312,616		231,879,359		269,450,514
Liabilities:
Payable for capital stock redeemed	—		10,472		33,236		355,483
Payable for investments purchased	5,278,155		5,369,487		1,995,820		7,625,914
Payable for return of securities lending collateral	—		6,482,333		53,310,447		—
Payable for income distribution	146,981		94,542		82,819		418,835
Payable to affiliates (Note 5)	17,263		18,437		65,737		67,332
Other liabilities	10,880		28,583		47,879		16,625

Total liabilities	5,453,279		12,003,854		55,535,938		8,484,189

Total net assets	$155,294,142		$108,308,762		$176,343,421		$260,966,325

Net Assets Consist of:
Paid-in-capital	$155,079,567		$115,971,459		$220,118,815		$252,550,575
Net unrealized appreciation (depreciation) on investments	223,380		(1,848,606)		(6,522,998)		7,935,872
Accumulated net realized gain (loss) on investments and futures contracts	598		(5,892,265)		(38,090,002)		473,249
Undistributed net investment income (distributions in excess of net investment income)	(9,403)		78,174		837,606		6,629

Total net assets	$155,294,142		$108,308,762		$176,343,421		$260,966,325

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited shares authorized, $0.0001 per share par value)
Investor Class of Shares:
Net asset value, offering price and redemption proceeds per share	$10.04		$9.18		$9.45		$10.54
Advisor Class of Shares:
Net asset value and redemption proceeds per share	$—		$9.18		$9.45		$—
Offering price per share	$—		$9.37	(4)	$9.82	(5)	$—
Institutional Class of Shares:
Net asset value, offering price and redemption proceeds per share	$10.03		$9.19		$9.44		$—
Net Assets:
Investor class of shares	$25,065,171		$42,038,063		$59,200,119		$260,966,325
Advisor class of shares	—		2,811,068		4,974,366		—
Institutional class of shares	130,228,971		63,459,631		112,168,936		—

Total net assets	$155,294,142		$108,308,762		$176,343,421		$260,966,325

Shares Outstanding:
Investor class of shares	2,495,906		4,581,440		6,263,284		24,754,210
Advisor class of shares	—		306,151		526,447		—
Institutional class of shares	12,978,889		6,908,455		11,877,752		—

Total shares outstanding	15,474,795		11,796,046		18,667,483		24,754,210

Investments, at identified cost	$157,592,206	(2)	$121,225,479		$236,172,365		$255,327,988	(2)

(1)	Commenced operations on October 1, 2009.
(2)	Market value of affiliated entities as of February 28, 2010 were $25,155,992 and $14,862,303, respectively. Cost of affiliated entities as of February 28, 2010 were $25,155,992 and $14,862,303, respectively.
(3)	Including $6,339,183 and $52,133,190, respectively, of securities on loan.
(4)	Computation of offering price per share 100/98.00 of net asset value.
(5)	Computation of offering price per share 100/96.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Government Income Fund		Corporate Income Fund		Aggregate Bond Fund		Core Plus Bond Fund
Assets:
Investments in securities, at value	$547,435,319	(1)	$36,183,812	(2)	$326,707,184	(1)	$68,412,569	(2)
Investments in repurchase agreements	30,501,350		—		33,021,188		—
Dividends and interest receivable	1,531,696		397,950		1,671,517		644,684
Receivable for investments sold	2,084		—		—		—
Receivable for capital stock sold	288,116		70,788		567,815		215,192
Receivable from affiliates (Note 5)	—		5,023		—		—
Prepaid expenses	34,308		28,013		24,977		21,227

Total assets	579,792,873		36,685,586		361,992,681		69,293,672
Liabilities:
Payable for capital stock redeemed	367,934		—		407		—
Payable for investments purchased	26,538,195		1,196,157		17,107,213		648,641
Payable for return of securities lending collateral	126,277,550		—		75,835,534		—
Payable for income distribution	274,324		25,376		125,397		11,423
Payable to affiliates (Note 5)	201,880		5,220		101,280		14,863
Other liabilities	120,404		15,526		39,141		8,819

Total liabilities	153,780,287		1,242,279		93,208,972		683,746

Total net assets	$426,012,586		$35,443,307		$268,783,709		$68,609,926

Net Assets Consist of:
Paid-in-capital	$420,857,286		$32,231,877		$264,408,818		$64,008,530
Net unrealized appreciation on investments	8,305,474		3,164,561		3,897,495		4,616,985
Accumulated net realized gain (loss) on investments	(3,729,345)		72,976		301,219		111,347
Undistributed net investment income (distributions in excess of net investment income)	579,171		(26,107)		176,177		(126,936)

Total net assets	$426,012,586		$35,443,307		$268,783,709		$68,609,926

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited shares authorized, $0.0001 per share par value)
Investor Class of Shares:
Net asset value, offering price and redemption proceeds per share	$9.76		$11.87		$10.61		$11.00
Advisor Class of Shares:
Net asset value and redemption proceeds per share	$9.76		$11.87		$10.61		$—
Offering price per share	$10.14	(3)	$12.33	(3)	$11.02	(3)	$—
Institutional Class of Shares:
Net asset value, offering price and redemption proceeds per share	$9.75		$11.87		$10.61		$11.00
Net Assets:
Investor class of shares	$283,071,756		$10,495,631		$105,524,436		$33,207,836
Advisor class of shares	5,354,109		1,976,763		1,796,533		—
Institutional class of shares	137,586,721		22,970,913		161,462,740		35,402,090

Total net assets	$426,012,586		$35,443,307		$268,783,709		$68,609,926

Shares Outstanding:
Investor class of shares	29,008,594		884,497		9,948,589		3,019,522
Advisor class of shares	548,750		166,548		169,373		—
Institutional class of shares	14,106,809		1,935,753		15,224,555		3,218,604

Total shares outstanding	43,664,153		2,986,798		25,342,517		6,238,126

Investments, at identified cost	$569,631,195		$33,019,251	(2)	$355,830,877		$63,795,584	(2)

(1)	Including $123,488,956 and 74,160,855, respectively, of securities on loan.
(2)	Market value of affiliated entities as of February 28, 2010 were $2,182,729 and $1,256,575, respectively. Cost of affiliated entities as of February 28, 2010 were $2,182,729 and $1,256,575, respectively.
(3)	Computation of offering price per share 100/96.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in securities, at value	$370,083,753	$908,328,221	$3,338,289,400
Investments in repurchase agreements	484,874,179	—	903,582,823
Cash	—	3,184	—
Interest receivable	101,821	2,475,944	1,007,948
Receivable for capital stock sold	—	3,308	616,750
Prepaid expenses	48,591	55,146	87,200

Total assets	855,108,344	910,865,803	4,243,584,121
Liabilities:
Payable for income distribution	3,518	299,358	242,027
Payable to affiliates (Note 5)	94,328	171,017	759,005
Other liabilities	26,499	32,869	196,648

Total liabilities	124,345	503,244	1,197,680

Total net assets	$854,983,999	$910,362,559	$4,242,386,441

Net Assets Consist of:
Paid-in-capital	$854,983,999	$910,173,871	$4,242,668,183
Accumulated net realized gain (loss) on investments	—	188,635	(322,440)
Undistributed net investment income	—	53	40,698

Total net assets	$854,983,999	$910,362,559	$4,242,386,441

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited shares authorized, $0.0001 per share par value)
Investor Class of Shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Advisor Class of Shares:
Net asset value and redemption proceeds per share	$—	$—	$1.00
Institutional Class of Shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Net Assets:
Investor class of shares	$523,903,911	$384,150,728	$1,898,470,354
Advisor class of shares	—	—	80,432,410
Institutional class of shares	331,080,088	526,211,831	2,263,483,677

Total net assets	$854,983,999	$910,362,559	$4,242,386,441

Shares Outstanding:
Investor class of shares	523,904,182	384,073,772	1,898,654,360
Advisor class of shares	—	—	80,461,971
Institutional class of shares	331,079,817	526,100,099	2,263,551,845

Total shares outstanding	854,983,999	910,173,871	4,242,668,176

Investments, at identified cost	$854,957,932	$908,328,221	$4,241,872,223

(See Notes which are an integral part of the Financial Statements)

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Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations	Marshall Funds

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund
Investment Income:
Dividend income	$2,041,985	$1,006,373	$1,881,020	$547,628
Interest income	886	1,044	2,524	1,851
Securities lending income	49,055	87,284	84,334	110,863

Total income	2,091,926	1,094,701	1,967,878	660,342
Expenses:
Investment adviser fee (Note 5)	717,497	648,679	866,457	775,000
Shareholder services fees (Note 5)—
Investor class of shares	100,635	76,918	156,388	74,933
Advisor class of shares	8,420	7,186	8,227	4,371
Administrative fees (Note 5)	88,491	80,004	106,863	95,583
Portfolio accounting fees	45,435	42,714	50,503	47,796
Recordkeeping fees (Note 5)	87,436	95,229	107,745	81,783
Custodian fees (Note 5)	19,133	17,298	23,106	20,667
Registration fees	23,199	21,791	22,926	22,326
Auditing fees	12,198	12,198	12,198	12,198
Legal fees	2,941	2,941	2,941	2,941
Printing and postage	13,267	13,517	22,080	12,686
Directors’ fees	8,347	8,347	8,347	8,347
Insurance premiums	975	818	1,112	973
Miscellaneous	6,227	6,126	6,275	6,127

Total expenses	1,134,201	1,033,766	1,395,168	1,165,731
Deduct (Note 5)—
Expense waivers	(27,528)	(32,396)	(22,644)	(21,245)

Net expenses	1,106,673	1,001,370	1,372,524	1,144,486

Net investment income (loss)	985,253	93,331	595,354	(484,144)
Net Realized and Unrealized Gain on Investments and Options:
Net realized gain on investment transactions	420,897	10,970,176	8,583,664	19,139,638
Net realized gain (loss) on options	(579,832)	33,399	—	—
Net change in unrealized appreciation on investments and options	14,565,858	7,526,604	17,596,757	15,474,368

Net realized and unrealized gain on investments and options	14,406,923	18,530,179	26,180,421	34,614,006

Change in net assets resulting from operations	$15,392,176	$18,623,510	$26,775,775	$34,129,862

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations	Marshall Funds

	Small-Cap Growth Fund	International Stock Fund	Emerging Markets Equity Fund
Investment Income:
Dividend income	$266,080	$581,597 (1)	$268,566 (1)
Interest income	3,162	195	132
Securities lending income	179,777	17,659	—

Total income	449,019	599,451	268,698
Expenses:
Investment adviser fee (Note 5)	1,395,791	443,445	277,692
Shareholder services fees (Note 5)—
Investor class of shares	149,970	38,773	13,269
Advisor class of shares	18,156	3,567	285
Administrative fees (Note 5)	127,927	41,019	25,687
Portfolio accounting fees	57,101	8,492	5,614
Recordkeeping fees (Note 5)	108,189	69,112	49,594
Custodian fees (Note 5)	26,337	84,368	89,035
Registration fees	21,760	24,276	20,771
Auditing fees	12,198	12,198	12,198
Legal fees	2,941	2,941	2,941
Printing and postage	17,687	12,911	2,447
Directors’ fees	8,347	8,347	8,347
Insurance premiums	1,219	577	59
Miscellaneous	6,226	11,481	5,636

Total expenses	1,953,849	761,507	513,575
Deduct (Note 5)—
Expense waivers	(40,303)	(185,216)	(152,820)

Net expenses	1,913,546	576,291	360,755

Net investment income (loss)	(1,464,527)	23,160	(92,057)
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investment transactions	43,905,279	10,253,324 (2)	2,005,918 (2)
Net realized loss on foreign currency contracts	—	(144,389)	(16,602)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	15,675,906	(7,498,197)	3,096,187

Net realized and unrealized gain on investments and foreign currency	59,581,185	2,610,738	5,085,503

Change in net assets resulting from operations	$58,116,658	$2,633,898	$4,993,446

(1)	Net of foreign taxes withheld of $207,609 and $31,007, respectively.
(2)	Net of foreign taxes withheld of $96,669 and $42,705, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations	Marshall Funds

	Ultra Short Tax-Free Fund (1)		Short-Term Income Fund	Short- Intermediate Bond Fund	Intermediate Tax-Free Fund
Investment Income:
Dividend income	$35,749	(2)	$160,318	$—	$39,251 (2)
Interest income	532,145		1,628,757	3,154,562	3,951,289
Securities lending income	—		4,046	88,018	—

Total income	567,894		1,793,121	3,242,580	3,990,540
Expenses:
Investment adviser fee (Note 5)	63,921		104,240	353,790	554,935
Shareholder services fees (Note 5)—
Investor class of shares	13,193		41,990	74,127	231,223
Advisor class of shares	—		2,652	6,134	—
Administrative fees (Note 5)	29,564		48,211	81,814	85,543
Portfolio accounting fees	16,620		38,735	46,325	42,727
Recordkeeping fees (Note 5)	19,408		36,838	51,722	30,255
Custodian fees (Note 5)	6,392		10,424	17,689	18,485
Registration fees	17,403		21,173	21,575	18,832
Auditing fees	10,079		12,198	12,198	12,198
Legal fees	2,028		2,941	2,941	2,941
Printing and postage	1,353		4,717	11,265	1,790
Directors’ fees	6,895		8,347	8,347	8,347
Insurance premiums	225		490	922	716
Miscellaneous	4,507		6,373	6,324	5,926

Total expenses	191,588		339,329	695,173	1,013,918
Deduct (Note 5)—
Expense waivers	(83,381)		(112,267)	(128,452)	(505,227)

Net expenses	108,207		227,062	566,721	508,691

Net investment income	459,687		1,566,059	2,675,859	3,481,849
Net Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investment transactions	518		207,274	2,513,192	832,632
Net realized gain (loss) on futures contracts	80		154,088	—	(41,133)
Net change in unrealized appreciation on investments and futures contracts	223,380		1,976,338	5,665,362	3,859,822

Net realized and unrealized gain on investments and futures contracts	223,978		2,337,700	8,178,554	4,651,321

Change in net assets resulting from operations	$683,665		$3,903,759	$10,854,413	$8,133,170

(1)	Reflects operations for the period from October 1, 2009 (commencement of operations) to February 28, 2010.
(2)	Dividend income from investments in affiliated entities as of February 28, 2010 were $34,749 and $39,251, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations	Marshall Funds

	Government Income Fund	Corporate Income Fund		Aggregate Bond Fund	Core Plus Bond Fund
Investment Income:
Dividend income	$—	$2,779	(1)	$—	$5,797	(1)
Interest income	9,519,790	731,164		4,959,989	1,335,829
Securities lending income	174,009	—		105,996	—

Total income	9,693,799	733,943		5,065,985	1,341,626
Expenses:
Investment adviser fee (Note 5)	866,341	33,609		499,478	77,845
Shareholder services fees (Note 5)—
Investor class of shares	346,613	9,371		116,421	34,956
Advisor class of shares	6,036	2,081		2,123	—
Administrative fees (Note 5)	193,395	12,435		115,296	28,803
Portfolio accounting fees	83,621	23,301		57,542	25,018
Recordkeeping fees (Note 5)	148,271	23,313		54,093	38,677
Custodian fees (Note 5)	34,056	2,689		24,696	6,228
Registration fees	24,713	20,694		22,598	14,991
Auditing fees	12,198	12,198		12,198	12,198
Legal fees	2,941	2,941		2,941	2,941
Printing and postage	34,573	2,268		8,277	2,279
Directors’ fees	8,347	8,347		8,347	8,347
Insurance premiums	2,330	155		1,154	287
Miscellaneous	6,720	5,273		6,226	4,869

Total expenses	1,770,155	158,675		931,390	257,439
Deduct (Note 5)—
Expense waivers	(226,287)	(73,282)		(126,063)	(51,223)

Net expenses	1,543,868	85,393		805,327	206,216

Net investment income	8,149,931	648,550		4,260,658	1,135,410
Net Realized and Unrealized Gain on Investments:
Net realized gain on investment transactions	5,228,057	98,493		2,246,092	229,486
Net change in unrealized appreciation on investments	6,290,138	739,536		7,512,155	990,791

Net realized and unrealized gain on investments	11,518,195	838,029		9,758,247	1,220,277

Change in net assets resulting from operations	$19,668,126	$1,486,579		$14,018,905	$2,355,687

(1)	Dividend income from investments in affiliated entities as of February 28, 2010 were $2,779 and $5,797, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations	Marshall Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Interest income	$1,299,865	$4,010,555	$11,484,687

Total income	1,299,865	4,010,555	11,484,687
Expenses:
Investment adviser fee (Note 5)	856,244	948,582	3,289,332
Shareholder services fees (Note 5)—
Investor class of shares	613,097	492,572	2,435,045
Advisor class of shares	—	—	105,916
Administrative fees (Note 5)	131,080	145,230	724,844
Portfolio accounting fees	73,577	83,835	228,361
Recordkeeping fees (Note 5)	17,974	41,252	245,993
Custodian fees (Note 5)	55,209	59,826	249,317
Registration fees	26,424	30,340	42,080
Auditing fees	12,198	12,198	12,198
Legal fees	2,941	2,941	2,941
Printing and postage	3,439	4,889	35,720
Directors’ fees	8,347	8,347	8,347
Insurance premiums	4,429	4,977	27,123
Distribution services fees (Note 5)—
Advisor class of shares	—	—	127,099
Treasury temporary guarantee program fees	14,668	15,926	101,142
Miscellaneous	12,283	9,606	24,607

Total expenses	1,831,910	1,860,521	7,660,065
Deduct (Note 5)—
Expense waivers	(746,294)	(403,441)	(512,430)

Net expenses	1,085,616	1,457,080	7,147,635

Net investment income	214,249	2,553,475	4,337,052
Net Realized and Unrealized Gain on Investments:
Net realized gain on investment transactions	—	230,425	—

Net realized and unrealized gain on investments	—	230,425	—

Change in net assets resulting from operations	$214,249	$2,783,900	$4,337,052

(See Notes which are an integral part of the Financial Statements)

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Statements of Changes in Net Assets

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$985,253	$3,658,417	$93,331	$797,241	$595,354	$1,431,475
Net realized gain (loss) on investments	420,897	(37,102,984)	10,970,176	(44,588,911)	8,583,664	(39,972,514)
Net realized gain (loss) on options	(579,832)	(2,722,126)	33,399	(30,820)	—	—
Net realized loss on foreign currency contracts	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translation	14,565,858	(17,574,982)	7,526,604	(1,745,548)	17,596,757	(5,079,717)

Change in net assets resulting from operations	15,392,176	(53,741,675)	18,623,510	(45,568,038)	26,775,775	(43,620,756)
Distributions to Shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(624,137)	(1,377,504)	(144,241)	(58,726)	(775,449)	(294,257)
Advisor class of shares	(51,428)	(121,809)	(13,229)	(6,116)	(40,877)	(15,316)
Institutional class of shares	(946,954)	(2,178,950)	(392,103)	(183,732)	(906,429)	(469,726)
Distributions to shareholders from net realized gain on investments—
Investor class of shares	—	(24,221)	—	—	—	(7,232,389)
Advisor class of shares	—	(2,159)	—	—	—	(376,448)
Institutional class of shares	—	(33,771)	—	—	—	(5,222,252)

Change in net assets resulting from distributions to shareholders	(1,622,519)	(3,738,414)	(549,573)	(248,574)	(1,722,755)	(13,610,388)
Capital Stock Transactions—
Proceeds from sale of shares	10,424,082	44,072,604	9,172,423	17,652,264	21,900,503	54,552,954
Net asset value of shares issued to shareholders in payment of distributions declared	1,269,116	2,755,463	472,921	207,088	1,464,901	13,064,375
Cost of shares redeemed	(30,409,574)	(63,303,444)	(13,156,700)	(42,772,972)	(27,692,582)	(65,811,665)
Redemption fees	1,460	13,224	512	5,351	6,977	22,150

Change in net assets resulting from capital stock transactions	(18,714,916)	(16,462,153)	(3,510,844)	(24,908,269)	(4,320,201)	1,827,814

Change in net assets	(4,945,259)	(73,942,242)	14,563,093	(70,724,881)	20,732,819	(55,403,330)
Net Assets:
Beginning of period	192,064,041	266,006,283	161,682,147	232,407,028	219,403,760	274,807,090

End of period	$187,118,782	$192,064,041	$176,245,240	$161,682,147	$240,136,579	$219,403,760

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$374,377	$1,011,643	$92,425	$548,667	$294,594	$1,421,995

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Emerging Markets Equity Fund
Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Period Ended August 31, 2009 (1)

$(484,144)	$175,524	$(1,464,527)	$(132,694)	$23,160	$2,292,080	$(92,057)	$263,214
19,139,638	(64,892,778)	43,905,279	(56,881,191)	10,253,324	(128,611,259)	2,005,918	1,208,988
—	—	—	—	—	—	—	—
—	—	—	—	(144,389)	(759,754)	(16,602)	(56,437)

15,474,368	9,856,388	15,675,906	7,731,452	(7,498,197)	32,204,904	3,096,187	10,236,850

34,129,862	(54,860,866)	58,116,658	(49,282,433)	2,633,898	(94,874,029)	4,993,446	11,652,615

—	—	—	—	(898,288)	(1,659,132)	(110,836)	(1)
—	—	—	—	(80,632)	(127,818)	(2,648)	(1)
(168,039)	—	—	—	(1,543,296)	(5,360,807)	(475,490)	(7,843)

—	(2,368,141)	—	—	—	(1,365,721)	(363,626)	—
—	(162,618)	—	—	—	(105,214)	(8,688)	—
—	(5,871,904)	—	—	—	(3,501,067)	(1,404,060)	—

(168,039)	(8,402,663)	—	—	(2,522,216)	(12,119,759)	(2,365,348)	(7,845)

10,874,097	36,938,058	49,944,938	61,167,394	4,164,563	19,544,737	10,029,738	41,312,240

139,702	8,280,069	—	—	2,367,921	11,420,414	2,331,574	7,843
(20,100,050)	(36,830,656)	(31,147,610)	(64,112,223)	(46,597,319)	(157,501,245)	(3,260,406)	(7,141,214)
518	3,813	5,184	15,615	1,261	11,396	2	21

(9,085,733)	8,391,284	18,802,512	(2,929,214)	(40,063,574)	(126,524,698)	9,100,908	34,178,890

24,876,090	(54,872,245)	76,919,170	(52,211,647)	(39,951,892)	(233,518,486)	11,729,006	45,823,660

192,546,214	247,418,459	242,772,248	294,983,895	114,300,637	347,819,123	45,823,660	—

$217,422,304	$192,546,214	$319,691,418	$242,772,248	$74,348,745	$114,300,637	$57,552,666	$45,823,660

$(484,380)	$167,803	$(1,526,182)	$(61,655)	$(550,274)	$1,948,782	$(471,761)	$209,270

Statements of Changes in Net Assets

	Ultra Short Tax-Free Fund	Short-Term Income Fund		Short-Intermediate Bond Fund
	Period Ended February 28, 2010 (1) (Unaudited)	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations—
Net investment income	$459,687	$1,566,059	$3,856,145	$2,675,859	$11,335,124
Net realized gain (loss) on investments	518	207,274	(484,009)	2,513,192	(25,696,778)
Net realized gain (loss) on futures contracts	80	154,088	1,234,294	—	—
Net change in unrealized appreciation (depreciation) on investments	223,380	1,976,338	(1,018,950)	5,665,362	11,742,873

Change in net assets resulting from operations	683,665	3,903,759	3,587,480	10,854,413	(2,618,781)
Distributions to Shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(65,729)	(468,091)	(929,109)	(637,763)	(3,522,955)
Advisor class of shares	—	(29,581)	(74,503)	(52,786)	(245,180)
Institutional class of shares	(403,361)	(1,035,458)	(2,768,959)	(1,356,411)	(7,802,296)
Distributions to shareholders from net realized gain on investments—
Investor class of shares	—	—	—	—	—
Advisor class of shares	—	—	—	—	—
Institutional class of shares	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(469,090)	(1,533,130)	(3,772,571)	(2,046,960)	(11,570,431)
Capital Stock Transactions—
Proceeds from sale of shares	160,376,026	26,604,460	34,964,043	13,386,294	25,010,731
Net asset value of shares issued to shareholders in payment of distributions declared	98,319	1,004,124	2,360,767	1,432,714	7,171,019
Cost of shares redeemed	(5,394,778)	(18,936,830)	(43,086,968)	(30,324,850)	(135,539,691)
Redemption fees	—	504	6,109	2,759	17,622

Change in net assets resulting from capital stock transactions	155,079,567	8,672,258	(5,756,049)	(15,503,083)	(103,340,319)

Change in net assets	155,294,142	11,042,887	(5,941,140)	(6,695,630)	(117,529,531)
Net Assets:
Beginning of period	—	97,265,875	103,207,015	183,039,051	300,568,582

End of period	$155,294,142	$108,308,762	$97,265,875	$176,343,421	$183,039,051

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(9,403)	$78,174	$45,245	$837,606	$208,707

(1)	Reflects operations for the period from October 1, 2009 (commencement of operations) to February 28, 2010.
(2)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund		Government Income Fund		Corporate Income Fund		Aggregate Bond Fund
Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Period Ended August 31, 2009 (2)	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

$3,481,849	$4,335,027	$8,149,931	$25,972,522	$648,550	$530,849	$4,260,658	$12,773,846
832,632	(7,785)	5,228,057	(2,531,664)	98,493	130,245	2,246,092	(878,559)
(41,133)	(35,673)	—	—	—	—	—	—

3,859,822	2,750,077	6,290,138	17,393,033	739,536	2,425,025	7,512,155	4,310,970

8,133,170	7,041,646	19,668,126	40,833,891	1,486,579	3,086,119	14,018,905	16,206,257

(3,481,849)	(4,338,412)	(4,755,702)	(14,783,307)	(181,442)	(66,228)	(1,453,828)	(3,564,203)
—	—	(82,689)	(215,625)	(40,384)	(17,799)	(26,528)	(36,267)
—	—	(2,775,344)	(10,419,063)	(450,558)	(458,208)	(2,613,874)	(8,752,098)

(263,593)	(1,080,131)	—	(8,689,377)	(44,520)	—	—	(2,266,047)
—	—	—	(122,947)	(9,812)	—	—	(12,900)
—	—	—	(6,105,219)	(98,937)	—	—	(5,839,605)

(3,745,442)	(5,418,543)	(7,613,735)	(40,335,538)	(825,653)	(542,235)	(4,094,230)	(20,471,120)

133,163,076	76,962,316	34,359,676	67,099,740	12,924,336	19,934,005	45,135,340	39,059,871

1,495,930	1,982,797	5,845,115	33,118,837	761,419	528,018	3,309,768	18,157,966
(20,048,858)	(28,394,709)	(86,840,486)	(261,712,852)	(1,633,099)	(276,200)	(18,314,154)	(126,434,621)
7,208	15,530	7,231	29,522	18	—	3	3

114,617,356	50,565,934	(46,628,464)	(161,464,753)	12,052,674	20,185,823	30,130,957	(69,216,781)

119,005,084	52,189,037	(34,574,073)	(160,966,400)	12,713,600	22,729,707	40,055,632	(73,481,644)

141,961,241	89,772,204	460,586,659	621,553,059	22,729,707	—	228,728,077	302,209,721

$260,966,325	$141,961,241	$426,012,586	$460,586,659	$35,443,307	$22,729,707	$268,783,709	$228,728,077

$6,629	$6,629	$579,171	$42,975	$(26,107)	$(2,273)	$176,177	$9,749

Statements of Changes in Net Assets

	Core Plus Bond Fund		Government Money Market Fund		Tax-Free Money Market Fund
	Six Months Ended February 28, 2010 (Unaudited)	Period Ended August 31, 2009 (1)	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations—
Net investment income	$1,135,410	$1,002,425	$214,249	$6,652,735	$2,553,475	$13,936,462
Net realized gain on investments	229,486	27,629	—	—	230,425	93,085
Net change in unrealized appreciation on investments	990,791	3,626,194	—	—	—	—

Change in net assets resulting from operations	2,355,687	4,656,248	214,249	6,652,735	2,783,900	14,029,547
Distributions to Shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(546,348)	(314,249)	(24,426)	(3,275,339)	(770,807)	(5,434,826)
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	(713,725)	(772,233)	(189,823)	(3,377,396)	(1,782,668)	(8,501,636)
Distributions to shareholders from net realized gain on investments—
Investor class of shares	(31,288)	—	—	(1,039)	(17,180)	(51,421)
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	(39,316)	—	—	(763)	(24,610)	(68,421)

Change in net assets resulting from distributions to shareholders	(1,330,677)	(1,086,482)	(214,249)	(6,654,537)	(2,595,265)	(14,056,304)
Capital Stock Transactions—
Proceeds from sale of shares	15,391,087	51,829,308	2,830,414,363	5,689,170,966	812,704,021	1,891,525,219
Net asset value of shares issued to shareholders in payment of distributions declared	1,258,894	1,029,742	57,089	2,935,056	419,642	3,192,292
Cost of shares redeemed	(3,190,049)	(2,305,042)	(2,851,826,069)	(5,400,388,418)	(888,272,290)	(1,731,893,998)
Redemption fees	1,210	—	—	—	—	—

Change in net assets resulting from capital stock transactions	13,461,142	50,554,008	(21,354,617)	291,717,604	(75,148,627)	162,823,513

Change in net assets	14,486,152	54,123,774	(21,354,617)	291,715,802	(74,959,992)	162,796,756
Net Assets:
Beginning of period	54,123,774	—	876,338,616	584,622,814	985,322,551	822,525,795

End of period	$68,609,926	$54,123,774	$854,983,999	$876,338,616	$910,362,559	$985,322,551

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(126,936)	$(2,273)	$—	$—	$53	$53

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund
Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

$4,337,052	$65,697,817
—	20,606

—	—

4,337,052	65,718,423

(551,116)	(26,643,410)
(4,169)	(1,166,815)
(3,781,766)	(37,887,592)

—	—
—	—
—	—

(4,337,051)	(65,697,817)

7,269,017,104	15,565,296,803

1,065,136	16,650,552
(8,394,809,325)	(15,980,737,651)
—	—

(1,124,727,085)	(398,790,296)

(1,124,727,084)	(398,769,690)

5,367,113,525	5,765,883,215

$4,242,386,441	$5,367,113,525

$40,698	$40,697

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2005(3)	$14.20	$0.33	$1.00	$1.33	$(0.35)	$(0.72)	$(1.07)	$14.46	9.77%	1.22%	—%	2.30%	$328,848	103%
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.01	1.47	319,834	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	329,192	43
2008(3)	14.30	0.18	(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.11	103,979	40
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—	1.80	80,537	73
2010(3)(12)	9.42	0.05	0.72	0.77	(0.08)	—	(0.08)	10.11	8.14	1.29	0.03	0.90	79,557	41
Large-Cap Growth Fund
2005(3)	12.10	0.09	1.54	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	—	0.63	237,294	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00 (6)	218,109	134
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	246,811	75
2008(3)	13.73	(0.03)	(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.10)	74,507	122
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—	0.38	55,665	142
2010(3)(12)	9.64	(0.01)	1.12	1.11	(0.02)	—	(0.02)	10.73	11.57	1.31	0.04	(0.04)	64,394	49
Mid-Cap Value Fund
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	—	0.25	637,293	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47	595,968	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	572,444	62
2008(3)	15.63	0.06	(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	166,722	41
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—	0.64	122,051	63
2010(3)(12)	9.63	0.02	1.16	1.18	(0.06)	—	(0.06)	10.75	12.33	1.30	0.02	0.41	128,903	32
Mid-Cap Growth Fund
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.01	(0.72)	172,137	188
2006(3)	13.65	(0.09)	0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)	175,529	134
2007(3)	14.43	(0.10)	3.13	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	222,095	169
2008(3)	17.46	(0.30)	(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.58)	71,086	186
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—	(0.07)	53,443	224
2010(3)(12)	12.62	(0.04)	2.30	2.26	—	—	—	14.88	17.91	1.28	0.02	(0.64)	65,107	77
Small-Cap Growth Fund
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.01	(1.21)	155,327	195
2006(3)	16.02	(0.14)	1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)	193,170	148
2007(3)	16.44	(0.15)	4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	255,894	176
2008(3)	19.01	(0.22)	(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.92)	144,938	174
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—	(0.18)	102,186	233
2010(3)(12)	11.92	(0.07)	2.87	2.80	—	—	—	14.72	23.49	1.50	0.03	(1.18)	143,385	99
International Stock Fund
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.02	0.70	191,274	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75	233,098	146
2007(3)	16.41	0.21	2.64	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	267,675	98
2008(3)	17.34	0.19	(2.92)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	0.74	89,374	62
2009(3)	12.41	0.22	(3.19)	(2.97)	(0.33)	(0.27)	(0.60)	8.84	(22.94)	1.69	—	1.33	34,718	113
2010(3)(12)	8.84	0.01	0.06	0.07	(0.26)	—	(0.26)	8.65	0.72	1.45	0.42	(0.15)	29,135	69
Emerging Markets Equity Fund
2009(3)(9)	10.00	0.08	4.38	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.52	6,691	58
2010(3)(12)	14.45	(0.06)	1.63	1.57	(0.16)	(0.52)	(0.68)	15.34	10.64	1.50	0.56	(0.58)	11,143	18

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Ultra Short Tax-Free Fund
2010(3)(10)	$10.00	$0.05	$0.04	$0.09	$(0.05)	$—	$0.05	$10.04	0.87%	0.55%	0.26%	1.23%	$25,065	53%
Short-Term Income Fund
2005(3)	9.21	0.26	(0.10)	0.16	(0.34)	—	(0.34)	9.03	1.74	0.54	0.57	2.95	135,894	52
2006(3)	9.03	0.31	0.04	0.35	(0.38)	—	(0.38)	9.00	3.92	0.58	0.58	3.45	126,788	19
2007(3)	9.00	0.38	0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58	0.52	4.28	75,677	52
2008(3)	9.02	0.41	(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.48	28,232	47
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.60	0.27	4.11	29,403	49
2010(3)(12)	8.97	0.13	0.21	0.34	(0.13)	—	(0.13)	9.18	3.76	0.60	0.22	2.84	42,038	22
Short-Intermediate Bond Fund
2005(3)	9.50	0.35	(0.08)	0.27	(0.37)	—	(0.37)	9.40	2.90	0.73	0.30	3.70	646,961	357
2006(3)	9.40	0.40	(0.17)	0.23	(0.40)	—	(0.40)	9.23	2.56	0.73	0.30	4.39	690,447	430
2007(3)	9.23	0.43	(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75	0.26	4.56	359,507	421
2008(3)	9.16	0.44	(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80	0.06	4.69	95,322	293
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.80	0.14	5.64	59,653	360
2010(3)(12)	9.00	0.13	0.42	0.55	(0.10)	—	(0.10)	9.45	6.12	0.80	0.15	2.86	59,200	174
Intermediate Tax-Free Fund
2005(3)	10.61	0.37	(0.18)	0.19	(0.36)	(0.01)	(0.37)	10.43	1.83	0.61	0.50	3.48	90,619	57
2006(3)	10.43	0.35	(0.14)	0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65	0.51	3.48	80,217	31
2007(3)	10.03	0.36	(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60	0.53	3.56	82,037	48
2008(3)	9.93	0.39	0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55	0.58	3.84	89,772	196
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	0.55	0.58	4.14	141,961	92
2010(3)(12)	10.28	0.19	0.28	0.47	(0.19)	(0.02)	(0.21)	10.54	4.60	0.55	0.54	3.75	260,966	27
Government Income Fund
2005(3)	9.64	0.37	(0.03)	0.34	(0.38)	—	(0.38)	9.60	3.61	0.88	0.33	3.75	475,920	561
2006(3)	9.60	0.42	(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86	0.34	4.50	582,466	760
2007(3)	9.42	0.42	0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89	0.29	4.44	550,614	686
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.68	367,555	284
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.96	296,190	360
2010(3)(12)	9.49	0.17	0.26	0.43	(0.16)	—	(0.16)	9.76	4.60	0.80	0.10	3.68	283,072	176
Corporate Income Fund
2009(3)(9)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	0.80	1.04	5.07	5,570	38
2010(3)(12)	11.57	0.43	0.22	0.65	(0.28)	(0.07)	(0.35)	11.87	5.70	0.80	0.54	4.64	10,495	26
Aggregate Bond Fund
2007(3)(8)	10.00	0.11	0.10	0.21	(0.11)	—	(0.11)	10.10	2.11	0.80	0.14	4.38	59,013	129
2008(3)	10.10	0.47	(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32	0.80	0.08	4.64	79,471	333
2009(3)	10.01	0.50	0.48	0.98	(0.48)	(0.32)	(0.80)	10.19	11.12	0.80	0.12	5.40	76,892	445
2010(3)(12)	10.19	0.17	0.41	0.58	(0.16)	—	(0.16)	10.61	5.74	0.80	0.10	3.25	105,524	204
Core Plus Bond Fund
2009(3)(9)	10.00	0.25	0.82	1.07	(0.26)	—	(0.26)	10.81	10.83	0.80	0.32	4.02	21,057	26
2010(3)(12)	10.81	0.19	0.22	0.41	(0.21)	(0.01)	(0.22)	11.00	3.86	0.80	0.16	3.50	33,208	27

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)		Ratios to Average Net Assets (5)
											Net Expenses (2)		Expense waiver (2)		Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Government Money Market Fund
2005	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.11%		0.45%		0.18%		2.09%	$121,712	—%
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.16		0.45		0.17		4.09	92,339	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99		0.45		0.13		4.88	199,797	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19		0.45		0.10		2.91	309,487	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56		0.47	(11)	0.08		0.53	476,685	—
2010(12)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	(6)	0.29		0.24		0.01	523,904	—
Tax-Free Money Market Fund
2005(7)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.60		0.45		0.14		1.76	142,826	—
2006	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.84		0.45		0.13		2.85	192,603	—
2007	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.33		0.45		0.13		3.28	308,414	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57		0.45		0.09		2.48	424,211	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42		0.48	(11)	0.08		1.40	389,143	—
2010(12)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20		0.45		0.09		0.39	384,151	—
Prime Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.22		0.45		0.04		2.20	2,078,992	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.25		0.45		0.04		4.19	2,453,274	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.06		0.45		0.02		4.95	2,753,457	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.65		0.45		0.01		3.65	2,524,244	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15		0.49	(11)	0.00	(6)	1.16	2,240,416	—
2010(12)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.03		0.43		0.03		0.06	1,898,470	—

(1)	Based on net asset value.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from September 22, 2004 (commencement of operations) to August 31, 2005.
(8)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(9)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(10)	Reflects operations for the period from October 1, 2009 (commencement of operations) to February 28, 2010.
(11)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(12)	For the six months ended February 28, 2010 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2005(3)	$14.20	$0.32	$1.01	$1.33	$(0.35)	$(0.72)	$(1.07)	$14.46	9.77%	1.22%	0.25%	2.30%	$11,918	103%
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.05	1.47	12,110	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	12,213	43
2008(3)	14.30	0.16	(1.56)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.16	9,455	40
2009(3)	12.07	0.17	(2.65)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—	1.81	6,543	73
2010(3)(10)	9.42	0.05	0.72	0.77	(0.08)	—	(0.08)	10.11	8.14	1.29	0.03	0.90	6,631	41
Large-Cap Growth Fund
2005(3)	12.10	0.08	1.55	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	0.25	0.63	8,796	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.05	0.00 (6)	9,316	134
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	9,454	75
2008(3)	13.73	(0.01)	(0.75)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.07)	7,948	122
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—	0.38	5,405	142
2010(3)(10)	9.64	0.00	1.11	1.11	(0.02)	—	(0.02)	10.73	11.57	1.31	0.04	(0.04)	5,881	49
Mid-Cap Value Fund
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	0.25	0.25	12,497	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.05	0.47	12,914	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	12,782	62
2008(3)	15.63	0.04	(1.47)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	9,076	41
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—	0.63	6,238	63
2010(3)(10)	9.63	0.02	1.16	1.18	(0.06)	—	(0.06)	10.75	12.33	1.30	0.02	0.41	6,673	32
Mid-Cap Growth Fund
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.26	(0.72)	4,784	188
2006(3)	13.65	(0.10)	0.88	0.78	—	—	—	14.43	5.71	1.30	0.05	(0.64)	4,396	134
2007(3)	14.43	(0.11)	3.14	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	4,916	169
2008(3)	17.46	(0.10)	(0.26)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.55)	4,804	186
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—	(0.06)	3,245	224
2010(3)(10)	12.62	(0.04)	2.30	2.26	—	—	—	14.88	17.91	1.28	0.02	(0.64)	3,689	77
Small-Cap Growth Fund
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.26	(1.21)	6,173	195
2006(3)	16.02	(0.15)	1.94	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	0.04	(0.93)	6,976	148
2007(3)	16.44	(0.17)	4.07	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	7,992	176
2008(3)	19.01	(0.05)	(1.44)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.84)	15,423	174
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—	(0.19)	12,685	233
2010(3)(10)	11.92	(0.08)	2.88	2.80	—	—	—	14.72	23.49	1.50	0.03	(1.18)	16,015	99
International Stock Fund
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.27	0.70	5,449	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.05	0.75	7,739	146
2007(3)	16.41	0.20	2.65	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	7,771	98
2008(3)	17.34	0.18	(2.91)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	1.09	5,287	62
2009(3)	12.41	0.14	(3.11)	(2.97)	(0.33)	(0.27)	(0.60)	8.84	(22.94)	1.69	—	1.45	2,827	113
2010(3)(10)	8.84	0.00	0.07	0.07	(0.26)	—	(0.26)	8.65	0.72	1.45	0.43	(0.16)	2,736	69
Emerging Markets Equity Fund
2009(3)(7)	10.00	0.07	4.39	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.28	79	58
2010(3)(10)	14.45	(0.04)	1.61	1.57	(0.16)	(0.52)	(0.68)	15.34	10.64	1.50	0.53	(0.88)	383	18

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)		Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Net Expenses (2)		Expense waiver (2)	Net investment income (loss) (2)
Short-Term Income Fund
2005(3)	$9.21	$0.25	$(0.11)	$0.14	$(0.32)	$—	$(0.32)	$9.03	1.51%		0.77%		0.59%	2.72%	$2,792	52%
2006(3)	9.03	0.29	0.04	0.33	(0.36)	—	(0.36)	9.00	3.69		0.81		0.39	3.22	2,664	19
2007(3)	9.00	0.37	0.04	0.41	(0.39)	—	(0.39)	9.02	4.60		0.76		0.32	4.11	2,526	52
2008(3)	9.02	0.40	(0.10)	0.30	(0.40)	—	(0.40)	8.92	3.38		0.60		0.20	4.46	2,047	47
2009(3)	8.92	0.36	0.05	0.41	(0.35)	—	(0.35)	8.98	4.89		0.60		0.27	4.21	1,824	49
2010(3)(10)	8.98	0.13	0.20	0.33	(0.13)	—	(0.13)	9.18	3.64		0.60		0.22	2.84	2,811	22
Short-Intermediate Bond Fund
2005(3)	9.50	0.33	(0.08)	0.25	(0.35)	—	(0.35)	9.40	2.66		0.96		0.32	3.47	7,123	357
2006(3)	9.40	0.38	(0.17)	0.21	(0.38)	—	(0.38)	9.23	2.33		0.96		0.11	4.16	6,549	430
2007(3)	9.23	0.40	(0.07)	0.33	(0.40)	—	(0.40)	9.16	3.68		0.93		0.07	4.39	5,829	421
2008(3)	9.16	0.43	(0.26)	0.17	(0.43)	—	(0.43)	8.90	1.80		0.80		0.06	4.69	5,137	293
2009(3)	8.90	0.45	0.10	0.55	(0.46)	—	(0.46)	8.99	7.05		0.80		0.14	5.63	4,840	360
2010(3)(10)	8.99	0.13	0.43	0.56	(0.10)	—	(0.10)	9.45	6.24		0.80		0.15	2.86	4,974	174
Government Income Fund
2005(3)	9.64	0.34	(0.02)	0.32	(0.36)	—	(0.36)	9.60	3.37		1.11		0.35	3.52	6,519	561
2006(3)	9.60	0.40	(0.18)	0.22	(0.40)	—	(0.40)	9.42	2.34		1.09		0.15	4.27	6,425	760
2007(3)	9.42	0.41	0.01	0.42	(0.40)	—	(0.40)	9.44	4.53		1.07		0.11	4.27	5,808	686
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01		0.80		0.06	4.66	4,871	284
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26		0.80		0.10	4.95	4,516	360
2010(3)(10)	9.49	0.17	0.26	0.43	(0.16)	—	(0.16)	9.76	4.60		0.80		0.10	3.67	5,354	176
Corporate Income Fund
2009(3)(8)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.46		0.80		1.04	5.10	1,233	38
2010(3)(10)	11.57	0.46	0.19	0.65	(0.28)	(0.07)	(0.35)	11.87	5.71		0.80		0.54	4.66	1,977	26
Aggregate Bond Fund
2007(3)(7)	10.00	0.11	0.09	0.20	(0.11)	—	(0.11)	10.09	2.00		0.80		0.14	4.38	20	129
2008(3)	10.09	0.47	(0.03)	0.44	(0.46)	(0.06)	(0.52)	10.01	4.44		0.80		0.08	4.55	358	333
2009(3)	10.01	0.49	0.49	0.98	(0.48)	(0.32)	(0.80)	10.19	11.13		0.80		0.12	5.17	1,527	445
2010(3)(10)	10.19	0.17	0.41	0.58	(0.16)	—	(0.16)	10.61	5.74		0.80		0.10	3.25	1,797	204
Prime Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.91		0.75		0.04	1.90	75,993	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.94		0.75		0.04	3.89	90,776	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75		0.75		0.02	4.65	115,093	—
2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.34		0.75		0.01	3.20	140,379	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85		0.78	(9)	0.01	0.91	102,679	—
2010(10)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	(6)	0.49		0.27	0.01	80,432	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01, except for International Stock Fund, which was $0.01 for the year ended August 31, 2004.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(9)	Participation fees for the Treasury’s Temporary Guarantee Program in the Prime Money Market Fund amounted to 0.04%.
(10)	For the six months ended February 28, 2010 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2008(3)(9)	$12.99	$0.10	$(0.95)	$(0.85)	$(0.07)	$—	$(0.07)	$12.07	(6.57)%	1.00%	—%	1.54%	$152,572	40%
2009(3)	12.07	0.19	(2.64)	(2.45)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	—	2.04	104,984	73
2010(3)(13)	9.43	0.06	0.72	0.78	(0.09)	—	(0.09)	10.12	8.28	1.04	0.03	1.14	100,931	41
Large-Cap Growth Fund
2008(3)(9)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—	0.30	149,952	122
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	—	0.62	100,612	142
2010(3)(13)	9.67	0.01	1.12	1.13	(0.04)	—	(0.04)	10.76	11.68	1.06	0.04	0.20	105,970	49
Mid-Cap Value Fund
2008(3)(9)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—	0.59	99,009	41
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	—	0.90	91,115	63
2010(3)(13)	9.63	0.03	1.16	1.19	(0.09)	—	(0.09)	10.73	12.44	1.05	0.02	0.66	104,561	32
Mid-Cap Growth Fund
2008(3)(9)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—	(0.19)	171,529	186
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	—	0.18	135,858	224
2010(3)(13)	12.68	(0.03)	2.32	2.29	(0.02)	—	(0.02)	14.95	18.04	1.03	0.02	(0.39)	148,626	77
Small-Cap Growth Fund
2008(3)(9)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—	(0.49)	134,623	174
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	—	0.05	127,901	233
2010(3)(13)	11.97	(0.06)	2.88	2.82	—	—	—	14.79	23.56	1.25	0.03	(0.93)	160,291	99
International Stock Fund
2005(3)	11.11	0.16	2.32	2.48	(0.07)	—	(0.07)	13.52	22.38	1.23	0.02	0.95	168,128	150
2006(3)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24	0.02	1.00	188,715	146
2007(3)	16.61	0.24	2.68	2.92	(0.07)	(1.88)	(1.95)	17.58	18.65	1.20	0.02	1.48	250,012	98
2008(3)	17.58	0.23	(2.94)	(2.71)	(0.24)	(2.00)	(2.24)	12.63	(17.74)	1.23	—	1.58	253,158	62
2009(3)	12.63	0.29	(3.27)	(2.98)	(0.42)	(0.27)	(0.69)	8.96	(22.51)	1.44	—	1.64	76,756	113
2010(3)(13)	8.96	0.10	(0.01)	0.09	(0.29)	—	(0.29)	8.76	0.91	1.20	0.42	0.18	42,478	69
Emerging Markets Equity Fund
2009(3)(10)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	1.25	1.27	1.54	39,054	58
2010(3)(13)	14.47	(0.01)	1.59	1.58	(0.18)	(0.52)	(0.70)	15.35	10.68	1.25	0.55	(0.27)	46,027	18
Ultra Short Tax-Free Fund
2010(3)(11)	10.00	0.06	0.03	0.09	(0.06)	—	(0.06)	10.03	0.88	0.30	0.26	1.49	130,229	53
Short-Term Income Fund
2007(3)(8)	9.02	0.11	0.00	0.11	(0.11)	—	(0.11)	9.02	1.20	0.35	0.23	4.65	41,186	52
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35	0.20	4.69	72,928	47
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.35	0.27	4.47	66,039	49
2010(3)(13)	8.98	0.14	0.21	0.35	(0.14)	—	(0.14)	9.19	3.88	0.35	0.22	3.09	63,460	22
Short-Intermediate Bond Fund
2007(3)(8)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55	0.08	4.90	181,534	421
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55	0.06	4.94	200,110	293
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.55	0.14	5.89	118,546	360
2010(3)(13)	8.99	0.14	0.42	0.56	(0.11)	—	(0.11)	9.44	6.25	0.55	0.15	3.12	112,169	174
Government Income Fund
2007(3)(8)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55	0.13	4.87	141,305	686
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55	0.06	4.88	249,127	284
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.55	0.10	5.22	159,881	360
2010(3)(13)	9.49	0.19	0.25	0.44	(0.18)	—	(0.18)	9.75	4.62	0.55	0.10	3.93	137,587	176

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)		Expense waiver (2)		Net investment income (loss) (2)
Corporate Income Fund
2009(3)(10)	$10.00	$0.35	$1.58	$1.93	$(0.36)	$—	$(0.36)	$11.57	19.63%	0.55%		1.04%		4.88%	$15,927	38%
2010(3)(13)	11.57	0.47	0.20	0.67	(0.30)	(0.07)	(0.37)	11.87	5.83	0.55		0.54		4.89	22,971	26
Aggregate Bond Fund
2007(3)(8)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55		0.14		4.63	143,657	129
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55		0.08		4.87	222,380	333
2009(3)	10.01	0.52	0.48	1.00	(0.50)	(0.32)	(0.82)	10.19	11.40	0.55		0.12		5.66	150,309	445
2010(3)(13)	10.19	0.18	0.42	0.60	(0.18)	—	(0.18)	10.61	5.87	0.55		0.10		3.51	161,463	204
Core Plus Bond Fund
2009(3)(10)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.55		0.32		3.73	33,067	26
2010(3)(13)	10.81	0.21	0.22	0.43	(0.23)	(0.01)	(0.24)	11.00	3.99	0.55		0.16		3.76	35,402	27
Government Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.37	0.20		0.18		2.34	37,372	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20		0.17		4.34	65,616	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.25	0.20		0.13		5.13	136,910	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.45	0.20		0.10		3.33	275,136	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.23	(12)	0.07		0.75	399,654	—
2010(13)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.05	0.20		0.08		0.10	331,080	—
Tax-Free Money Market Fund
2005(7)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.39	0.20		0.06		0.78	24,211	—
2006	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.09	0.20		0.13		3.10	116,409	—
2007	1.00	0.04	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	0.20		0.13		3.53	243,842	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.83	0.20		0.09		2.67	398,315	—
2009	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68	0.23	(12)	0.08		1.62	596,180	—
2010(13)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.32	0.20		0.09		0.64	526,212	—
Prime Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.47	0.20		0.04		2.45	1,550,128	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20		0.04		4.44	1,653,556	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.33	0.20		0.02		5.20	2,080,429	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.91	0.20		0.01		3.69	3,101,260	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	0.24	(12)	0.00	(6)	1.32	3,024,018	—
2010(13)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.14	0.20		0.01		0.28	2,263,484	—

(1)	Based on net asset value.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 29, 2005 (commencement of operations) to August 31, 2005.
(8)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(9)	Reflects operations for the period from February 1, 2008 (commencement of operations) to August 31, 2008.
(10)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(11)	Reflects operations for the period from October 1, 2009 (commencement of operations) to February 28, 2010.
(12)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(13)	For the six months ended February 28, 2010 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2010 (unaudited)

Notes to Financial Statements	Marshall Funds

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eighteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), with multiple classes of shares as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund (“Large-Cap Value Fund”)	X	X	X	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund (“Large-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X	X	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	X	X	X	To provide capital appreciation.
Marshall Ultra Short Tax-Free Fund (“Ultra Short Tax-Free Fund”)		X*	X*	To provide current income exempt from federal income tax consistent with the preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)		X		To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Government Income Fund (“Government Income Fund”)	X	X	X	To provide current income.
Marshall Corporate Income Fund (“Corporate Income Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Aggregate Bond Fund (“Aggregate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Core Plus Bond Fund (“Core Plus Bond Fund”)		X	X	To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)		X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)		X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Marshall Prime Money Market Fund (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.

*	Commenced operations on October 1, 2010.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading

Notes to Financial Statements (continued)

day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities which are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the International Stock Fund and Emerging Markets Equity Fund may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-advisers) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds (except Intermediate Tax-Free Fund) offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are generally amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Marshall Funds

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended February 28, 2010, the Short-Term Income Fund had an average of 83 long futures contracts outstanding and the Intermediate Tax-Free Fund had an average of 10 short futures contracts outstanding. At February 28, 2010, the Funds had no outstanding futures contracts.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended February 28, 2010, the Large-Cap Value Fund had $579,832 in realized losses on all option contracts and the Large-Cap Growth Fund had $33,400 in realized gains on all option contracts. During the period ended February 28, 2010, the Large-Cap Value Fund had average written and purchased options outstanding of 1,913 contracts and 5,720 contracts, respectively, while the Large-Cap Growth Fund had average purchased options outstanding of 219 contracts.

The following is a summary of written option activity:

	Large-Cap Value Fund		Large-Cap Growth Fund
Contracts	Number of Contracts	Premium	Number of Contracts	Premium
Outstanding @ 8/31/2009	1,681	$155,802	—	$—
Options written	5,202	344,916	200	33,400
Options expired	(935)	(47,264)	(200)	(33,400)
Options exercised	(616)	(38,611)	—	—
Options closed	(1,275)	(122,231)	—	—

Outstanding @ 2/28/2010	4,057	$292,612	—	$—

At February 28, 2010, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Depreciation
Bank of America Corp.	Call	January 2011	$20.00	3,922	$413,771	$(147,078)
Whirlpool Corp.	Call	June 2010	95.00	135	28,013	(2,093)

Total				4,057		$(149,171)

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the

Notes to Financial Statements (continued)

potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2010 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Tax-Free Money Market Fund	Term Tender Custodial Receipts	10/2/2009	$20,059,624	$20,051,375
Prime Money Market Fund	Metropolitan Life Insurance Co.	5/3/2004	65,000,000	65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	1/30/2004	50,000,000	50,000,000

Redemption Fees—The Funds (other than the Government Money Market Fund, Tax-Free Money Market Fund, and Prime Money Market Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 28, 2010 (1):

Description	Value
Blackrock Liquidity TempCash Money Market Fund, 0.122%	$9,490,986
Concord Minutemen Capital Co., LLC, 0.600%, 6/2/2010(2)	24,942,075
FCAR Owner Trust I, 0.430%, 5/17/2010(2)	24,963,750
Fidelity Institutional Money Market Fund, 0.220%	533,000,000
Metlife Insurance FA, 1.356%, 5/27/2010	20,000,000
UBS AG Stamford, 0.450%, 6/7/2010	25,012,600

Total	$637,409,411

(1)	The collateral pool is managed by the fixed income group within M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”). Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2010.
(2)	Each issue shows the rate of the discount at the time of purchase.

Marshall Funds

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Treasury’s Temporary Guarantee Program—On October 2, 2008, the Government Money Market Fund, Tax-Free Money Market Fund, and Prime Money Market Fund filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) and paid a fee to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Board of Directors determined that each of these Fund’s participation in the Program was in the best interests of the Funds and their respective shareholders. Under the Program, the Treasury guaranteed the share price of shares of a fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) during the coverage period and the fund was required to liquidate. The Program’s guarantee was for the lesser of: (a) the number of fund shares owned by the shareholder at the close of business on September 19, 2008; or (b) the number of fund shares owned by the shareholder on the date of a Guarantee Event. Each Fund paid a fee equivalent to 0.01% of each Fund’s net assets as of September 19, 2008 to participate in the Program through December 18, 2008. The Treasury first extended the Program through April 30, 2009, for which each Fund paid an additional fee equivalent to 0.015% of each Fund’s net assets as of September 19, 2008. The Treasury then extended the Program through September 18, 2009, for which each Fund paid an additional fee equivalent to 0.015% of each Fund’s net assets as of September 19, 2008. The Treasury elected not to extend the program beyond September 18, 2009. The Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund paid a total of $14,668, $15,926, and $101,142, respectively, for the period ended February 28, 2010.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Valuation Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. Fair Valuation Measurements and Disclosures establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determing when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement. The Funds adopted Fair Valuation Measurements and Disclosures as of September 1, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of each Fund’s fair value measurements as of February 28, 2010:

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$183,448,731	$—	$—	$183,448,731
Purchased Call Options	664,255	—	—	664,255
Short-Term Investments	—	2,485,855	—	2,485,855

Total	$184,112,986	$2,485,855	$—	$186,598,841

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$168,023,389	$—	$—	$168,023,389
Purchased Call Options	31,120	—	—	31,120
Purchased Put Options	3,381	—	—	3,381
Short-Term Investments	—	6,569,932	—	6,569,932

Total	$168,057,890	$6,569,932	$—	$174,627,822

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$235,529,555	$—	$—	$235,529,555
Short-Term Investments	—	3,492,614	—	3,492,614

Total	$235,529,555	$3,492,614	$—	$239,022,169

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$212,624,880	$—	$—	$212,624,880
Short-Term Investments	—	3,683,898	—	3,683,898

Total	$212,624,880	$3,683,898	$—	$216,308,778

Notes to Financial Statements (continued)

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$311,547,457	$—	$—	$311,547,457
Short-Term Investments	—	8,368,048	—	8,368,048

Total	$311,547,457	$8,368,048	$—	$319,915,505

	International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$70,058,988	$—	$—	$70,058,988
Preferred Stocks*	961,616	—	—	961,616
Short-Term Investments	—	2,540,906	—	2,540,906

Total	$71,020,604	$2,540,906	$—	$73,561,510

	Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$55,476,991	$—	$—	$55,476,991
Short-Term Investments	—	2,010,237	—	2,010,237

Total	$—	$2,010,237	$—	$57,487,228

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$990,666	$128,463,878	$—	$129,454,544
Short-Term Investments	—	28,361,042	—	28,361,042

Total	$990,666	$156,824,920	$—	$157,815,586

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,843,591	$—	$13,843,591
Collateralized Mortgage Obligations	—	13,157,998	—	13,157,998
Commercial Mortgage Securities	—	17,052,237	—	17,052,237
Corporate Bonds & Notes	—	35,721,646	1,858,950	37,580,596
Municipals	—	1,560,822	—	1,560,822
Mutual Funds	7,870,163	—	—	7,870,163
U.S. Government & U.S. Government Agency Obligations	—	2,211,640	—	2,211,640
U.S. Government Agency-Mortgage Securities	—	1,120,817	—	1,120,817
Short-Term Investments	—	18,496,676	—	18,496,676

Total	$7,870,163	$103,165,427	$1,858,950	$112,894,540

	Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$6,410,777	$—	$6,410,777
Commercial Mortgage Securities	—	14,362,030	—	14,362,030
Corporate Bonds & Notes	—	57,236,575	3,060,000	60,296,575
U.S. Government & U.S. Government Agency Obligations	—	83,086,002	—	83,086,002
Short-Term Investments	—	12,183,536	—	12,183,536

Total	$—	$173,278,920	$3,060,000	$176,338,920

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$1,695,584	$243,305,897	$—	$245,001,481
Short-Term Investments	—	18,262,379	—	18,262,379

Total	$1,695,584	$261,568,276	$—	$263,263,860

	Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,160,784	$—	$2,160,784
Collateralized Mortgage Obligations	—	42,795,706	—	42,795,706
Commercial Mortgage Securities	—	26,624,018	—	26,624,018
Corporate Bonds & Notes	—	3,985,904	2,295,000	6,280,904
U.S. Government & U.S. Government Agency Obligations	—	104,568,040	—	104,568,040
U.S. Government Agency-Mortgage Securities	—	238,728,317	—	238,728,317
Short-Term Investments	—	30,501,350	—	30,501,350

Total	$—	$449,364,119	$2,295,000	$451,659,119

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,033,833	$—	$3,033,833
Corporate Bonds & Notes	—	27,931,087	—	27,931,087
U.S. Government & U.S. Government Agency Obligations	—	1,036,224	—	1,036,224
Short-Term Investments	—	4,182,668	—	4,182,668

Total	$—	$36,183,812	$—	$36,183,812

	Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$10,539,599	$—	$10,539,599
Commercial Mortgage Securities	—	12,168,809	—	12,168,809
Corporate Bonds & Notes	—	93,781,787	—	93,781,787
U.S. Government & U.S. Government Agency Obligations	—	91,746,552	—	91,746,552
U.S. Government Agency-Mortgage Securities	—	42,634,903	—	42,634,903
Short-Term Investments	—	33,021,188	—	33,021,188

Total	$—	$283,892,838	$—	$283,892,838

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,366,428	$—	$5,366,428
Commercial Mortgage Securities	—	2,541,593	—	2,541,593
Corporate Bonds & Notes	—	35,720,495	—	35,720,495
U.S. Government & U.S. Government Agency Obligations	—	13,921,171	—	13,921,171
U.S. Government Agency-Mortgage Securities	—	7,606,427	—	7,606,427
Short-Term Investments	—	3,256,455	—	3,256,455

Total	$—	$68,412,569	$—	$68,412,569

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,000,000	$—	$10,000,000
Municipals	—	130,100,000	—	130,100,000
U.S. Government & U.S. Government Agency Obligations	—	229,983,753	—	229,983,753
Repurchase Agreements	—	484,874,179	—	484,874,179

Total	$—	$854,957,932	$—	$854,957,932

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$905,393,409	$—	$905,393,409
Mutual Funds	—	2,934,812	—	2,934,812

Total	$—	$908,328,221	$—	$908,328,221

Marshall Funds

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$250,000,000	$—	$250,000,000
Commercial Paper		2,014,721,286	—	2,014,721,286
Municipals	—	263,130,000	—	263,130,000
Notes-Variable	—	667,438,114	—	667,438,114
Repurchase Agreements	—	903,582,823	—	903,582,823
Trust Demand Notes	—	143,000,000	—	143,000,000

Total	$—	$4,241,872,223	$—	$4,241,872,223

	Unrealized Depreciation On Other Financial Instruments**
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund
Written Call Options	$(149,171)	$—	$—	$(149,171)

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Fund	Beginning balance September 1, 2009	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in (out) of Level 3	Ending balance February 28, 2010
Short-Term Income Fund Corporate Bonds & Notes	$1,871,586	$—	$(12,636)	$—	$—	$1,858,950
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,080,800	—	(20,800)	—	—	3,060,000
Government Income Fund Corporate Bonds & Notes	2,310,600	—	(15,600)	—	—	2,295,000

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	652,212	$6,562,503	2,072,447	$18,338,220
Shares issued to shareholders in payment of distributions declared	60,601	600,072	144,610	1,312,978
Shares redeemed	(1,391,792)	(13,907,812)	(2,284,771)	(21,013,309)

Net change resulting from investor class share transactions	(678,979)	$(6,745,237)	(67,714)	$(1,362,111)
LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	23,387	$232,907	95,664	$821,104
Shares issued to shareholders in payment of distributions declared	4,901	48,527	13,147	119,856
Shares redeemed	(66,819)	(679,293)	(197,853)	(1,690,497)

Net change resulting from advisor class share transactions	(38,531)	$(397,859)	(89,042)	$(749,537)
LARGE-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	364,743	$3,628,672	2,821,717	$24,913,280
Shares issued to shareholders in payment of distributions declared	62,604	620,517	145,784	1,322,629
Shares redeemed	(1,583,726)	(15,822,469)	(4,472,703)	(40,599,638)

Net change resulting from institutional class share transactions	(1,156,379)	$(11,573,280)	(1,505,202)	$(14,363,729)

Net change resulting from fund shares transactions	(1,873,889)	$(18,716,376)	(1,661,958)	$(16,475,377)

Notes to Financial Statements (continued)

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	582,352	$6,117,061	815,536	$7,011,579
Shares issued to shareholders in payment of distributions declared	13,197	138,571	6,935	56,034
Shares redeemed	(364,409)	(3,817,344)	(1,351,740)	(11,549,618)

Net change resulting from investor class share transactions	231,140	$2,438,288	(529,269)	$(4,482,005)
LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	28,276	$295,798	66,847	$549,944
Shares issued to shareholders in payment of distributions declared	1,227	12,887	738	5,965
Shares redeemed	(41,670)	(440,504)	(179,364)	(1,482,525)

Net change resulting from advisor class share transactions	(12,167)	$(131,819)	(111,779)	$(926,616)

LARGE-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	259,690	$2,759,564	1,223,463	$10,090,741
Shares issued to shareholders in payment of distributions declared	30,528	321,463	17,934	145,089
Shares redeemed	(840,797)	(8,898,852)	(3,504,002)	(29,740,829)

Net change resulting from institutional class share transactions	(550,579)	$(5,817,825)	(2,262,605)	$(19,504,999)

Net change resulting from fund shares transactions	(331,606)	$(3,511,356)	(2,903,653)	$(24,913,620)

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,053,805	$10,896,742	2,932,959	$23,990,097
Shares issued to shareholders in payment of distributions declared	72,908	745,117	965,089	7,276,768
Shares redeemed	(1,805,828)	(18,510,184)	(4,942,979)	(40,717,561)

Net change resulting from investor class share transactions	(679,115)	$(6,868,325)	(1,044,931)	$(9,450,696)
MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	23,422	$243,471	57,980	$455,791
Shares issued to shareholders in payment of distributions declared	3,840	39,249	49,848	375,853
Shares redeemed	(54,042)	(569,222)	(206,847)	(1,654,755)

Net change resulting from advisor class share transactions	(26,780)	$(286,502)	(99,019)	$(823,111)
MID-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	1,051,430	$10,760,290	3,637,265	$30,107,066
Shares issued to shareholders in payment of distributions declared	66,719	680,535	718,692	5,411,754
Shares redeemed	(833,459)	(8,613,176)	(3,032,124)	(23,439,349)

Net change resulting from institutional class share transactions	284,690	$2,827,649	1,323,833	$12,079,471

Net change resulting from fund shares transactions	(421,205)	$(4,327,178)	179,883	$1,805,664

Marshall Funds

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	476,403	$6,621,715	954,450	$11,054,875
Shares issued to shareholders in payment of distributions declared	—	—	223,029	2,346,269
Shares redeemed	(335,099)	(4,674,821)	(1,099,808)	(13,204,367)

Net change resulting from investor class share transactions	141,304	$1,946,894	77,671	$196,777
MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	8,249	$116,393	18,419	$208,502
Shares issued to shareholders in payment of distributions declared	—	—	15,192	159,815
Shares redeemed	(17,445)	(246,620)	(57,400)	(631,942)

Net change resulting from advisor class share transactions	(9,196)	$(130,227)	(23,789)	$(263,625)

MID-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	292,526	$4,135,989	2,202,935	$25,674,681
Shares issued to shareholders in payment of distributions declared	10,190	139,702	547,297	5,773,985
Shares redeemed	(1,075,199)	(15,178,609)	(2,045,409)	(22,994,347)

Net change resulting from institutional class share transactions	(772,483)	$(10,902,918)	704,823	$8,454,319

Net change resulting from fund shares transactions	(640,375)	$(9,086,251)	758,705	$8,387,471

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	2,135,732	$29,996,010	2,292,168	$23,078,278
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(966,492)	(13,451,143)	(3,929,112)	(40,967,633)

Net change resulting from investor class share transactions	1,169,240	$16,544,867	(1,636,944)	$(17,889,355)
SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	149,087	$1,995,975	305,601	$3,122,090
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(125,196)	(1,741,124)	(327,813)	(3,264,195)

Net change resulting from advisor class share transactions	23,891	$254,851	(22,212)	$(142,105)
SMALL-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	1,306,711	$17,952,953	3,302,236	$34,967,026
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,159,954)	(15,955,343)	(2,081,876)	(19,880,395)

Net change resulting from institutional class share transactions	146,757	$1,997,610	1,220,360	$15,086,631

Net change resulting from fund shares transactions	1,339,888	$18,797,328	(438,796)	$(2,944,829)

Notes to Financial Statements (continued)

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	379,169	$3,432,872	744,689	$6,305,297
Shares issued to shareholders in payment of distributions declared	97,707	873,498	399,150	2,929,758
Shares redeemed	(1,037,104)	(9,509,674)	(4,416,795)	(36,866,741)

Net change resulting from investor class share transactions	(560,228)	$(5,203,304)	(3,272,956)	$(27,631,686)
INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	10,623	$96,918	19,645	$174,816
Shares issued to shareholders in payment of distributions declared	8,883	79,412	31,205	229,046
Shares redeemed	(23,165)	(212,680)	(156,947)	(1,187,210)

Net change resulting from advisor class share transactions	(3,659)	$(36,350)	(106,097)	$(783,348)

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	67,998	$634,773	1,558,774	$13,064,624
Shares issued to shareholders in payment of distributions declared	156,528	1,415,011	1,111,926	8,261,610
Shares redeemed	(3,941,627)	(36,874,965)	(14,154,458)	(119,447,294)

Net change resulting from institutional class share transactions	(3,717,101)	$(34,825,181)	(11,483,758)	$(98,121,060)

Net change resulting from fund shares transactions	(4,280,988)	$(40,064,835)	(14,862,811)	$(126,536,094)

EMERGING MARKETS EQUITY FUND—INVESTOR CLASS
Shares sold	296,038	$4,670,045	494,410	$5,571,657
Shares issued to shareholders in payment of distributions declared	29,494	473,683	—	—
Shares redeemed	(62,043)	(993,252)	(31,328)	(376,134)

Net change resulting from investor class share transactions	263,489	$4,150,476	463,082	$5,195,523
EMERGING MARKETS EQUITY FUND—ADVISOR CLASS
Shares sold	18,951	$304,575	5,462	$63,259
Shares issued to shareholders in payment of distributions declared	691	11,099	—	—
Shares redeemed	(107)	(1,634)	—	—

Net change resulting from advisor class share transactions	19,535	$314,040	5,462	$63,259
EMERGING MARKETS EQUITY FUND—INSTITUTIONAL CLASS
Shares sold	322,418	$5,055,118	3,237,324	$35,677,324
Shares issued to shareholders in payment of distributions declared	114,922	1,846,792	779	7,843
Shares redeemed	(139,602)	(2,265,520)	(538,305)	(6,765,080)

Net change resulting from institutional class share transactions	297,738	$4,636,390	2,699,798	$28,920,087

Net change resulting from fund shares transactions	580,762	$9,100,906	3,168,342	$34,178,869

Marshall Funds

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
ULTRA SHORT TAX-FREE FUND—INVESTOR CLASS(1)
Shares sold	2,885,631	$28,943,449	—	$—
Shares issued to shareholders in payment of distributions declared	6,419	64,423	—	—
Shares redeemed	(396,144)	(3,974,764)	—	—

Net change resulting from investor class share transactions	2,495,906	$25,033,108	—	$—

ULTRA SHORT TAX-FREE FUND—INSTITUTIONAL CLASS(1)			—
Shares sold	13,117,089	$131,432,577	—	$—
Shares issued to shareholders in payment of distributions declared	3,381	33,896	—	—
Shares redeemed	(141,581)	(1,420,014)	—	—

Net change resulting from institutional class share transactions	12,978,889	$130,046,459	—	$—

Net change resulting from fund shares transactions	15,474,795	$155,079,567	—	$—

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	1,648,914	$15,011,256	2,079,904	$17,815,356
Shares issued to shareholders in payment of distributions declared	43,186	393,277	77,944	672,218
Shares redeemed	(388,768)	(3,531,577)	(2,045,424)	(17,674,873)

Net change resulting from investor class share transactions	1,303,332	$11,872,956	112,424	$812,701
SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	121,980	$1,112,880	22,491	$194,426
Shares issued to shareholders in payment of distributions declared	2,991	27,250	8,032	68,982
Shares redeemed	(21,993)	(199,900)	(56,750)	(486,139)

Net change resulting from advisor class share transactions	102,978	$940,230	(26,227)	$(222,731)
SHORT-TERM INCOME FUND—INSTITUTIONAL CLASS
Shares sold	1,148,408	$10,480,324	1,935,618	$16,954,261
Shares issued to shareholders in payment of distributions declared	64,041	583,597	188,657	1,619,567
Shares redeemed	(1,659,145)	(15,205,353)	(2,938,492)	(24,925,956)

Net change resulting from institutional class share transactions	(446,696)	$(4,141,432)	(814,217)	$(6,352,128)

Net change resulting from fund shares transactions	959,614	$8,671,754	(728,020)	$(5,762,158)

Notes to Financial Statements (continued)

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
SHORT-INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	913,869	$8,452,770	1,083,956	$8,713,892
Shares issued to shareholders in payment of distributions declared	61,255	570,827	379,170	2,968,046
Shares redeemed	(1,341,623)	(12,412,143)	(5,535,968)	(44,047,015)

Net change resulting from investor class share transactions	(366,499)	$(3,388,546)	(4,072,842)	$(32,365,077)

SHORT-INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	28,270	$262,762	72,318	$549,093
Shares issued to shareholders in payment of distributions declared	5,053	47,068	28,645	224,223
Shares redeemed	(44,949)	(418,436)	(140,033)	(1,076,131)

Net change resulting from advisor class share transactions	(11,626)	$(108,606)	(39,070)	$(302,815)
SHORT-INTERMEDIATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	500,490	$4,670,762	1,908,109	$15,747,746
Shares issued to shareholders in payment of distributions declared	87,491	814,819	508,474	3,978,750
Shares redeemed	(1,897,051)	(17,494,271)	(11,714,499)	(90,416,545)

Net change resulting from institutional class share transactions	(1,309,070)	$(12,008,690)	(9,297,916)	$(70,690,049)

Net change resulting from fund shares transactions	(1,687,195)	$(15,505,842)	(13,409,828)	$(103,357,941)

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	12,715,065	$133,163,076	7,716,144	$76,962,316
Shares issued to shareholders in payment of distributions declared	142,603	1,495,930	204,156	1,982,797
Shares redeemed	(1,918,149)	(20,048,858)	(2,900,691)	(28,394,709)

Net change resulting from investor class share transactions	10,939,519	$114,610,148	5,019,609	$50,550,404

Marshall Funds

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	2,668,641	$25,850,544	4,605,039	$42,137,788
Shares issued to shareholders in payment of distributions declared	449,514	4,361,609	2,435,909	21,863,877
Shares redeemed	(5,313,067)	(51,006,189)	(15,035,590)	(136,779,995)

Net change resulting from investor class share transactions	(2,194,912)	$(20,794,036)	(7,994,642)	$(72,778,330)
GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	106,576	$1,038,754	93,292	$843,181
Shares issued to shareholders in payment of distributions declared	7,777	75,471	33,273	298,766
Shares redeemed	(41,381)	(401,154)	(170,223)	(1,532,138)

Net change resulting from advisor class share transactions	72,972	$713,071	(43,658)	$(390,191)

GOVERNMENT INCOME FUND—INSTITUTIONAL CLASS
Shares sold	771,906	$7,470,378	2,626,002	$24,118,771
Shares issued to shareholders in payment of distributions declared	145,153	1,408,035	1,225,105	10,956,194
Shares redeemed	(3,661,530)	(35,433,143)	(13,579,365)	(123,400,719)

Net change resulting from institutional class share transactions	(2,744,471)	$(26,554,730)	(9,728,258)	$(88,325,754)

Net change resulting from fund shares transactions	(4,866,411)	$(46,635,695)	(17,766,558)	$(161,494,275)

CORPORATE INCOME FUND—INVESTOR CLASS
Shares sold	508,636	$5,980,278	499,497	$5,366,275
Shares issued to shareholders in payment of distributions declared	18,425	217,282	5,592	62,717
Shares redeemed	(124,185)	(1,462,608)	(23,468)	(261,328)

Net change resulting from investor class share transactions	402,876	$4,734,952	481,621	$5,167,664
CORPORATE INCOME FUND—ADVISOR CLASS
Shares sold	64,935	$760,732	105,454	$1,112,996
Shares issued to shareholders in payment of distributions declared	3,702	43,658	1,273	14,170
Shares redeemed	(8,686)	(102,424)	(130)	(1,460)

Net change resulting from advisor class share transactions	59,951	$701,966	106,597	$1,125,706
CORPORATE INCOME FUND—INSTITUTIONAL CLASS
Shares sold	522,040	$6,183,326	1,336,178	$13,454,734
Shares issued to shareholders in payment of distributions declared	42,455	500,479	42,044	451,131
Shares redeemed	(5,789)	(68,067)	(1,175)	(13,412)

Net change resulting from institutional class share transactions	558,706	$6,615,738	1,377,047	$13,892,453

Net change resulting from fund shares transactions	1,021,533	$12,052,656	1,965,265	$20,185,823

Notes to Financial Statements (continued)

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
AGGREGATE BOND FUND—INVESTOR CLASS
Shares sold	2,830,150	$29,443,688	1,862,652	$17,197,766
Shares issued to shareholders in payment of distributions declared	134,222	1,410,799	621,420	5,619,817
Shares redeemed	(562,073)	(5,866,104)	(2,874,264)	(26,265,528)

Net change resulting from investor class share transactions	2,402,299	$24,988,383	(390,192)	$(3,447,945)
AGGREGATE BOND FUND—ADVISOR CLASS
Shares sold	42,073	$440,403	123,022	$1,106,530
Shares issued to shareholders in payment of distributions declared	2,120	22,279	4,670	43,108
Shares redeemed	(24,693)	(259,332)	(13,607)	(125,035)

Net change resulting from advisor class share transactions	19,500	$203,350	114,085	$1,024,603

AGGREGATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	1,458,622	$15,251,249	2,211,105	$20,755,575
Shares issued to shareholders in payment of distributions declared	178,657	1,876,690	1,387,548	12,495,041
Shares redeemed	(1,165,753)	(12,188,718)	(11,055,959)	(100,044,058)

Net change resulting from institutional class share transactions	471,526	$4,939,221	(7,457,306)	$(66,793,442)

Net change resulting from fund shares transactions	2,893,325	$30,130,954	(7,733,413)	$(69,216,784)

CORE PLUS BOND FUND—INVESTOR CLASS
Shares sold	1,145,083	$12,494,876	1,974,950	$20,150,882
Shares issued to shareholders in payment of distributions declared	52,219	572,379	29,490	312,273
Shares redeemed	(125,095)	(1,366,632)	(57,125)	(594,717)

Net change resulting from investor class share transactions	1,072,207	$11,700,623	1,947,315	$19,868,438
CORE PLUS BOND FUND—INSTITUTIONAL CLASS
Shares sold	265,008	$2,896,211	3,150,973	$31,678,426
Shares issued to shareholders in payment of distributions declared	62,635	686,515	68,841	717,469
Shares redeemed	(166,626)	(1,823,417)	(162,227)	(1,710,325)

Net change resulting from institutional class share transactions	161,017	$1,759,309	3,057,587	$30,685,570

Net change resulting from fund shares transactions	1,233,224	$13,459,932	5,004,902	$50,554,008

Marshall Funds

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	1,659,290,348	$1,659,290,348	3,141,289,829	$3,141,289,829
Shares issued to shareholders in payment of distributions declared	16,509	16,509	1,741,504	1,741,504
Shares redeemed	(1,612,087,988)	(1,612,087,988)	(2,975,832,180)	(2,975,832,180)

Net change resulting from investor class share transactions	47,218,869	$47,218,869	167,199,153	$167,199,153
GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	1,171,124,015	$1,171,124,015	2,547,881,137	$2,547,881,137
Shares issued to shareholders in payment of distributions declared	40,580	40,580	1,193,552	1,193,552
Shares redeemed	(1,239,738,081)	(1,239,738,081)	(2,424,556,238)	(2,424,556,238)

Net change resulting from institutional class share transactions	(68,573,486)	$(68,573,486)	124,518,451	$124,518,451

Net change resulting from fund shares transactions	(21,354,617)	$(21,354,617)	291,717,604	$291,717,604

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	372,546,225	$372,546,225	855,693,216	$855,693,216
Shares issued to shareholders in payment of distributions declared	389,029	389,029	3,104,179	3,104,179
Shares redeemed	(378,002,155)	(378,002,155)	(893,854,512)	(893,854,512)

Net change resulting from investor class share transactions	(5,066,901)	$(5,066,901)	(35,057,117)	$(35,057,117)
TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	440,157,796	$440,157,796	1,035,832,003	$1,035,832,003
Shares issued to shareholders in payment of distributions declared	30,613	30,613	88,113	88,113
Shares redeemed	(510,270,135)	(510,270,135)	(838,039,486)	(838,039,486)

Net change resulting from institutional class share transactions	(70,081,726)	$(70,081,726)	197,880,630	$197,880,630

Net change resulting from fund shares transactions	(75,148,627)	$(75,148,627)	162,823,513	$162,823,513

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	2,001,292,840	$2,001,292,840	4,497,470,403	$4,497,483,090
Shares issued to shareholders in payment of distributions declared	127,526	127,526	6,844,569	6,844,569
Shares redeemed	(2,343,366,375)	(2,343,366,375)	(4,788,164,994)	(4,788,164,994)

Net change resulting from investor class share transactions	(341,946,009)	$(341,946,009)	(283,850,022)	$(283,837,335)

Notes to Financial Statements (continued)

	Period Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount
PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	36,482,541	$36,482,541	132,603,981	$132,604,656
Shares issued to shareholders in payment of distributions declared	4,161	4,161	1,161,348	1,161,348
Shares redeemed	(58,732,964)	(58,732,964)	(171,466,828)	(171,466,828)

Net change resulting from advisor class share transactions	(22,246,262)	$(22,246,262)	(37,701,499)	$(37,700,824)
PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	5,231,241,723	$5,231,241,723	10,935,190,898	$10,935,209,057
Shares issued to shareholders in payment of distributions declared	933,449	933,449	8,644,635	8,644,635
Shares redeemed	(5,992,709,986)	(5,992,709,986)	(11,021,105,829)	(11,021,105,829)

Net change resulting from institutional class share transactions	(760,534,814)	$(760,534,814)	(77,270,296)	$(77,252,137)

Net change resulting from fund shares transactions	(1,124,727,085)	$(1,124,727,085)	(398,821,817)	$(398,790,296)

(1)	Reflects activity for the period from October 1, 2010 (commencement of operations) to February 28, 2010.

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
International Stock Fund	1.00	0.99	0.95	0.90
Emerging Markets Equity Fund	1.00	0.99	0.95	0.90
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.60	0.59	0.50	0.45
Government Income Fund	0.40	0.39	0.30	0.25
Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
Core Plus Bond Fund	0.25	0.24	0.15	0.10

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, LLC. The Emerging Markets Equity Fund’s sub-adviser is Trilogy Global Advisors, LLC. The Corporate Income Fund and Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Marshall Funds

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding the amounts and periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

	(September 1, 2009 – December 28, 2009) Annualized Contractual Expense Limitation			(December 29, 2009 – February 28, 2010) Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Investor Class	Advisor Class	Institutional Class
Large-Cap Value Fund	—%	—%	—%	1.24%	1.24%	0.99%
Large-Cap Growth Fund	—	—	—	1.24	1.24	0.99
Mid-Cap Value Fund	—	—	—	1.24	1.24	0.99
Mid-Cap Growth Fund	—	—	—	1.24	1.24	0.99
Small-Cap Growth Fund	—	—	—	1.44	1.44	1.19
International Stock Fund	1.45	1.45	1.20	1.45	1.45	1.20
Emerging Markets Equity Fund	1.50	1.50	1.25	1.50	1.50	1.25
Ultra Short Tax-Free Fund	0.55	—	0.30	0.55	—	0.30
Short-Term Income Fund	0.60	0.60	0.35	0.60	0.60	0.35
Short-Intermediate Bond Fund	0.80	0.80	0.55	0.80	0.80	0.55
Intermediate Tax-Free Fund	0.55	—	—	0.55	—	—
Government Income Fund	0.80	0.80	0.55	0.80	0.80	0.55
Corporate Income Fund	0.80	0.80	0.55	0.80	0.80	0.55
Aggregate Bond Fund	0.80	0.80	0.55	0.80	0.80	0.55
Core Plus Bond Fund	0.80	—	0.55	0.80	—	0.55
Government Money Market Fund	0.45	—	0.20	0.45	—	0.20
Tax-Free Money Market Fund	0.45	—	0.20	0.45	—	0.20
Prime Money Market Fund	0.45	0.75	0.20	0.45	0.75	0.20

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund pays MIS at the annual rate of 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds as listed below.

Equity & Fixed Income Funds		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Notes to Financial Statements (continued)

Recordkeeping Fees—M&I Trust receives fees for recordkeeping purposes based on per account charges. The following amounts were paid to M&I Trust for the period ended February 28, 2010:

Fund	Fees Paid	Fund	Fees Paid
Large-Cap Value Fund	$37,545	Ultra Short Tax-Free Fund	$997
Large-Cap Growth Fund	33,868	Short-Term Income Fund	4,244
Mid-Cap Value Fund	38,203	Short-Intermediate Bond Fund	3,731
Mid-Cap Growth Fund	37,019	Intermediate Tax-Free Fund	4,345
Small-Cap Growth Fund	47,624	Government Income Fund	36,488
International Stock Fund	29,561	Corporate Income Fund	1,219
Emerging Markets Equity Fund	28,653	Aggregate Bond Fund	31,538
		Core Plus Bond Fund	24,947
		Government Money Market Fund	3,530
		Tax-Free Money Market Fund	22,509
		Prime Money Market Fund	170,208

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund and Emerging Markets Equity Fund for which State Street Bank and Trust Company maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets consisting of two basis points on the first $250,000,000 and one basis point thereafter for the period.

Distribution Services Fee—The Prime Money Market Fund is subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.30% of the average daily net assets of the Fund’s Advisor Class shares.

Securities Lending—The Funds pay a portion of net revenue from securities lending to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the period ended February 28, 2010:

Fund	Fees Paid	Fund	Fees Paid
Large-Cap Value Fund	$21,017	Short-Term Income Fund	$1,734
Large-Cap Growth Fund	37,399	Short-Intermediate Bond Fund	37,721
Mid-Cap Value Fund	36,134	Government Income Fund	74,574
Mid-Cap Growth Fund	47,497	Aggregate Bond Fund	45,425
Small-Cap Growth Fund	77,033
International Stock Fund	7,566

Investments in Affiliated Entities—An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Marshall Fund. Entities which are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities which are affiliates as of February 28, 2010 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.600%	$—	$109,624,897	$84,468,905	$35,749	$25,155,992
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.600%	10,378,049	61,566,398	57,082,144	39,251	14,862,303
Corporate Income Fund Marshall Prime Money Market Fund, Class I, 0.159%	487,879	18,585,412	16,890,562	2,779	2,182,729
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I, 0.159%	1,599,638	23,620,868	23,963,931	5,797	1,256,575

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receive any compensation from the Funds.

Marshall Funds

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.750% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (LIBOR). The LOC includes a commitment fee of 0.150% per annum on the daily unused portion. The International Stock Fund utilized the LOC during the period ended February 28, 2010. No borrowings were outstanding under the LOC at February 28, 2010. For the period ended February 28, 2010, the International Stock Fund had an average daily loan balance outstanding of $70,472 and a weighted average interest rate of 0.958%.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 28, 2010 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$75,393,358	$96,372,416	$—	$—
Large-Cap Growth Fund	82,442,020	93,706,363	—	—
Mid-Cap Value Fund	70,589,397	73,536,326	—	—
Mid-Cap Growth Fund	154,640,736	163,548,929	—	—
Small-Cap Growth Fund	283,279,995	267,684,676	—	—
International Stock Fund	59,007,939	100,460,842	—	—
Emerging Markets Equity Fund	16,440,611	9,350,933	—	—
Ultra Short Tax-Free Fund	158,528,379	29,019,577	—	—
Short-Term Income Fund	38,437,134	16,155,190	—	1,300,057
Short-Intermediate Bond Fund	34,638,159	53,292,606	260,040,704	268,466,488
Intermediate Tax-Free Fund	151,387,352	47,526,409	—	—
Government Income Fund	8,341,719	49,564,126	862,340,506	995,974,301
Corporate Income Fund	15,672,542	5,767,223	1,146,559	600,000
Aggregate Bond Fund	60,277,430	50,896,750	494,870,140	541,952,906
Core Plus Bond Fund	19,257,560	8,037,882	8,331,182	6,439,286

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no effect on the net asset value of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last four tax year-ends and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2010. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$190,113,251		$30,119,948	$(5,939,314)	$24,180,634
Large-Cap Growth Fund	203,601,020		24,640,143	(3,709,158)	20,930,985
Mid-Cap Value Fund	275,623,991		39,908,172	(14,255,485)	25,652,687
Mid-Cap Growth Fund	272,223,365		41,897,268	(3,823,439)	38,073,829
Small-Cap Growth Fund	397,954,349		57,718,531	(8,508,766)	49,209,765
International Stock Fund	82,922,927		8,288,451	(3,237,082)	5,051,369
Emerging Markets Equity Fund	44,771,502		14,227,527	(1,511,801)	12,715,726
Ultra Short Tax-Free Fund	157,592,206		326,187	(102,807)	223,380
Short-Term Income Fund	121,155,618		2,366,606	(4,145,351)	(1,778,745)
Short-Intermediate Bond Fund	236,130,932		2,461,024	(8,942,589)	(6,481,565)
Intermediate Tax-Free Fund	255,455,762		8,127,702	(319,605)	7,808,097
Government Income Fund	569,580,229		15,806,252	(7,449,812)	8,356,440
Corporate Income Fund	33,019,251		3,176,266	(11,705)	3,164,561
Aggregate Bond Fund	355,830,877		7,368,490	(3,470,995)	3,897,495
Core Plus Bond Fund	63,795,584		4,787,096	(170,111)	4,616,985
Government Money Market Fund	854,957,932	*	—	—	—
Tax-Free Money Market Fund	908,328,221	*	—	—	—
Prime Money Market Fund	4,241,872,223	*	—	—	—
*	at amortized cost

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2009 and 2008 was as follows:

	2009			2008
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$3,678,263	$—	$60,151	$6,522,355	$—	$12,822,870
Large-Cap Growth Fund	248,574	—	—	151,091	—	21,123,638
Mid-Cap Value Fund	779,299	—	12,831,089	19,428,584	—	46,767,331
Mid-Cap Growth Fund	—	—	8,402,663	—	—	—
Small-Cap Growth Fund	—	—	—	17,082,535	—	31,056,917
International Stock Fund	7,147,757	—	4,972,002	32,223,608	—	33,263,139
Emerging Markets Equity Fund	7,845	—	—	—	—	—
Short-Term Income Fund	3,772,571	—	—	5,210,070	—	—
Short-Intermediate Bond Fund	11,570,431	—	—	21,468,239	—	—
Intermediate Tax-Free Fund	604,835	4,338,412	475,296	—	3,297,741	—
Government Income Fund	40,335,538	—	—	32,362,793	—	—
Corporate Income Fund	542,235	—	—	—	—	—
Aggregate Bond Fund	19,515,996	—	955,124	13,765,481	—	—
Core Plus Bond Fund	1,086,482	—	—	—	—	—
Government Money Market Fund	6,654,537	—	—	15,550,662	—	—
Tax-Free Money Market Fund	116,421	13,936,462	3,421	29,923	18,383,049	—
Prime Money Market Fund	65,697,817	—	—	205,089,830	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

Marshall Funds

As of August 31, 2009, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$1,011,643	$—	$—	$(43,834,254)	$8,631,154
Large-Cap Growth Fund	548,667	—	—	(46,250,313)	12,473,115
Mid-Cap Value Fund	1,421,995	—	—	(38,633,359)	8,346,191
Mid-Cap Growth Fund	167,803	—	—	(64,653,066)	21,493,795
Small-Cap Growth Fund	—	—	—	(86,825,311)	33,618,849
International Stock Fund	2,521,663	—	—	(136,568,071)	10,083,563
Emerging Markets Equity Fund	1,683,652	—	—	—	9,969,861
Short-Term Income Fund	45,245	—	—	(6,242,981)	(3,835,590)
Short-Intermediate Bond Fund	—	—	—	(36,587,281)	(15,995,566)
Intermediate Tax-Free Fund	—	6,629	15,246	—	4,006,147
Government Income Fund	42,975	—	—	(9,012,818)	2,070,752
Corporate Income Fund	125,479	—	—	—	2,425,025
Aggregate Bond Fund	9,749	—	—	(1,942,201)	(3,617,332)
Core Plus Bond Fund	—	—	—	(49,808)	3,626,194
Government Money Market Fund	—	—	—	—	—
Tax-Free Money Market Fund	53	—	—	—	—
Prime Money Market Fund	40,697	—	—	(322,440)	—

At August 31, 2009, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total
Large-Cap Value Fund	$—	$—	$—	$—	$—	$—	$—	$13,304,836	$13,304,836
Large-Cap Growth Fund	—	—	—	—	—	—	—	20,131,837	20,131,837
Mid-Cap Value Fund	—	—	—	—	—	—	—	7,825,008	7,825,008
Mid-Cap Growth Fund	—	—	—	—	—	—	—	32,970,125	32,970,125
Small-Cap Growth Fund	—	—	—	—	—	—	—	62,798,037	62,798,037
International Stock Fund	—	—	—	—	—	—	—	65,845,358	65,845,358
Short-Term Income Fund	944,182	322,004	1,989,874	797,744	906,238	983,288	216,882	—	6,160,212
Short-Intermediate Bond Fund	—	1,234,191	—	—	5,042,619	4,819,127	—	—	11,095,937
Prime Money Market Fund	—	322,440	—	—	—	—	—	—	322,440

During the fiscal year ended August 31, 2009, the Short-Term Income, Short-Intermediate Bond and Prime Money Market Funds, respectively, utilized $569,693, $3,908,724 and $20,606 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2009, in the amount of $358,831.

As of August 31, 2009, the Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Growth, International Stock, Short-Term Income, Short-Intermediate Bond, Government Income, Aggregate Bond and Core Plus Bond Funds had $30,529,418, a $26,118,476, $30,808,351, $31,682,941, $24,027,274, $70,722,713, $82,769, $25,453,674, $9,012,818, $1,942,201 and $47,535, respectively, of post-October losses, which are deferred until fiscal year 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements which clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 31, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Funds’ financial statements.

Notes to Financial Statements (continued)	Marshall Funds

10.	Subsequent Events

In May 2009, the FASB issued Subsequent Events which is intended to introduce the concept of the financial statements being available to be issued as a measurement date for evaluating subsequent events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through April 20, 2010, the date which the financial statements were issued. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in Funds’ financial statements.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1377

Marshall Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-236-FUND (3863)

414-287-8555

http://www.marshallfunds.com

M&I Distributors, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2010 Marshall Funds, Inc.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(a) (3)	Not applicable to open end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 20, 2010

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 20, 2010